UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09521
AMG Funds
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800) 548-4539
Date of fiscal year end:
December 31
Date of reporting period:
January 01, 2026 - June 30, 2026
(Semi-Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)
AMG GW&K High Yield Bond SMA Shares
GWHYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K High Yield Bond SMA Shares (the “Fund”) for the period of June 17, 2026 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs since the commencement of operations?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K High Yield Bond SMA Shares (GWHYX)	$0	0.00%
Usually the expenses for a full reporting period would be higher for a fund; however, in this case, the Fund has an expense cap arrangement that reduces the Fund's expenses to 0.00% (excluding taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund's average daily net assets.
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$29,266,278
Total number of portfolio holdings	214
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
CCO Holdings LLC/CCO Holdings Capital Corp., 7.000%, 02/01/33	1.5%
TransDigm, Inc., 6.625%, 03/01/32	1.4%
Venture Global LNG, Inc., 8.375%, 06/01/31	1.3%
Carnival Corp., Ltd., 5.875%, 06/15/31 (Bermuda)	1.2%
Nissan Motor Acceptance Co. LLC, 6.125%, 09/30/30	1.2%
Rocket Cos., Inc., 6.500%, 08/01/29	1.2%
Celanese US Holdings LLC, 7.550%, 11/15/30	1.1%
Centene Corp., 3.375%, 02/15/30	1.1%
SM Energy Co., 9.625%, 06/15/33	1.0%
Tenet Healthcare Corp., 5.500%, 11/15/32	1.0%
Top Ten as a Group	12.0%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR107S
AMG GW&K Municipal Bond Fund
Class N/GWMTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class N/GWMTX)	$36	0.72%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$1,000,450,574
Total number of portfolio holdings	263
Net advisory fees paid	$704,929
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Southeast Energy Authority A Cooperative District, Series E, 5.000%, 10/01/30	1.5%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
California Community Choice Financing Authority, Series F, 5.000%, 06/01/36	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
Chicago O'Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/36	1.0%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.0%
Florida Development Finance Corp., Revenue, 4.000%, 11/15/33	1.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	1.0%
Los Angeles Department of Water & Power, Series C, 5.000%, 07/01/30	1.0%
Top Ten as a Group	11.0%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR025S

AMG GW&K Municipal Bond Fund
Class I/GWMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class I/GWMIX)	$20	0.39%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$1,000,450,574
Total number of portfolio holdings	263
Net advisory fees paid	$704,929
Portfolio turnover rate as of the end of the reporting period	36%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Southeast Energy Authority A Cooperative District, Series E, 5.000%, 10/01/30	1.5%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
California Community Choice Financing Authority, Series F, 5.000%, 06/01/36	1.1%
New York Transportation Development Corp., 5.000%, 12/01/36	1.1%
Chicago O'Hare International Airport, Senior Lien, Series A, Revenue, 5.000%, 01/01/36	1.0%
State Board of Administration Finance Corp., Series A, 5.526%, 07/01/34	1.0%
Florida Development Finance Corp., Revenue, 4.000%, 11/15/33	1.0%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	1.0%
Los Angeles Department of Water & Power, Series C, 5.000%, 07/01/30	1.0%
Top Ten as a Group	11.0%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR024S
AMG GW&K Municipal Enhanced SMA Shares
MESHX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced SMA Shares (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced SMA Shares (MESHX)	$0	0.00%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$259,626,969
Total number of portfolio holdings	139
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
City of Houston TX Hotel Occupancy Tax & Special Revenue, Series C, 5.500%, 09/01/58	3.6%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.1%
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.9%
Public Finance Authority, 5.750%, 12/31/65	2.4%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.1%
Louisiana Stadium & Exposition District, Series A, 5.250%, 07/01/53	2.0%
Pennsylvania Higher Educational Facilities Authority, Series B2, 5.000%, 11/01/54	2.0%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	1.8%
Pennsylvania Economic Development Financing Authority, 5.000%, 12/31/57	1.6%
Massachusetts Development Finance Agency, 5.250%, 07/01/55	1.6%
Top Ten as a Group	23.1%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR026S

AMG GW&K Municipal Enhanced Yield Fund
Class N/GWMNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class N/GWMNX)	$50	0.99%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$160,157,048
Total number of portfolio holdings	81
Net advisory fees paid	$264,568
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.2%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.3%
New York Transportation Development Corp., 4.000%, 04/30/53	3.3%
Richland County School District No 2, Series A, 1.875%, 03/01/38	2.8%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Miami Beach Health Facilities Authority, 4.000%, 11/15/46	2.4%
Top Ten as a Group	30.8%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR028S

AMG GW&K Municipal Enhanced Yield Fund
Class I/GWMEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class I/GWMEX)	$32	0.64%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$160,157,048
Total number of portfolio holdings	81
Net advisory fees paid	$264,568
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.2%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.3%
New York Transportation Development Corp., 4.000%, 04/30/53	3.3%
Richland County School District No 2, Series A, 1.875%, 03/01/38	2.8%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Miami Beach Health Facilities Authority, 4.000%, 11/15/46	2.4%
Top Ten as a Group	30.8%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR027S

AMG GW&K Municipal Enhanced Yield Fund
Class Z/GWMZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class Z/GWMZX)	$30	0.59%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$160,157,048
Total number of portfolio holdings	81
Net advisory fees paid	$264,568
Portfolio turnover rate as of the end of the reporting period	8%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	4.2%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	4.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	3.3%
New York Transportation Development Corp., 4.000%, 04/30/53	3.3%
Richland County School District No 2, Series A, 1.875%, 03/01/38	2.8%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 5.625%, 04/01/40	2.7%
Public Finance Authority, 5.750%, 12/31/65	2.6%
Miami Beach Health Facilities Authority, 4.000%, 11/15/46	2.4%
Top Ten as a Group	30.8%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR029S
AMG GW&K Securitized Bond SMA Shares
GWSBX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Securitized Bond SMA Shares (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Securitized Bond SMA Shares (GWSBX)	$0	0.00%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$122,594,668
Total number of portfolio holdings	171
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
FHLMC, 3.500%, 06/01/49	3.9%
FNMA, 5.000%, 01/01/53	3.6%
FHLMC, 2.500%, 12/01/51	3.5%
FNMA, 2.500%, 11/01/51	3.2%
FNMA, 4.000%, 06/01/53	3.1%
GNMA, 2.500%, 09/20/50	2.8%
FHLMC, 3.000%, 08/01/52	2.7%
FHLMC, 4.500%, 09/01/52	2.6%
FNMA, 2.000%, 04/01/52	2.5%
FHLMC, 5.500%, 02/01/54	2.3%
Top Ten as a Group	30.2%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR101S

AMG GW&K Small Cap Core Fund
Class N/GWETX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class N/GWETX)	$70	1.30%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$773,856,850
Total number of portfolio holdings	94
Net advisory fees paid	$2,499,132
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.7%
SPX Technologies, Inc.	2.3%
Advanced Energy Industries, Inc.	2.2%
Ducommun, Inc.	2.2%
Veracyte, Inc.	1.9%
Semtech Corp.	1.9%
Novanta, Inc.	1.9%
Viavi Solutions, Inc.	1.7%
RBC Bearings, Inc.	1.7%
Solaris Energy Infrastructure, Inc.	1.7%
Top Ten as a Group	20.2%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR031S

AMG GW&K Small Cap Core Fund
Class I/GWEIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class I/GWEIX)	$51	0.95%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$773,856,850
Total number of portfolio holdings	94
Net advisory fees paid	$2,499,132
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.7%
SPX Technologies, Inc.	2.3%
Advanced Energy Industries, Inc.	2.2%
Ducommun, Inc.	2.2%
Veracyte, Inc.	1.9%
Semtech Corp.	1.9%
Novanta, Inc.	1.9%
Viavi Solutions, Inc.	1.7%
RBC Bearings, Inc.	1.7%
Solaris Energy Infrastructure, Inc.	1.7%
Top Ten as a Group	20.2%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR030S

AMG GW&K Small Cap Core Fund
Class Z/GWEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class Z/GWEZX)	$49	0.90%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$773,856,850
Total number of portfolio holdings	94
Net advisory fees paid	$2,499,132
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.7%
SPX Technologies, Inc.	2.3%
Advanced Energy Industries, Inc.	2.2%
Ducommun, Inc.	2.2%
Veracyte, Inc.	1.9%
Semtech Corp.	1.9%
Novanta, Inc.	1.9%
Viavi Solutions, Inc.	1.7%
RBC Bearings, Inc.	1.7%
Solaris Energy Infrastructure, Inc.	1.7%
Top Ten as a Group	20.2%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR032S

AMG GW&K Small Cap Value Fund
Class N/SKSEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class N/SKSEX)	$64	1.14%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$238,168,736
Total number of portfolio holdings	79
Net advisory fees paid	$704,583
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Solaris Energy Infrastructure, Inc.	3.6%
Ligand Pharmaceuticals, Inc.	3.4%
Constellium SE (France)	3.0%
CECO Environmental Corp.	2.9%
TTM Technologies, Inc.	2.6%
Ducommun, Inc.	2.4%
Viavi Solutions, Inc.	2.4%
Ameris Bancorp	2.0%
Compass, Inc., Class A	1.9%
IMAX Corp. (Canada)	1.9%
Top Ten as a Group	26.1%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR034S

AMG GW&K Small Cap Value Fund
Class I/SKSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class I/SKSIX)	$53	0.94%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$238,168,736
Total number of portfolio holdings	79
Net advisory fees paid	$704,583
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Solaris Energy Infrastructure, Inc.	3.6%
Ligand Pharmaceuticals, Inc.	3.4%
Constellium SE (France)	3.0%
CECO Environmental Corp.	2.9%
TTM Technologies, Inc.	2.6%
Ducommun, Inc.	2.4%
Viavi Solutions, Inc.	2.4%
Ameris Bancorp	2.0%
Compass, Inc., Class A	1.9%
IMAX Corp. (Canada)	1.9%
Top Ten as a Group	26.1%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR033S

AMG GW&K Small Cap Value Fund
Class Z/SKSZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class Z/SKSZX)	$50	0.89%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$238,168,736
Total number of portfolio holdings	79
Net advisory fees paid	$704,583
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Solaris Energy Infrastructure, Inc.	3.6%
Ligand Pharmaceuticals, Inc.	3.4%
Constellium SE (France)	3.0%
CECO Environmental Corp.	2.9%
TTM Technologies, Inc.	2.6%
Ducommun, Inc.	2.4%
Viavi Solutions, Inc.	2.4%
Ameris Bancorp	2.0%
Compass, Inc., Class A	1.9%
IMAX Corp. (Canada)	1.9%
Top Ten as a Group	26.1%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR035S

AMG GW&K Small/Mid Cap Core Fund
Class N/GWGVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class N/GWGVX)	$58	1.07%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$823,524,326
Total number of portfolio holdings	92
Net advisory fees paid	$2,327,624
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Advanced Energy Industries, Inc.	2.1%
API Group Corp.	2.0%
Moog, Inc., Class A	2.0%
Entegris, Inc.	1.9%
Cavco Industries, Inc.	1.9%
Element Solutions, Inc.	1.9%
SPX Technologies, Inc.	1.8%
Voya Financial, Inc.	1.8%
Powell Industries, Inc.	1.7%
Top Ten as a Group	19.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR037S

AMG GW&K Small/Mid Cap Core Fund
Class I/GWGIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class I/GWGIX)	$48	0.87%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$823,524,326
Total number of portfolio holdings	92
Net advisory fees paid	$2,327,624
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Advanced Energy Industries, Inc.	2.1%
API Group Corp.	2.0%
Moog, Inc., Class A	2.0%
Entegris, Inc.	1.9%
Cavco Industries, Inc.	1.9%
Element Solutions, Inc.	1.9%
SPX Technologies, Inc.	1.8%
Voya Financial, Inc.	1.8%
Powell Industries, Inc.	1.7%
Top Ten as a Group	19.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR036S

AMG GW&K Small/Mid Cap Core Fund
Class Z/GWGZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class Z/GWGZX)	$45	0.82%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$823,524,326
Total number of portfolio holdings	92
Net advisory fees paid	$2,327,624
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
MACOM Technology Solutions Holdings, Inc.	2.4%
Advanced Energy Industries, Inc.	2.1%
API Group Corp.	2.0%
Moog, Inc., Class A	2.0%
Entegris, Inc.	1.9%
Cavco Industries, Inc.	1.9%
Element Solutions, Inc.	1.9%
SPX Technologies, Inc.	1.8%
Voya Financial, Inc.	1.8%
Powell Industries, Inc.	1.7%
Top Ten as a Group	19.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR038S

AMG Renaissance Large Cap Growth Fund
Class N/MRLTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class N/MRLTX)	$51	1.00%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$133,582,427
Total number of portfolio holdings	57
Net advisory fees paid	$237,292
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	3.8%
Applied Materials, Inc.	3.2%
KLA Corp.	3.1%
Apple, Inc.	2.8%
Amphenol Corp., Class A	2.7%
Arista Networks, Inc.	2.7%
Lam Research Corp.	2.6%
Amazon.com, Inc.	2.6%
Broadcom, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
Top Ten as a Group	28.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR046S

AMG Renaissance Large Cap Growth Fund
Class I/MRLSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class I/MRLSX)	$37	0.73%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$133,582,427
Total number of portfolio holdings	57
Net advisory fees paid	$237,292
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	3.8%
Applied Materials, Inc.	3.2%
KLA Corp.	3.1%
Apple, Inc.	2.8%
Amphenol Corp., Class A	2.7%
Arista Networks, Inc.	2.7%
Lam Research Corp.	2.6%
Amazon.com, Inc.	2.6%
Broadcom, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
Top Ten as a Group	28.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR045S

AMG Renaissance Large Cap Growth Fund
Class Z/MRLIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class Z/MRLIX)	$34	0.66%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$133,582,427
Total number of portfolio holdings	57
Net advisory fees paid	$237,292
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	3.8%
Applied Materials, Inc.	3.2%
KLA Corp.	3.1%
Apple, Inc.	2.8%
Amphenol Corp., Class A	2.7%
Arista Networks, Inc.	2.7%
Lam Research Corp.	2.6%
Amazon.com, Inc.	2.6%
Broadcom, Inc.	2.5%
Comfort Systems USA, Inc.	2.5%
Top Ten as a Group	28.5%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR047S

AMG TimesSquare International Small Cap Fund
Class N/TCMPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class N/TCMPX)	$67	1.30%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$120,415,421
Total number of portfolio holdings	83
Net advisory fees paid	$409,687
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Ringkjoebing Landbobank A/S (Denmark)	2.6%
ALS, Ltd. (Australia)	2.5%
Imdex, Ltd. (Australia)	2.4%
OSG Corp. (Japan)	2.1%
Merlin Properties Socimi, S.A., REIT (Spain)	2.1%
Sumitomo Bakelite Co., Ltd. (Japan)	2.1%
Azbil Corp. (Japan)	2.0%
Fukuoka Financial Group, Inc. (Japan)	1.9%
Daiei Kankyo Co., Ltd. (Japan)	1.9%
Tekscend Photomask Corp. (Japan)	1.9%
Top Ten as a Group	21.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR075S

AMG TimesSquare International Small Cap Fund
Class I/TQTIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class I/TQTIX)	$56	1.10%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$120,415,421
Total number of portfolio holdings	83
Net advisory fees paid	$409,687
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Ringkjoebing Landbobank A/S (Denmark)	2.6%
ALS, Ltd. (Australia)	2.5%
Imdex, Ltd. (Australia)	2.4%
OSG Corp. (Japan)	2.1%
Merlin Properties Socimi, S.A., REIT (Spain)	2.1%
Sumitomo Bakelite Co., Ltd. (Japan)	2.1%
Azbil Corp. (Japan)	2.0%
Fukuoka Financial Group, Inc. (Japan)	1.9%
Daiei Kankyo Co., Ltd. (Japan)	1.9%
Tekscend Photomask Corp. (Japan)	1.9%
Top Ten as a Group	21.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR074S

AMG TimesSquare International Small Cap Fund
Class Z/TCMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class Z/TCMIX)	$54	1.05%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$120,415,421
Total number of portfolio holdings	83
Net advisory fees paid	$409,687
Portfolio turnover rate as of the end of the reporting period	37%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Ringkjoebing Landbobank A/S (Denmark)	2.6%
ALS, Ltd. (Australia)	2.5%
Imdex, Ltd. (Australia)	2.4%
OSG Corp. (Japan)	2.1%
Merlin Properties Socimi, S.A., REIT (Spain)	2.1%
Sumitomo Bakelite Co., Ltd. (Japan)	2.1%
Azbil Corp. (Japan)	2.0%
Fukuoka Financial Group, Inc. (Japan)	1.9%
Daiei Kankyo Co., Ltd. (Japan)	1.9%
Tekscend Photomask Corp. (Japan)	1.9%
Top Ten as a Group	21.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR076S

AMG TimesSquare Mid Cap Growth Fund
Class N/TMDPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class N/TMDPX)	$54	1.05%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$1,710,919,247
Total number of portfolio holdings	81
Net advisory fees paid	$5,165,565
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Carpenter Technology Corp.	3.7%
EMCOR Group, Inc.	3.2%
Monolithic Power Systems, Inc.	3.1%
Comfort Systems USA, Inc.	3.1%
Snowflake, Inc.	2.8%
MKS, Inc.	2.7%
Lattice Semiconductor Corp.	2.7%
Curtiss-Wright Corp.	2.6%
Interactive Brokers Group, Inc., Class A	2.6%
Cencora, Inc.	2.4%
Top Ten as a Group	28.9%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR078S

AMG TimesSquare Mid Cap Growth Fund
Class I/TQMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class I/TQMIX)	$47	0.90%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$1,710,919,247
Total number of portfolio holdings	81
Net advisory fees paid	$5,165,565
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Carpenter Technology Corp.	3.7%
EMCOR Group, Inc.	3.2%
Monolithic Power Systems, Inc.	3.1%
Comfort Systems USA, Inc.	3.1%
Snowflake, Inc.	2.8%
MKS, Inc.	2.7%
Lattice Semiconductor Corp.	2.7%
Curtiss-Wright Corp.	2.6%
Interactive Brokers Group, Inc., Class A	2.6%
Cencora, Inc.	2.4%
Top Ten as a Group	28.9%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR077S

AMG TimesSquare Mid Cap Growth Fund
Class Z/TMDIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class Z/TMDIX)	$44	0.85%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$1,710,919,247
Total number of portfolio holdings	81
Net advisory fees paid	$5,165,565
Portfolio turnover rate as of the end of the reporting period	24%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Carpenter Technology Corp.	3.7%
EMCOR Group, Inc.	3.2%
Monolithic Power Systems, Inc.	3.1%
Comfort Systems USA, Inc.	3.1%
Snowflake, Inc.	2.8%
MKS, Inc.	2.7%
Lattice Semiconductor Corp.	2.7%
Curtiss-Wright Corp.	2.6%
Interactive Brokers Group, Inc., Class A	2.6%
Cencora, Inc.	2.4%
Top Ten as a Group	28.9%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR079S

AMG TimesSquare Small Cap Growth Fund
Class N/TSCPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class N/TSCPX)	$60	1.13%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$111,738,895
Total number of portfolio holdings	96
Net advisory fees paid	$339,281
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Onto Innovation, Inc.	2.4%
SiTime Corp.	2.3%
Credo Technology Group Holding, Ltd.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Lattice Semiconductor Corp.	2.1%
Pursuit Attractions and Hospitality, Inc.	2.0%
Mirum Pharmaceuticals, Inc.	2.0%
JFrog, Ltd.	1.9%
Krystal Biotech, Inc.	1.9%
Valvoline, Inc.	1.9%
Top Ten as a Group	21.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR081S

AMG TimesSquare Small Cap Growth Fund
Class I/TSQIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class I/TSQIX)	$53	0.99%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$111,738,895
Total number of portfolio holdings	96
Net advisory fees paid	$339,281
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Onto Innovation, Inc.	2.4%
SiTime Corp.	2.3%
Credo Technology Group Holding, Ltd.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Lattice Semiconductor Corp.	2.1%
Pursuit Attractions and Hospitality, Inc.	2.0%
Mirum Pharmaceuticals, Inc.	2.0%
JFrog, Ltd.	1.9%
Krystal Biotech, Inc.	1.9%
Valvoline, Inc.	1.9%
Top Ten as a Group	21.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR080S

AMG TimesSquare Small Cap Growth Fund
Class Z/TSCIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class Z/TSCIX)	$50	0.93%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$111,738,895
Total number of portfolio holdings	96
Net advisory fees paid	$339,281
Portfolio turnover rate as of the end of the reporting period	40%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Onto Innovation, Inc.	2.4%
SiTime Corp.	2.3%
Credo Technology Group Holding, Ltd.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Lattice Semiconductor Corp.	2.1%
Pursuit Attractions and Hospitality, Inc.	2.0%
Mirum Pharmaceuticals, Inc.	2.0%
JFrog, Ltd.	1.9%
Krystal Biotech, Inc.	1.9%
Valvoline, Inc.	1.9%
Top Ten as a Group	21.0%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR082S

AMG Yacktman Focused Fund
Class N/YAFFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class N/YAFFX)	$69	1.25%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$3,078,674,239
Total number of portfolio holdings	55
Net advisory fees paid	$12,908,415
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	13.7%
Canadian Natural Resources, Ltd. (Canada)	7.3%
Bolloré SE (France)	6.2%
Berkshire Hathaway, Inc., Class B	4.5%
Associated British Foods PLC (United Kingdom)	4.3%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
U-Haul Holding Co., Non-Voting Shares	3.1%
Hyundai Motor Co., 4.99% (South Korea)	2.8%
Microsoft Corp.	2.7%
The Charles Schwab Corp.	2.4%
Top Ten as a Group	50.2%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR091S

AMG Yacktman Focused Fund
Class I/YAFIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class I/YAFIX)	$58	1.06%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$3,078,674,239
Total number of portfolio holdings	55
Net advisory fees paid	$12,908,415
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	13.7%
Canadian Natural Resources, Ltd. (Canada)	7.3%
Bolloré SE (France)	6.2%
Berkshire Hathaway, Inc., Class B	4.5%
Associated British Foods PLC (United Kingdom)	4.3%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
U-Haul Holding Co., Non-Voting Shares	3.1%
Hyundai Motor Co., 4.99% (South Korea)	2.8%
Microsoft Corp.	2.7%
The Charles Schwab Corp.	2.4%
Top Ten as a Group	50.2%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR090S

AMG Yacktman Fund
Class I/YACKX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG Yacktman Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Fund (Class I/YACKX)	$37	0.70%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$7,264,221,321
Total number of portfolio holdings	62
Net advisory fees paid	$15,300,537
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	7.9%
Bolloré SE (France)	5.6%
Berkshire Hathaway, Inc., Class B	4.5%
Canadian Natural Resources, Ltd. (Canada)	4.3%
Alphabet, Inc., Class C	3.6%
Hyundai Mobis Co., Ltd. (South Korea)	3.3%
The Charles Schwab Corp.	3.2%
Microsoft Corp.	3.0%
Johnson & Johnson	2.7%
Reliance, Inc.	2.6%
Top Ten as a Group	40.7%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR092S

AMG Yacktman Global Fund
Class N/YFSNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class N/YFSNX)	$62	1.13%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$218,084,603
Total number of portfolio holdings	64
Net advisory fees paid	$710,072
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	12.9%
Bolloré SE (France)	7.4%
Nihon Parkerizing Co., Ltd. (Japan)	4.9%
Canadian Natural Resources, Ltd. (Canada)	4.7%
Associated British Foods PLC (United Kingdom)	4.6%
LG H&H Co., Ltd., 2.23% (South Korea)	3.9%
Cie de L'Odet SE (France)	3.5%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
Total Energy Services, Inc. (Canada)	2.9%
Hyundai Motor Co., 4.99% (South Korea)	2.5%
Top Ten as a Group	50.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR094S

AMG Yacktman Global Fund
Class I/YFSIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class I/YFSIX)	$51	0.93%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$218,084,603
Total number of portfolio holdings	64
Net advisory fees paid	$710,072
Portfolio turnover rate as of the end of the reporting period	18%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Samsung Electronics Co., Ltd., 0.90% (South Korea)	12.9%
Bolloré SE (France)	7.4%
Nihon Parkerizing Co., Ltd. (Japan)	4.9%
Canadian Natural Resources, Ltd. (Canada)	4.7%
Associated British Foods PLC (United Kingdom)	4.6%
LG H&H Co., Ltd., 2.23% (South Korea)	3.9%
Cie de L'Odet SE (France)	3.5%
Hyundai Mobis Co., Ltd. (South Korea)	3.2%
Total Energy Services, Inc. (Canada)	2.9%
Hyundai Motor Co., 4.99% (South Korea)	2.5%
Top Ten as a Group	50.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR093S

AMG Yacktman Special Opportunities Fund
Class I/YASSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class I/YASSX)	$79	1.49%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$23,064,067
Total number of portfolio holdings	44
Net advisory fees paid	$103,757
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	9.9%
Arrow Exploration Corp. (Canada)	8.6%
Italian Wine Brands S.p.A. (Italy)	5.6%
Ion Beam Applications (Belgium)	5.4%
Legacy Housing Corp. (United States)	5.4%
Medical Facilities Corp. (Canada)	5.3%
U-Haul Holding Co., Non-Voting Shares (United States)	5.0%
Fila S.p.A. (Italy)	4.8%
Total Energy Services, Inc. (Canada)	4.7%
BRCK Group PLC (United Kingdom)	4.7%
Top Ten as a Group	59.4%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR095S

AMG Yacktman Special Opportunities Fund
Class Z/YASLX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class Z/YASLX)	$73	1.39%
Key Fund Statistics (as of June 30, 2026)
Fund net assets	$23,064,067
Total number of portfolio holdings	44
Net advisory fees paid	$103,757
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings (as of June 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	9.9%
Arrow Exploration Corp. (Canada)	8.6%
Italian Wine Brands S.p.A. (Italy)	5.6%
Ion Beam Applications (Belgium)	5.4%
Legacy Housing Corp. (United States)	5.4%
Medical Facilities Corp. (Canada)	5.3%
U-Haul Holding Co., Non-Voting Shares (United States)	5.0%
Fila S.p.A. (Italy)	4.8%
Total Energy Services, Inc. (Canada)	4.7%
BRCK Group PLC (United Kingdom)	4.7%
Top Ten as a Group	59.4%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
063026            TSR096S

(b) Not applicable.

Item 2. CODE OF ETHICS

Not required in this filing.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

June 30, 2026

AMG GW&K Small Cap Core Fund
Class N: GWETX | Class I: GWEIX | Class Z: GWEZX

AMG GW&K Small Cap Value Fund
Class N: SKSEX | Class I: SKSIX | Class Z: SKSZX

AMG GW&K Small/Mid Cap Core Fund
Class N: GWGVX | Class I: GWGIX | Class Z: GWGZX

wealth.amg.com	063026 SAR089

AMG Funds Semi-Annual Financial Statements — June 30, 2026 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Shares	Value
Common Stocks - 97.7%

Consumer Discretionary - 8.6%

Asbury Automotive Group, Inc.*	25,746	$5,177,006

Boot Barn Holdings, Inc.*	44,987	7,390,015

Champion Homes, Inc.*	143,333	12,630,504

First Watch Restaurant Group, Inc.*,1	517,882	6,675,499

Grand Canyon Education, Inc.*	46,752	6,690,679

La-Z-Boy, Inc.	98,253	3,941,910

Oxford Industries, Inc.[1]	65,739	2,292,319

Patrick Industries, Inc.[1]	82,328	7,391,408

Revolve Group, Inc.*	106,400	2,435,496

Shake Shack, Inc., Class A*	42,271	2,368,021

Texas Roadhouse, Inc.	47,697	9,216,491

Total Consumer Discretionary		66,209,348

Consumer Staples - 2.8%

Central Garden & Pet Co., Class A*	250,242	9,701,882

Utz Brands, Inc.	405,344	3,121,149

The Vita Coco Co., Inc.*	139,752	9,243,197

Total Consumer Staples		22,066,228

Energy - 6.0%

Archrock, Inc.	197,705	8,048,570

Chord Energy Corp.	51,814	5,922,340

Gulfport Energy Corp.*	35,478	6,020,617

Magnolia Oil & Gas Corp., Class A1	273,676	7,000,632

Matador Resources Co.	128,355	6,389,512

Solaris Energy Infrastructure, Inc.	159,643	12,844,876

Total Energy		46,226,547

Financials - 15.3%

Ameris Bancorp[1]	112,684	10,170,858

Cathay General Bancorp	158,172	9,805,082

Cohen & Steers, Inc.[1]	92,555	7,047,138

FB Financial Corp.	122,225	6,765,154

Glacier Bancorp, Inc.	110,121	5,680,041

Horace Mann Educators Corp.	151,636	7,831,999

Houlihan Lokey, Inc.	55,600	7,457,628

Independent Bank Corp.[1]	90,913	7,611,236

OceanFirst Financial Corp.	294,897	5,759,338

Perella Weinberg Partners[1]	353,483	5,641,589

Seacoast Banking Corp. of Florida[1]	280,543	9,328,055

Skyward Specialty Insurance Group, Inc.*	128,756	7,512,913

Stifel Financial Corp.	119,112	8,310,444

Texas Capital Bancshares, Inc.	90,919	9,388,296

	Shares	Value

UMB Financial Corp.[1]	68,117	$9,724,383

Total Financials		118,034,154

Health Care - 19.1%

Agios Pharmaceuticals, Inc.*	192,671	7,150,021

Arcutis Biotherapeutics, Inc.*	288,363	7,560,878

Artivion, Inc.*,1	166,145	3,733,278

AtriCure, Inc.*	201,139	5,627,869

Azenta, Inc.*,1	171,092	4,366,268

BioCryst Pharmaceuticals, Inc.*	674,485	6,744,850

Bridgebio Pharma, Inc.*,1	97,752	7,280,569

Crinetics Pharmaceuticals, Inc.*,1	127,269	4,762,406

Cytokinetics, Inc.*,1	86,180	7,341,674

Globus Medical, Inc., Class A*,1	122,524	9,680,621

Halozyme Therapeutics, Inc.*	126,932	9,934,968

HealthEquity, Inc.*,1	123,535	11,157,681

Ligand Pharmaceuticals, Inc.*,1	38,543	12,183,057

NeoGenomics, Inc.*,1	391,218	5,707,870

Phreesia, Inc.*	288,624	2,969,941

Supernus Pharmaceuticals, Inc.*	219,531	10,210,387

Tandem Diabetes Care, Inc.*	258,058	3,894,095

Ultragenyx Pharmaceutical, Inc.*	212,489	7,095,008

US Physical Therapy, Inc.[1]	81,979	5,630,318

Veracyte, Inc.*	255,890	15,028,420

Total Health Care		148,060,179

Industrials - 19.7%

Argan, Inc.[1]	11,839	9,454,034

Cadre Holdings, Inc.[1]	304,588	8,683,804

CECO Environmental Corp.*	105,654	9,587,044

CSW Industrials, Inc.	37,353	10,395,340

Ducommun, Inc.*	92,953	17,215,825

Enerpac Tool Group Corp.	200,732	7,198,250

Federal Signal Corp.	59,213	7,608,278

Gates Industrial Corp. PLC (United Kingdom)*	230,769	6,454,609

Hillman Solutions Corp.*,1	620,785	5,239,425

ITT, Inc.	60,786	12,021,039

Legence Corp., Class A*	135,717	11,567,160

RBC Bearings, Inc.*	19,946	12,846,421

SPX Technologies, Inc.*	73,177	17,940,805

Sterling Infrastructure, Inc.*	13,578	11,396,830

UFP Industries, Inc.	54,470	4,942,608

Total Industrials		152,551,472

Information Technology - 16.5%

Advanced Energy Industries, Inc.	46,526	17,348,149

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 16.5% (continued)

Alkami Technology, Inc.*,1	273,956	$4,964,083

Allegro MicroSystems, Inc.*,1	177,770	12,376,347

Appfolio, Inc., Class A*,1	28,463	4,564,042

Commvault Systems, Inc.*	49,105	6,959,652

The Descartes Systems Group, Inc. (Canada)*	71,616	4,958,692

Fabrinet (Thailand)*	14,774	8,304,170

Intapp, Inc.*	206,854	5,214,789

MACOM Technology Solutions Holdings, Inc.*	54,666	20,793,306

Novanta, Inc.*,1	88,061	14,287,017

Semtech Corp.*	90,242	14,605,668

Viavi Solutions, Inc.*	277,832	13,266,478

Total Information Technology		127,642,393

Materials - 3.0%

Avient Corp.	247,377	9,143,054

Balchem Corp.	47,556	8,034,586

Minerals Technologies, Inc.	84,001	6,213,554

Total Materials		23,391,194

Real Estate - 4.3%

Independence Realty Trust, Inc., REIT	365,210	6,095,355

National Health Investors, Inc., REIT	88,585	6,755,492

Ryman Hospitality Properties, Inc., REIT	82,481	10,602,932

STAG Industrial, Inc., REIT [1]	257,693	9,807,796

Total Real Estate		33,261,575

Utilities - 2.4%

IDACORP, Inc.	53,972	8,165,964

	Shares	Value

Northwestern Energy Group, Inc.	141,279	$10,118,402

Total Utilities		18,284,366

Total Common Stocks

(Cost $499,988,047)		755,727,456
	Principal Amount
Short-Term Investments - 2.4%
Joint Repurchase Agreements - 0.0%#,2

Citadel Securities LLC, dated 06/30/26, due 07/01/26, 3.710% total to be received $336,035 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/26 - 05/15/56, totaling $342,755)	$336,000	336,000

Daiwa Capital Markets America, dated 06/30/26, due 07/01/26, 3.640% total to be received $22,021 (collateralized by various U.S. Treasuries, 2.125% - 4.125%, 06/30/27 -01/15/35, totaling $22,459)	22,019	22,019

Total Joint Repurchase Agreements		358,019

Repurchase Agreements - 2.4%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $18,253,698 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $18,617,120)	18,252,000	18,252,000

Total Short-Term Investments

(Cost $18,610,019)		18,610,019

Total Investments - 100.1%

(Cost $518,598,066)		774,337,475

Other Assets, less Liabilities - (0.1)%		(480,625)

Net Assets - 100.0%		$773,856,850

*	Non-income producing security.
#	Less than 0.01%.
[1]

Some of these securities, amounting to $142,897,901 or 18.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Small Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$755,727,456	—	—	$755,727,456

Short-Term Investments

Joint Repurchase Agreements	—	$358,019	—	358,019

Repurchase Agreements	—	18,252,000	—	18,252,000

Total Investments in Securities	$755,727,456	$18,610,019	—	$774,337,475

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Shares	Value

Common Stocks - 99.1%

Communication Services - 1.9%

IMAX Corp. (Canada)*,1	113,443	$4,521,838

Consumer Discretionary - 6.4%

Garrett Motion, Inc.	67,697	2,452,662

LCI Industries	15,337	1,623,882

Marriott Vacations Worldwide Corp.[1]	31,154	3,173,969

Patrick Industries, Inc.[1]	20,131	1,807,361

Travel + Leisure Co.	29,106	2,224,572

Wolverine World Wide, Inc.	94,357	1,559,721

YETI Holdings, Inc.*	47,269	2,342,652

Total Consumer Discretionary		15,184,819

Consumer Staples - 4.0%

Central Garden & Pet Co.*	68,216	3,024,698

Primo Brands Corp.[1]	108,466	2,650,909

United Natural Foods, Inc.*,1	82,330	3,760,011

Total Consumer Staples		9,435,618

Energy - 7.5%

California Resources Corp.	26,341	1,392,649

Chord Energy Corp.	15,518	1,773,707

Magnolia Oil & Gas Corp., Class A1	90,812	2,322,971

Matador Resources Co.	38,859	1,934,400

Permian Resources Corp., Class A	101,035	1,860,054

Solaris Energy Infrastructure, Inc.	105,389	8,479,599

Total Energy		17,763,380

Financials - 22.7%

Ameris Bancorp[1]	53,611	4,838,929

Atlantic Union Bankshares Corp.[1]	78,166	3,307,203

Bowhead Specialty Holdings, Inc.*	80,829	2,419,212

Cathay General Bancorp	50,466	3,128,387

City Holding Co.	22,418	2,973,524

Columbia Banking System, Inc.	73,784	2,364,777

Enterprise Financial Services Corp.	34,754	2,289,594

Federal Agricultural Mortgage Corp., Class C	20,607	4,106,357

First Financial Bancorp[1]	81,909	2,770,982

Glacier Bancorp, Inc.	37,627	1,940,801

Hancock Whitney Corp.	35,379	2,643,519

Horace Mann Educators Corp.	38,252	1,975,716

International Bancshares Corp.	50,231	3,815,044

OceanFirst Financial Corp.	86,764	1,694,501

Piper Sandler Cos.	36,174	2,616,827

PJT Partners, Inc., Class A	15,476	2,335,947

Seacoast Banking Corp. of Florida[1]	53,633	1,783,297

	Shares	Value

Skyward Specialty Insurance Group, Inc.*	41,327	$2,411,430

Stifel Financial Corp.	19,266	1,344,189

UMB Financial Corp.[1]	23,959	3,420,387

Total Financials		54,180,623

Health Care - 14.4%

Acadia Healthcare Co., Inc.*	110,013	3,248,684

Agios Pharmaceuticals, Inc.*	72,620	2,694,928

AtriCure, Inc.*	68,637	1,920,463

Cytokinetics, Inc.*,1	38,667	3,294,042

Integer Holdings Corp.*,1	31,065	2,903,024

Ligand Pharmaceuticals, Inc.*,1	25,492	8,057,766

NeoGenomics, Inc.*,1	248,631	3,627,526

OmniAb, Inc. (Earnout $ 12.50)*,2,3	10,502	0

OmniAb, Inc. (Earnout $ 15.00)*,2,3	10,502	0

Phathom Pharmaceuticals, Inc.*	210,371	2,282,526

Supernus Pharmaceuticals, Inc.*	87,305	4,060,556

Ultragenyx Pharmaceutical, Inc.*	67,854	2,265,645

Total Health Care		34,355,160

Industrials - 16.5%

Arcosa, Inc.	28,207	4,098,195

CECO Environmental Corp.*	74,816	6,788,804

Ducommun, Inc.*	31,313	5,799,480

Enerpac Tool Group Corp.	55,127	1,976,854

Everus Construction Group, Inc.*	17,238	2,860,646

Gates Industrial Corp. PLC (United Kingdom)*	138,239	3,866,545

Hillman Solutions Corp.*,1	371,516	3,135,595

Interface, Inc.	103,551	3,711,268

JBT Marel Corp.[1]	17,516	2,539,820

Schneider National, Inc., Class B	54,411	1,987,634

Tutor Perini Corp.	29,067	2,411,689

Total Industrials		39,176,530

Information Technology - 7.9%

Digi International, Inc.*,1	46,140	3,458,193

Synaptics, Inc.*,1	28,761	3,572,979

TTM Technologies, Inc.*	32,960	6,164,179

Viavi Solutions, Inc.*	120,074	5,733,534

Total Information Technology		18,928,885

Materials - 3.7%

Constellium SE (France)*	222,107	7,078,550

Worthington Steel, Inc.[1]	54,450	1,828,431

Total Materials		8,906,981

Real Estate - 9.7%

Acadia Realty Trust, REIT [1]	100,268	2,096,604

The accompanying notes are an integral part of these financial statements.

5

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 9.7% (continued)

Compass, Inc., Class A*,1	372,912	$4,598,005

Independence Realty Trust, Inc., REIT	194,514	3,246,439

LXP Industrial Trust, REIT	39,883	2,148,896

NETSTREIT Corp., REIT	161,928	3,421,538

Pebblebrook Hotel Trust, REIT	153,475	2,978,950

Piedmont Realty Trust, Inc., REIT *	262,710	2,403,796

STAG Industrial, Inc., REIT [1]	57,194	2,176,804

Total Real Estate		23,071,032

Utilities - 4.4%

IDACORP, Inc.	22,500	3,404,250

MDU Resources Group, Inc.	123,112	2,611,206

Northwestern Energy Group, Inc.	31,939	2,287,471

Southwest Gas Holdings, Inc.	24,563	2,178,247

Total Utilities		10,481,174

Total Common Stocks (Cost $150,625,457)		236,006,040

	Principal Amount	Value

Short-Term Investments - 1.0%

Repurchase Agreements - 1.0%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $2,518,234 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $2,568,408)	$2,518,000	$2,518,000

Total Short-Term Investments (Cost $2,518,000)		2,518,000

Total Investments - 100.1% (Cost $153,143,457)		238,524,040

Other Assets, less Liabilities - (0.1)%		(355,304)

Net Assets - 100.0%		$238,168,736

*	Non-income producing security.
[1]

Some of these securities, amounting to $66,537,375 or 27.9% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Security’s value was determined by using significant unobservable inputs.
[3]

These securities are restricted and are not available for re-sale. On November 2, 2022, Ligand Pharmaceuticals, Inc. (“Ligand”) completed the spin-off of OmniAb, Inc (“OmniAb). In connection with the spin-off, Ligand shareholders received two tranches of contingent earnout shares of OmniAb common stock that vest upon the achievement of specified market-price thresholds. As of the spin-off date, the market value of each tranche of the contingent earnout shares was $0. At June 30, 2026, the cost and market value for each tranche of the contingent earnout shares was $19,190 and $0, respectively, which represents 0% of net assets.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Small Cap Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks

Financials	$54,180,623	—	—	$54,180,623

Industrials	39,176,530	—	—	39,176,530

Health Care	34,355,160	—	$0	34,355,160

Real Estate	23,071,032	—	—	23,071,032

Information Technology	18,928,885	—	—	18,928,885

Energy	17,763,380	—	—	17,763,380

Consumer Discretionary	15,184,819	—	—	15,184,819

Utilities	10,481,174	—	—	10,481,174

Consumer Staples	9,435,618	—	—	9,435,618

Materials	8,906,981	—	—	8,906,981

Communication Services	4,521,838	—	—	4,521,838

Short-Term Investments

Repurchase Agreements	—	$2,518,000	—	2,518,000

Total Investments in Securities	$236,006,040	$2,518,000	$0	$238,524,040

The Level 3 common stocks were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs. For the current period ended June 30, 2026, the change in unrealized depreciation was $0.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Shares	Value

Common Stocks - 97.1%

Consumer Discretionary - 11.3%

Burlington Stores, Inc.*	41,806	$13,244,141

Cavco Industries, Inc.*	25,453	15,637,814

Churchill Downs, Inc.	78,248	7,014,151

Dorman Products, Inc.*,1	75,496	10,301,429

Grand Canyon Education, Inc.*	45,127	6,458,125

Group 1 Automotive, Inc.[1]	19,484	5,673,156

LCI Industries	39,309	4,162,037

Levi Strauss & Co., Class A	430,972	10,701,035

Planet Fitness, Inc., Class A*	70,919	3,699,844

Pool Corp.[1]	17,937	3,854,661

Texas Roadhouse, Inc.	63,465	12,263,342

Total Consumer Discretionary		93,009,735

Consumer Staples - 3.0%

BJ’s Wholesale Club Holdings, Inc.*	113,277	9,880,020

The Marzetti Company	35,917	4,100,284

Performance Food Group Co.*	95,639	10,691,484

Total Consumer Staples		24,671,788

Energy - 3.5%

Antero Resources Corp.*	160,488	5,639,548

Cactus, Inc., Class A	103,220	5,287,961

Magnolia Oil & Gas Corp., Class A	280,356	7,171,506

Matador Resources Co.	93,838	4,671,256

Ovintiv, Inc.	115,457	6,078,811

Total Energy		28,849,082

Financials - 13.2%

Assurant, Inc.	39,330	10,561,285

Atlantic Union Bankshares Corp.[1]	226,991	9,603,989

Cullen/Frost Bankers, Inc.	59,226	9,151,602

Glacier Bancorp, Inc.	136,508	7,041,083

Hamilton Lane, Inc., Class A	72,429	5,709,578

Kinsale Capital Group, Inc.	19,543	6,445,477

Pinnacle Financial Partners, Inc.	81,796	8,251,580

Piper Sandler Cos.	135,803	9,823,989

Stifel Financial Corp.	118,382	8,259,512

UMB Financial Corp.	64,479	9,205,022

Voya Financial, Inc.	160,339	14,515,490

Wintrust Financial Corp.	61,653	9,908,870

Total Financials		108,477,477

Health Care - 14.4%

Bio-Rad Laboratories, Inc., Class A*	24,905	7,312,357

Bridgebio Pharma, Inc.*	82,122	6,116,447

	Shares	Value

Crinetics Pharmaceuticals, Inc.*	121,158	$4,533,732

Cytokinetics, Inc.*	63,463	5,406,413

Globus Medical, Inc., Class A*,1	114,146	9,018,676

Halozyme Therapeutics, Inc.*	98,805	7,733,467

Insmed, Inc.*	74,201	7,911,311

Integer Holdings Corp.*,1	76,612	7,159,391

Ionis Pharmaceuticals, Inc.*	79,192	6,279,134

Jazz Pharmaceuticals PLC (Ireland)*	59,650	14,373,861

Medpace Holdings, Inc.*	18,960	10,041,026

Natera, Inc.*	29,801	8,089,481

Neurocrine Biosciences, Inc.*	76,376	12,872,029

Tandem Diabetes Care, Inc.*	273,478	4,126,783

Vericel Corp.*,1	167,678	7,459,994

Total Health Care		118,434,102

Industrials - 24.9%

Allegion PLC (Ireland)	54,947	7,719,504

API Group Corp.*	388,388	16,448,232

Applied Industrial Technologies, Inc.	31,587	10,681,144

Comfort Systems USA, Inc.	6,104	12,097,823

Curtiss-Wright Corp.	7,648	5,795,349

Federal Signal Corp.	83,588	10,740,222

Gates Industrial Corp. PLC (United Kingdom)*	426,655	11,933,540

ITT, Inc.	68,779	13,601,735

Lincoln Electric Holdings, Inc.	31,182	8,279,133

Moog, Inc., Class A	38,301	16,233,496

Nordson Corp.	40,329	12,166,856

Paylocity Holding Corp.*	42,080	4,398,623

Powell Industries, Inc.[1]	50,320	14,409,635

RBC Bearings, Inc.*	18,979	12,223,615

Schneider National, Inc., Class B	175,078	6,395,599

Simpson Manufacturing Co., Inc.	32,800	6,866,680

SiteOne Landscape Supply, Inc.*	56,879	6,507,526

SPX Technologies, Inc.*	59,737	14,645,720

Sterling Infrastructure, Inc.*	16,339	13,714,303

Total Industrials		204,858,735

Information Technology - 15.8%

Advanced Energy Industries, Inc.	46,222	17,234,797

Cognex Corp.	138,433	10,025,318

Coherent Corp.*	35,445	13,981,989

Credo Technology Group Holding, Ltd.*	28,314	7,699,992

Entegris, Inc.	88,122	15,849,623

Fabrinet (Thailand)*	14,109	7,930,387

Jabil, Inc.	28,749	11,082,164

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 15.8% (continued)

MACOM Technology Solutions Holdings, Inc.*	52,528	$19,980,075

Manhattan Associates, Inc.*	23,267	3,239,930

Novanta, Inc.*,1	68,017	11,035,078

Procore Technologies, Inc.*	124,214	5,045,573

SailPoint, Inc.*,1	496,042	7,262,055

Total Information Technology		130,366,981

Materials - 5.1%

Eagle Materials, Inc.	40,194	9,043,650

Element Solutions, Inc.	322,511	15,399,900

Quaker Chemical Corp.[1]	51,184	8,131,602

RPM International, Inc.	86,829	9,651,044

Total Materials		42,226,196

Real Estate - 3.7%

Agree Realty Corp., REIT [1]	86,124	6,523,032

EastGroup Properties, Inc., REIT	34,024	6,890,881

Healthpeak Properties, Inc., REIT	246,182	5,268,295

Ryman Hospitality Properties, Inc., REIT	45,202	5,810,717

Sun Communities, Inc., REIT	51,740	6,204,143

Total Real Estate		30,697,068

Utilities - 2.2%

IDACORP, Inc.	72,881	11,026,895

Portland General Electric Co.[1]	128,681	6,669,536

Total Utilities		17,696,431

Total Common Stocks (Cost $527,134,590)		799,287,595

	Principal Amount	Value

Short-Term Investments - 3.0%

Joint Repurchase Agreements - 1.0%[2]

Citadel Securities LLC, dated 06/30/26, due 07/01/26, 3.710% total to be received $32,003 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/26 - 05/15/56, totaling $32,643)	$32,000	$32,000

Daiwa Capital Markets America, dated 06/30/26, due 07/01/26, 3.640% total to be received $497,498 (collateralized by various U.S. Treasuries, 2.125% - 4.125%, 06/30/27 -01/15/35, totaling $507,397)	497,448	497,448

Jefferies LLC, dated 06/30/26, due 07/01/26, 3.650% total to be received $7,746,785 (collateralized by various U.S. Treasuries, 0.000% - 4.250%, 12/17/26 - 05/15/51, totaling $7,900,920)	7,746,000	7,746,000

Total Joint Repurchase Agreements		8,275,448

Repurchase Agreements - 2.0%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $16,500,535 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $16,829,035)	16,499,000	16,499,000

Total Short-Term Investments (Cost $24,774,448)		24,774,448

Total Investments - 100.1% (Cost $551,909,038)		824,062,043

Other Assets, less Liabilities - (0.1)%		(537,717)

Net Assets - 100.0%		$823,524,326

*	Non-income producing security.
[1]

Some of these securities, amounting to $66,436,106 or 8.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

AMG GW&K Small/Mid Cap Core Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$799,287,595	—	—	$799,287,595

Short-Term Investments

Joint Repurchase Agreements	—	$8,275,448	—	8,275,448

Repurchase Agreements	—	16,499,000	—	16,499,000

Total Investments in Securities	$799,287,595	$24,774,448	—	$824,062,043

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities (unaudited) June 30, 2026

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/ Mid Cap Core Fund

Assets:

Investments at value[1] (including securities on loan valued at $142,897,901, $66,537,375, and $66,436,106, respectively)	$774,337,475	$238,524,040	$824,062,043

Cash	585	—	8,057,183

Receivable for investments sold	—	7,588,086	—

Dividend and interest receivables	644,657	149,083	441,249

Securities lending income receivable	5,133	3,173	4,647

Receivable for Fund shares sold	79,104	6,092	969,877

Receivable from Affiliate	—	8,042	—

Prepaid expenses and other assets	38,597	25,767	34,160

Total assets	775,105,551	246,304,283	833,569,159

Liabilities:

Payable upon return of securities loaned	358,019	—	8,275,448

Payable for investments purchased	—	7,793,998	—

Payable for Fund shares repurchased	266,825	76,724	1,126,262

Accrued expenses:

Investment advisory and management fees	427,365	132,058	403,352

Administrative fees	91,488	28,298	97,433

Distribution fees	1,523	—	10,458

Shareholder service fees	22,317	33,816	14,959

Other	81,164	70,653	116,921

Total liabilities	1,248,701	8,135,547	10,044,833

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$773,856,850	$238,168,736	$823,524,326

[1] Investments at cost	$518,598,066	$153,143,457	$551,909,038

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities (continued)

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund

Net Assets Represent:

Paid-in capital	$451,045,645	$133,348,166	$504,500,143

Total distributable earnings/(accumulated losses)	322,811,205	104,820,570	319,024,183

Net Assets	$773,856,850	$238,168,736	$823,524,326

Class N:

Net Assets	$7,760,521	$154,700,490	$52,565,008

Shares outstanding	205,227	4,200,000	2,280,741

Net asset value, offering and redemption price per share	$37.81	$36.83	$23.05

Class I:

Net Assets	$542,854,787	$80,818,337	$374,280,930

Shares outstanding	13,818,182	2,195,170	16,135,496

Net asset value, offering and redemption price per share	$39.29	$36.82	$23.20

Class Z:

Net Assets	$223,241,542	$2,649,909	$396,678,388

Shares outstanding	5,675,571	72,301	17,065,195

Net asset value, offering and redemption price per share	$39.33	$36.65	$23.24

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations (unaudited) For the six months ended June 30, 2026

	AMG GW&K Small Cap Core Fund	AMG GW&K Small Cap Value Fund	AMG GW&K Small/Mid Cap Core Fund

Investment Income:

Dividend income	$3,058,739	$1,185,031	$2,733,393

Interest income	206,970	66,920	147,673

Securities lending income	41,597	17,234	24,996

Total investment income	3,307,306	1,269,185	2,906,062

Expenses:

Investment advisory and management fees	2,499,275	752,996	2,331,067

Administrative fees	535,559	161,356	563,968

Distribution fees - Class N	9,042	—	60,858

Shareholder servicing fees - Class N	5,425	173,680	—

Shareholder servicing fees - Class I	124,721	18,459	88,018

Professional fees	41,566	27,549	45,241

Custodian fees	33,671	17,527	34,825

Registration fees	29,161	19,143	24,964

Trustee fees and expenses	28,709	8,499	29,924

Reports to shareholders	18,550	12,301	23,286

Transfer agent fees	13,873	12,032	18,610

Interest expense	138	—	—

Miscellaneous	13,134	5,148	14,582

Total expenses before offsets	3,352,824	1,208,690	3,235,343

Expense reimbursements	(143)	(48,413)	(3,443)

Expense reductions	(18,065)	(19,096)	(10,015)

Net expenses	3,334,616	1,141,181	3,221,885

Net investment income/(loss)	(27,310)	128,004	(315,823)

Net Realized and Unrealized Gain:

Net realized gain on investments	56,661,456	15,324,556	40,290,153

Net change in unrealized appreciation/(depreciation) on investments	67,099,978	36,557,163	101,880,290

Net realized and unrealized gain	123,761,434	51,881,719	142,170,443

Net increase in net assets resulting from operations	$123,734,124	$52,009,723	$141,854,620

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025

	AMG GW&K Small Cap Core Fund		AMG GW&K Small Cap Value Fund		AMG GW&K Small/Mid Cap Core Fund

	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025

Increase in Net Assets Resulting From Operations:

Net investment income/(loss)	$(27,310)	$1,074,931	$128,004	$1,310,826	$(315,823)	$805,939

Net realized gain on investments	56,661,456	64,076,141	15,324,556	13,727,401	40,290,153	29,475,971

Net change in unrealized appreciation/(depreciation) on investments	67,099,978	(21,222,291)	36,557,163	(10,252,675)	101,880,290	2,492,611

Net increase in net assets resulting from operations	123,734,124	43,928,781	52,009,723	4,785,552	141,854,620	32,774,521

Distributions to Shareholders:

Class N	—	(548,847)	—	(9,709,638)	—	(1,314,995)

Class I	—	(36,465,527)	—	(5,541,300)	—	(10,264,958)

Class Z	—	(15,447,860)	—	(176,129)	—	(9,860,406)

Total distributions to shareholders	—	(52,462,234)	—	(15,427,067)	—	(21,440,359)

Capital Share Transactions:[1]

Net increase/(decrease) from capital share transactions	(47,746,442)	41,590,429	(17,084,860)	(17,785,993)	(35,290,300)	(106,871,815)

Total increase/(decrease) in net assets	75,987,682	33,056,976	34,924,863	(28,427,508)	106,564,320	(95,537,653)

Net Assets:

Beginning of period	697,869,168	664,812,192	203,243,873	231,671,381	716,960,006	812,497,659

End of period	$773,856,850	$697,869,168	$238,168,736	$203,243,873	$823,524,326	$716,960,006

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$31.98	$32.18	$29.42	$27.43	$33.13	$29.97

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	(0.06)	(0.06)	(0.04)	0.00 [3]	(0.06)	(0.15)

Net realized and unrealized gain/(loss) on investments	5.89	2.43	4.10	2.19	(5.43)	6.34

Total income/(loss) from investment operations	5.83	2.37	4.06	2.19	(5.49)	6.19

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.03)	—	—

Net realized gain on investments	—	(2.57)	(1.30)	(0.17)	(0.21)	(3.03)

Total distributions to shareholders	—	(2.57)	(1.30)	(0.20)	(0.21)	(3.03)

Net Asset Value, End of Period	$37.81	$31.98	$32.18	$29.42	$27.43	$33.13

Total Return[2,4]	18.23%[5]	7.24%	13.57%	8.02%	(16.58)%	21.01%

Ratio of net expenses to average net assets[6]	1.30%[7,8]	1.29%	1.30%[8]	1.30%[9]	1.29%[9]	1.30%[9]

Ratio of gross expenses to average net assets[10]	1.30%[7]	1.30%	1.30%	1.31%[9]	1.30%[9]	1.30%[9]

Ratio of net investment income (loss) to average net assets[2]	(0.37)%[7]	(0.19)%	(0.14)%	0.02%	(0.22)%	(0.45)%

Portfolio turnover	13%[5]	33%	22%	20%	25%	33%

Net assets end of period (000’s) omitted	$7,761	$7,264	$6,517	$8,336	$8,533	$11,278

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$33.16	$33.24	$30.30	$28.24	$34.02	$30.61

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	(0.00)[11]	0.05	0.07	0.11	0.04	(0.03)

Net realized and unrealized gain/(loss) on investments	6.13	2.51	4.24	2.25	(5.57)	6.47

Total income/(loss) from investment operations	6.13	2.56	4.31	2.36	(5.53)	6.44

Less Distributions to Shareholders from:

Net investment income	—	(0.07)	(0.07)	(0.13)	(0.04)	—

Net realized gain on investments	—	(2.57)	(1.30)	(0.17)	(0.21)	(3.03)

Total distributions to shareholders	—	(2.64)	(1.37)	(0.30)	(0.25)	(3.03)

Net Asset Value, End of Period	$39.29	$33.16	$33.24	$30.30	$28.24	$34.02

Total Return[2,4]	18.49%[5]	7.57%	13.99%	8.39%	(16.27)%	21.38%

Ratio of net expenses to average net assets[6]	0.95%[7,8]	0.94%	0.95%[8]	0.95%[9]	0.94%[9]	0.95%[9]

Ratio of gross expenses to average net assets[10]	0.95%[7]	0.95%	0.95%	0.96%[9]	0.95%[9]	0.95%[9]

Ratio of net investment income (loss) to average net assets[2]	(0.02)%[7]	0.16%	0.21%	0.37%	0.13%	(0.10)%

Portfolio turnover	13%[5]	33%	22%	20%	25%	33%

Net assets end of period (000’s) omitted	$542,855	$482,734	$443,633	$421,136	$433,066	$546,326

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Small Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class Z		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$33.20	$33.26	$30.32	$28.26	$34.05	$30.61

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	0.01	0.07	0.08	0.12	0.05	(0.02)

Net realized and unrealized gain/(loss) on investments	6.12	2.52	4.25	2.26	(5.58)	6.49

Total income/(loss) from investment operations	6.13	2.59	4.33	2.38	(5.53)	6.47

Less Distributions to Shareholders from:

Net investment income	—	(0.08)	(0.09)	(0.15)	(0.05)	—

Net realized gain on investments	—	(2.57)	(1.30)	(0.17)	(0.21)	(3.03)

Total distributions to shareholders	—	(2.65)	(1.39)	(0.32)	(0.26)	(3.03)

Net Asset Value, End of Period	$39.33	$33.20	$33.26	$30.32	$28.26	$34.05

Total Return[2,4]	18.46%[5]	7.67%	14.04%	8.44%	(16.25)%	21.48%

Ratio of net expenses to average net assets[6]	0.90%[7,8]	0.89%	0.90%[8]	0.90%[9]	0.89%[9]	0.90%[9]

Ratio of gross expenses to average net assets[10]	0.90%[7]	0.90%	0.90%	0.91%[9]	0.90%[9]	0.90%[9]

Ratio of net investment income (loss) to average net assets[2]	0.03%[7]	0.21%	0.26%	0.42%	0.18%	(0.05)%

Portfolio turnover	13%[5]	33%	22%	20%	25%	33%

Net assets end of period (000’s) omitted	$223,242	$207,872	$214,662	$211,244	$218,941	$199,851

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $0.005 per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2026 and 0.01%, less than 0.01%, less than 0.01%, 0.01% and less than 0.01% for the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[7]	Annualized.

[8]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[9]

Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%, less than 0.01% and 0.01% for the fiscal years ended December 31, 2023, 2022 and 2021, respectively.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Less than $(0.005) per share.

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$29.05	$30.42	$29.76	$25.73	$30.90	$26.71

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.01	0.16	0.21	0.17	0.13	0.09

Net realized and unrealized gain/(loss) on investments	7.77	0.78	3.07	4.31	(4.87)	8.41

Total income/(loss) from investment operations	7.78	0.94	3.28	4.48	(4.74)	8.50

Less Distributions to Shareholders from:

Net investment income	—	(0.18)	(0.25)	(0.20)	(0.15)	(0.08)

Net realized gain on investments	—	(2.13)	(2.37)	(0.25)	(0.28)	(4.23)

Total distributions to shareholders	—	(2.31)	(2.62)	(0.45)	(0.43)	(4.31)

Net Asset Value, End of Period	$36.83	$29.05	$30.42	$29.76	$25.73	$30.90

Total Return[2,3]	26.81%[4]	3.00%	10.57%	17.43%	(15.33)%	32.93%

Ratio of net expenses to average net assets[5]	1.14%[6]	1.13%	1.14%[7]	1.14%	1.13%	1.13%

Ratio of gross expenses to average net assets[8]	1.20%[6]	1.20%	1.19%	1.19%	1.18%	1.17%

Ratio of net investment income to average net assets[2]	0.04%[6]	0.56%	0.67%	0.64%	0.47%	0.28%

Portfolio turnover	16%[4]	36%	24%	14%	19%	41%

Net assets end of period (000’s) omitted	$154,700	$129,744	$148,917	$165,040	$162,011	$223,586

The accompanying notes are an integral part of these financial statements.

18

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$29.00	$30.38	$29.73	$25.69	$30.87	$26.79

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.04	0.22	0.27	0.23	0.18	0.15

Net realized and unrealized gain/(loss) on investments	7.78	0.78	3.07	4.31	(4.87)	8.42

Total income/(loss) from investment operations	7.82	1.00	3.34	4.54	(4.69)	8.57

Less Distributions to Shareholders from:

Net investment income	—	(0.25)	(0.32)	(0.25)	(0.21)	(0.26)

Net realized gain on investments	—	(2.13)	(2.37)	(0.25)	(0.28)	(4.23)

Total distributions to shareholders	—	(2.38)	(2.69)	(0.50)	(0.49)	(4.49)

Net Asset Value, End of Period	$36.82	$29.00	$30.38	$29.73	$25.69	$30.87

Total Return[2,3]	27.00%[4]	3.18%	10.77%	17.73%	(15.19)%	33.17%

Ratio of net expenses to average net assets[5]	0.94%[6]	0.93%	0.94%[7]	0.94%	0.93%	0.93%

Ratio of gross expenses to average net assets[8]	1.00%[6]	1.00%	0.99%	0.99%	0.98%	0.97%

Ratio of net investment income to average net assets[2]	0.24%[6]	0.76%	0.87%	0.84%	0.67%	0.48%

Portfolio turnover	16%[4]	36%	24%	14%	19%	41%

Net assets end of period (000’s) omitted	$80,818	$71,349	$76,171	$86,357	$81,319	$115,837

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class Z		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$28.87	$30.25	$29.61	$25.59	$30.76	$26.72

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.05	0.24	0.28	0.24	0.20	0.16

Net realized and unrealized gain/(loss) on investments	7.73	0.77	3.06	4.30	(4.87)	8.41

Total income/(loss) from investment operations	7.78	1.01	3.34	4.54	(4.67)	8.57

Less Distributions to Shareholders from:

Net investment income	—	(0.26)	(0.33)	(0.27)	(0.22)	(0.30)

Net realized gain on investments	—	(2.13)	(2.37)	(0.25)	(0.28)	(4.23)

Total distributions to shareholders	—	(2.39)	(2.70)	(0.52)	(0.50)	(4.53)

Net Asset Value, End of Period	$36.65	$28.87	$30.25	$29.61	$25.59	$30.76

Total Return[2,3]	26.98%[4]	3.25%	10.84%	17.77%	(15.16)%	33.27%

Ratio of net expenses to average net assets[5]	0.89%[6]	0.88%	0.89%[7]	0.89%	0.88%	0.88%

Ratio of gross expenses to average net assets[8]	0.95%[6]	0.95%	0.94%	0.94%	0.93%	0.92%

Ratio of net investment income to average net assets[2]	0.29%[6]	0.81%	0.92%	0.89%	0.72%	0.53%

Portfolio turnover	16%[4]	36%	24%	14%	19%	41%

Net assets end of period (000’s) omitted	$2,650	$2,151	$6,584	$6,202	$8,582	$32,710

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]

Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2026 and 0.02%, 0.01%, 0.01%, 0.01% and 0.02% for the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[6]	Annualized.

[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

20

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$19.15	$18.87	$17.20	$15.02	$19.08	$16.04

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	(0.03)	(0.02)	(0.02)	(0.00)[3]	0.01	(0.06)

Net realized and unrealized gain/(loss) on investments	3.93	0.86	1.85	2.18	(3.47)	4.14

Total income/(loss) from investment operations	3.90	0.84	1.83	2.18	(3.46)	4.08

Less Distributions to Shareholders from:

Net investment income	—	—	—	—	(0.00)[3]	—

Net realized gain on investments	—	(0.56)	(0.16)	—	(0.60)	(1.04)

Total distributions to shareholders	—	(0.56)	(0.16)	—	(0.60)	(1.04)

Net Asset Value, End of Period	$23.05	$19.15	$18.87	$17.20	$15.02	$19.08

Total Return[2,4]	20.37%[5]	4.39%	10.62%	14.51%	(18.15)%	25.63%

Ratio of net expenses to average net assets[6]	1.07%[7]	1.07%[8]	1.07%[8]	1.07%[9]	1.06%[9]	1.06%[9]

Ratio of gross expenses to average net assets[10]	1.07%[7]	1.07%	1.07%	1.08%[9]	1.08%[9]	1.08%[9]

Ratio of net investment income (loss) to average net assets[2]	(0.30)%[7]	(0.10)%	(0.12)%	(0.01)%	0.04%	(0.32)%

Portfolio turnover	12%[5]	28%	21%	19%	25%	19%

Net assets end of period (000’s) omitted	$52,565	$46,178	$52,250	$53,076	$51,333	$70,736

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$19.25	$18.96	$17.26	$15.07	$19.15	$16.06

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	(0.01)	0.02	0.01	0.03	0.04	(0.02)

Net realized and unrealized gain/(loss) on investments	3.96	0.86	1.87	2.19	(3.48)	4.15

Total income/(loss) from investment operations	3.95	0.88	1.88	2.22	(3.44)	4.13

Less Distributions to Shareholders from:

Net investment income	—	(0.03)	(0.02)	(0.03)	(0.04)	—

Net realized gain on investments	—	(0.56)	(0.16)	—	(0.60)	(1.04)

Total distributions to shareholders	—	(0.59)	(0.18)	(0.03)	(0.64)	(1.04)

Net Asset Value, End of Period	$23.20	$19.25	$18.96	$17.26	$15.07	$19.15

Total Return[2,4]	20.52%[5]	4.58%	10.84%	14.76%	(18.01)%	25.91%

Ratio of net expenses to average net assets[6]	0.87%[7]	0.87%[8]	0.87%[8]	0.87%[9]	0.86%[9]	0.86%[9]

Ratio of gross expenses to average net assets[10]	0.87%[7]	0.87%	0.87%	0.88%[9]	0.88%[9]	0.88%[9]

Ratio of net investment income (loss) to average net assets[2]	(0.10)%[7]	0.10%	0.08%	0.19%	0.24%	(0.12)%

Portfolio turnover	12%[5]	28%	21%	19%	25%	19%

Net assets end of period (000’s) omitted	$374,281	$342,514	$371,964	$296,659	$250,024	$293,614

The accompanying notes are an integral part of these financial statements.

22

AMG GW&K Small/Mid Cap Core Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class Z		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$19.29	$18.99	$17.29	$15.10	$19.18	$16.07

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	(0.00)[3]	0.03	0.02	0.04	0.05	(0.01)

Net realized and unrealized gain/(loss) on investments	3.95	0.87	1.87	2.19	(3.48)	4.16

Total income/(loss) from investment operations	3.95	0.90	1.89	2.23	(3.43)	4.15

Less Distributions to Shareholders from:

Net investment income	—	(0.04)	(0.03)	(0.04)	(0.05)	—

Net realized gain on investments	—	(0.56)	(0.16)	—	(0.60)	(1.04)

Total distributions to shareholders	—	(0.60)	(0.19)	(0.04)	(0.65)	(1.04)

Net Asset Value, End of Period	$23.24	$19.29	$18.99	$17.29	$15.10	$19.18

Total Return[2,4]	20.48%[5]	4.68%	10.87%	14.78%	(17.94)%	26.02%

Ratio of net expenses to average net assets[6]	0.82%[7]	0.82%[8]	0.82%[8]	0.82%[9]	0.81%[9]	0.81%[9]

Ratio of gross expenses to average net assets[10]	0.82%[7]	0.82%	0.82%	0.83%[9]	0.83%[9]	0.83%[9]

Ratio of net investment income (loss) to average net assets[2]	(0.05)%[7]	0.15%	0.13%	0.24%	0.29%	(0.07)%

Portfolio turnover	12%[5]	28%	21%	19%	25%	19%

Net assets end of period (000’s) omitted	$396,678	$328,267	$388,283	$347,178	$262,798	$198,961

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2026 and less than 0.01%, less than 0.01%, less than 0.01%, less than 0.01% and 0.01% for the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[7]	Annualized.

[8]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[9]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements (unaudited) June 30, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: AMG GW&K Small Cap Core Fund (“Small Cap Core”), AMG GW&K Small Cap Value Fund (“Small Cap Value”) and AMG GW&K Small/Mid Cap Core Fund (“Small/Mid Cap Core”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N shares, Class I shares and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the

Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

24

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2026, the impact on the expenses and expense ratios was as follows: Small Cap Core $18,065 or less than 0.01%, Small Cap Value $19,096 or

0.01% and Small/Mid Cap Core $10,015 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in

December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for each Fund are primarily due to equalization utilized. Temporary differences for each Fund are due to wash sale loss deferrals.

At June 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Small Cap Core	$518,598,066	$293,288,500	$(37,549,091)	$255,739,409

Small Cap Value	153,143,457	88,796,956	(3,416,373)	85,380,583

Small/Mid Cap Core	551,909,038	299,946,222	(27,793,217)	272,153,005

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

25

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025, the capital stock transactions by class for the Funds were as follows:

	Small Cap Core				Small Cap Value

	June 30, 2026		December 31, 2025		June 30, 2026		December 31, 2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	8,739	$304,694	38,699	$1,286,057	89,170	$2,888,224	127,047	$3,635,006

Shares issued in reinvestment of distributions	—	—	16,888	548,847	—	—	324,845	9,556,934

Shares redeemed	(30,673)	(1,031,086)	(30,912)	(987,640)	(355,997)	(11,536,328)	(879,767)	(26,008,360)

Net increase/(decrease)	(21,934)	$(726,392)	24,675	$847,264	(266,827)	$(8,648,104)	(427,875)	$(12,816,420)

Class I:

Shares sold	710,893	$25,283,224	3,407,167	$116,792,487	41,441	$1,301,591	84,269	$2,494,027

Shares issued in reinvestment of distributions	—	—	1,014,796	34,198,622	—	—	182,464	5,358,977

Shares redeemed	(1,448,999)	(51,445,787)	(3,213,769)	(104,449,001)	(306,236)	(9,661,141)	(313,678)	(9,186,642)

Net increase/(decrease)	(738,106)	$(26,162,563)	1,208,194	$46,542,108	(264,795)	$(8,359,550)	(46,945)	$(1,333,638)

Class Z:

Shares sold	79,736	$2,818,884	455,784	$14,171,374	777	$26,395	3,912	$107,795

Shares issued in reinvestment of distributions	—	—	449,555	15,167,995	—	—	6,026	176,129

Shares redeemed	(666,153)	(23,676,371)	(1,096,867)	(35,138,312)	(3,008)	(103,601)	(153,051)	(3,919,859)

Net decrease	(586,417)	$(20,857,487)	(191,528)	$(5,798,943)	(2,231)	$(77,206)	(143,113)	$(3,635,935)

	Small/Mid Cap Core

	June 30, 2026		December 31, 2025

	Shares	Amount	Shares	Amount

Class N:

Shares sold	10,289	$216,357	30,358	$556,682

Shares issued in reinvestment of distributions	—	—	64,587	1,253,635

Shares redeemed	(141,299)	(2,968,048)	(452,775)	(8,432,195)

Net decrease	(131,010)	$(2,751,691)	(357,830)	$(6,621,878)

Class I:

Shares sold	711,262	$14,905,132	3,014,462	$54,623,144

Shares issued in reinvestment of distributions	—	—	497,350	9,708,277

Shares redeemed	(2,367,138)	(49,527,794)	(5,343,814)	(99,237,634)

Net decrease	(1,655,876)	$(34,622,662)	(1,832,002)	$(34,906,213)

Class Z:

Shares sold	1,296,621	$28,245,720	1,138,122	$21,134,780

Shares issued in reinvestment of distributions	—	—	502,556	9,824,964

Shares redeemed	(1,251,258)	(26,161,667)	(5,068,742)	(96,303,468)

Net increase/(decrease)	45,363	$2,084,053	(3,428,064)	$(65,343,724)

26

Notes to Financial Statements (continued)

At June 30, 2026, one unaffiliated shareholder of record held 6% of the net assets of Small/Mid Cap Core. Transactions by this shareholder may have a material impact on the Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2026, the market value of Repurchase Agreements outstanding for Small Cap Core, Small Cap Value and Small/Mid Cap Core was $18,610,019, $2,518,000 and $24,774,448, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2026, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap Core	0.70%

Small Cap Value	0.70%

Small/Mid Cap Core	0.62%

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2027, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap Core, Small Cap Value and Small/Mid Cap Core to the annual rate of 0.90%, 0.90% and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2026, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense	Repayment of
	Reimbursements	Prior Reimbursements

Small Cap Core	$143	—

Small Cap Value	48,413	—

Small/Mid Cap Core	3,443	—

At June 30, 2026, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration
Period	Small Cap Core	Small Cap Value	Small/Mid Cap Core

Less than 1 year	$59,764	$100,560	$61,506

1-2 years	15,436	117,979	24,884

2-3 years	12,946	89,517	10,628

Total	$88,146	$308,056	$97,018

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder

27

Notes to Financial Statements (continued)

services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, except Small Cap Value, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund, except Small Cap Value, may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s, except Small Cap Value’s, average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of each Fund, except Small Cap Value, for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of Small Cap Core and Small Cap Value, and for Class I shares of Small/Mid Cap Core, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2026, was as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

Small Cap Core

Class N	0.15%	0.15%
Class I	0.05%	0.05%

Small Cap Value

Class N	0.25%	0.25%
Class I	0.05%	0.05%

Small/Mid Cap Core
Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2026, the Funds had no interfund loans outstanding. Small Cap Value and Small/Mid Cap Core did not utilize the interfund lending program during the six months ended June 30, 2026.

The following Fund utilized the interfund lending program during the six months ended June 30, 2026 as follows:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Small Cap Core	$1,101,035	1	$138	4.560%

Small Cap Core did not lend during the six months ended June 30, 2026.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2026, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap Core	$95,479,770	$152,050,771

Small Cap Value	34,623,717	50,840,390

Small/Mid Cap Core	90,008,566	137,791,100

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2026.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash,

28

Notes to Financial Statements (continued)

U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable by a Fund at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2026, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap Core	$142,897,901	$358,019	$145,509,118	$145,867,137

Small Cap Value	66,537,375	—	67,980,340	67,980,340

Small/Mid Cap Core	66,436,106	8,275,448	59,363,304	67,638,752

The following table summarizes the securities received as collateral for securities lending at June 30, 2026:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap Core	U.S. Treasury Obligations	0.000%-5.000%	07/31/26-05/15/56

Small Cap Value	U.S. Treasury Obligations	0.000%-5.000%	07/31/26-05/15/56

Small/Mid Cap Core	U.S. Treasury Obligations	0.000%-5.000%	07/31/26-05/15/56

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Management Risk: Because each Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Real Estate Industry Risk: Investments in the Funds may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. Investments in the real estate sector also may be adversely impacted by natural or environmental disasters. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Code.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

29

Notes to Financial Statements (continued)

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2026:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap Core

Citadel Securities LLC	$336,000	—	$336,000	$336,000	—

Daiwa Capital Markets America	22,019	—	22,019	22,019	—

Fixed Income Clearing Corp.	18,252,000	—	18,252,000	18,252,000	—

Total	$18,610,019	—	$18,610,019	$18,610,019	—

Small Cap Value

Fixed Income Clearing Corp.	$2,518,000	—	$2,518,000	$2,518,000	—

Small/Mid Cap Core

Citadel Securities LLC	$32,000	—	$32,000	$32,000	—

Daiwa Capital Markets America	497,448	—	497,448	497,448	—

Jefferies LLC	7,746,000	—	7,746,000	7,746,000	—

Fixed Income Clearing Corp.	16,499,000	—	16,499,000	16,499,000	—

Total	$24,774,448	—	$24,774,448	$24,774,448	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

30

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2026 is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2026.

Trustee fees and expenses

AMG GW&K Small Cap Core Fund	$28,709

AMG GW&K Small Cap Value Fund	8,499

AMG GW&K Small/Mid Cap Core Fund	29,924

31

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, and AMG GW&K Small/Mid Cap Core Fund: Approval of Investment Management and Subadvisory Agreements on June 3, 2026

At a meeting held on May 27, 2026, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds (the “Trust”) considered, and at a meeting held in-person on June 3, 2026, the Board, and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG GW&K Small Cap Core Fund, AMG GW&K Small Cap Value Fund, and AMG GW&K Small/Mid Cap Core Fund (each, a “Fund,” and collectively, the “Funds”), and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to each Fund, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with GW&K Investment Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser;

assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the

32

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Small Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2026, was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 2000 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that the Fund ranked in the top third relative to its Peer Group for the 2024 calendar year and in the top half relative to its Peer Group for the 2022 calendar year. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG GW&K Small Cap Value Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2026, was below, below, above, and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 2000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Peer Group and the Fund Benchmark and the fact that the Fund ranked in the top half relative to its Peer Group for the 5-year period. The Trustees also took into account the fact that the Fund’s subadviser and investment strategy changed effective December 4, 2020, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG GW&K Small/Mid Cap Core Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and

10-year periods ended March 31, 2026, was above the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 2500 Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to its Peer Group and underperformance relative to the Fund Benchmark, and the fact that the Fund ranked in the top quintile relative to its Peer Group for the 5-year period and in the top decile relative to its Peer Group for the 2021 and 2022 calendar years. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time.

33

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Also, with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Small Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small Cap Value Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.90%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Small/Mid Cap Core Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were both rated in the Below Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.82%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 3, 2026, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

34

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

1350 Penn Avenue, Suite 102

Pittsburgh, PA 15222

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of a prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	063026	SAR089

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

June 30, 2026

AMG GW&K ESG Bond Fund
Class N: MGFIX | Class I: MGBIX

AMG GW&K Municipal Bond Fund
Class N: GWMTX | Class I: GWMIX

AMG GW&K Municipal Enhanced Yield Fund
Class N: GWMNX | Class I: GWMEX | Class Z: GWMZX

wealth.amg.com	063026 SAR088

AMG Funds Semi-Annual Financial Statements — June 30, 2026 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG GW&K ESG Bond Fund	2

AMG GW&K Municipal Bond Fund	8

AMG GW&K Municipal Enhanced Yield Fund	14

Statement of Assets and Liabilities	17

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (accumulated losses)

Statement of Operations	19

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	20

Detail of changes in assets for the past two fiscal periods

Financial Highlights	21

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	28

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	36

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Principal Amount	Value

Corporate Bonds and Notes - 54.4%

Basic Materials - 1.7%

Celanese US Holdings LLC 7.550%, 11/15/30[1,2]	$2,049,000	$2,171,879

Cleveland-Cliffs, Inc. 7.000%, 03/15/32[1,3]	2,000,000	1,984,191

Methanex Corp. (Canada) 5.125%, 10/15/27	1,205,000	1,203,803

Total Basic Materials		5,359,873

Communications - 3.3%

AT&T, Inc. 4.300%, 12/15/42	1,985,000	1,637,232

CCO Holdings LLC/CCO Holdings Capital Corp. 4.500%, 05/01/32	1,900,000	1,677,072

Charter Communications Operating LLC/Charter Communications Operating Capital 4.400%, 04/01/33	1,815,000	1,671,180

Comcast Corp. 4.650%, 02/15/33[1]	867,000	847,318

Lamar Media Corp. 4.875%, 01/15/29	1,300,000	1,289,464

Verizon Communications, Inc. 5.500%, 02/23/54[1]	1,625,000	1,533,208

Versant Media Group, Inc. 7.250%, 01/30/31[3]	1,675,000	1,732,895

Total Communications		10,388,369

Consumer, Cyclical - 10.8%

AutoNation, Inc. 3.850%, 03/01/32[1]	1,600,000	1,494,789

Bath & Body Works, Inc. 6.875%, 11/01/35[1]	940,000	962,290

Carnival Corp., Ltd. 6.650%, 01/15/28	850,000	867,382

Ford Motor Co. 6.100%, 08/19/32	1,900,000	1,934,734

The Goodyear Tire & Rubber Co. 5.000%, 07/15/29[1]	1,439,000	1,375,566

Hyatt Hotels Corp. 5.750%, 03/30/32	1,975,000	2,036,444

KB Home 4.800%, 11/15/29	1,222,000	1,207,727

Las Vegas Sands Corp. 6.200%, 08/15/34	1,375,000	1,415,473

M/I Homes, Inc. 3.950%, 02/15/30	335,000	318,258

4.950%, 02/01/28	500,000	497,666

Magna International, Inc. (Canada) 5.875%, 06/01/35[1]	1,752,000	1,822,923

Marriott International, Inc. 5.500%, 04/15/37	1,360,000	1,373,067

	Principal Amount	Value

Marriott Ownership Resorts, Inc. 4.750%, 01/15/28[1]	$1,600,000	$1,582,121

Mattel, Inc. 3.750%, 04/01/29[3]	1,075,000	1,042,505
6.200%, 10/01/40	911,000	913,930

MGM Resorts International 6.125%, 09/15/29	1,000,000	1,009,809

Murphy Oil USA, Inc. 4.750%, 09/15/29	1,050,000	1,033,436

Newell Brands, Inc. 6.375%, 05/15/30[1]	850,000	861,557

Penske Automotive Group, Inc. 3.750%, 06/15/29[1]	1,500,000	1,435,851

PulteGroup, Inc. 6.000%, 02/15/35	2,050,000	2,147,915

Royal Caribbean Cruises, Ltd. (Liberia) 5.375%, 01/15/36[1]	1,725,000	1,712,275
6.000%, 02/01/33[3]	875,000	887,334

Travel + Leisure Co. 4.625%, 03/01/30[3]	575,000	556,748
6.000%, 04/01/27[2]	350,000	350,550

United Airlines Holdings, Inc. 5.375%, 03/01/31	1,750,000	1,737,431

United Airlines, Inc. Pass-Through Trust Series 2024-1, AA, 5.450%, 02/15/37	1,329,740	1,352,034

Walmart, Inc. 4.050%, 06/29/48	1,000,000	819,092

Yum! Brands, Inc. 3.625%, 03/15/31	1,110,000	1,033,108

Total Consumer, Cyclical		33,782,015

Consumer, Non-cyclical - 7.2%

Advocate Health & Hospitals Corp. 4.272%, 08/15/48	1,670,000	1,359,823

Amgen, Inc. 5.600%, 03/02/43	1,385,000	1,376,659

APi Group DE, Inc. 4.125%, 07/15/29[3]	1,255,000	1,203,541

Ashtead Capital, Inc. (United Kingdom) 5.500%, 08/11/32[1,3]	2,000,000	2,042,827

The Campbell’s Company 5.400%, 03/21/34[1]	2,530,000	2,492,289

CommonSpirit Health 3.347%, 10/01/29	600,000	573,093

CVS Health Corp. 5.250%, 02/21/33[1]	2,568,000	2,610,773

The Ford Foundation Series 2020, 2.415%, 06/01/50	1,690,000	1,004,784

HCA, Inc. 3.500%, 09/01/30	1,550,000	1,470,387

Herc Holdings, Inc. 7.000%, 06/15/30[3]	2,000,000	2,071,135

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Consumer, Non-cyclical - 7.2% (continued)

Kraft Heinz Foods Co. 4.625%, 10/01/39	$2,480,000	$2,212,071

Teleflex, Inc. 4.250%, 06/01/28[3]	2,045,000	2,015,740

Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36[1]	1,985,000	2,093,669

Total Consumer, Non-cyclical		22,526,791

Financials - 17.8%

Aircastle, Ltd./Aircastle Ireland DAC (Bermuda) 5.750%, 10/01/31[3]	2,375,000	2,429,422

Ally Financial, Inc.
(6.184% to 07/26/34 then SOFR + 2.290%), 6.184%, 07/26/35[4,5]	2,000,000	2,032,894

American Homes 4 Rent LP 5.500%, 07/15/34	1,675,000	1,695,169

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[4,5]	2,775,000	2,290,581
(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[4,5]	3,050,000	3,187,878

The Bank of New York Mellon Corp.
(5.950% to 12/20/30 then U.S. Treasury Yield Curve CMT 5 year + 2.271%), 5.950%, 12/20/30[1,4,5,6]	2,433,000	2,441,316

Boston Properties LP 2.550%, 04/01/32[1]	2,469,000	2,150,284

Capital One Financial Corp.
(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[4,5]	1,950,000	2,242,609

The Charles Schwab Corp.
Series K, (5.000% to 06/01/27 then U.S. Treasury Yield Curve CMT 5 year + 3.256%), 5.000%, 06/01/27[4,5,6]	1,773,000	1,771,568

Citigroup, Inc.
Series T, (6.250% to 08/15/26 then 3 month SOFR + 4.779%), 6.250%, 08/15/26[4,5,6]	825,000	825,857
Series AA, (7.625% to 11/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.211%), 7.625%, 11/15/28[1,4,5,6]	1,278,000	1,327,894

Citizens Financial Group, Inc.
(5.718% to 07/23/31 then SOFR + 1.910%), 5.718%, 07/23/32[4,5]	2,465,000	2,530,038

GLP Capital LP/GLP Financing II, Inc. 5.625%, 09/15/34	1,400,000	1,388,987

The Goldman Sachs Group, Inc.
(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[1,4,5]	1,650,000	1,785,075
Series Z, (6.850% to 02/10/30 then U.S. Treasury Yield Curve CMT 5 year + 2.461%), 6.850%, 02/10/30[4,5,6]	1,795,000	1,845,617

	Principal Amount	Value

Huntington Bancshares, Inc.
Series F, (5.625% to 07/15/30 then U.S. Treasury Yield Curve CMT 10 year + 4.945%), 5.625%, 07/15/30[4,5,6]	$975,000	$981,179
(5.709% to 02/02/34 then SOFR Index + 1.870%), 5.709%, 02/02/35[1,4,5]	1,500,000	1,534,607

JPMorgan Chase & Co.
(3.157% to 04/22/41 then 3 month SOFR + 1.460%), 3.157%, 04/22/42[4,5]	2,710,000	2,061,082

KeyCorp, MTN
(4.789% to 06/01/32 then SOFR Index + 2.060%), 4.789%, 06/01/33[4,5]	1,000,000	980,675

M&T Bank Corp.
(7.413% to 10/30/28 then SOFR + 2.800%), 7.413%, 10/30/29[4,5]	1,837,000	1,945,549

MetLife, Inc.
Series D, (5.875% to 03/15/28 then 3 month SOFR + 3.221%), 5.875%, 03/15/28[1,4,5,6]	1,175,000	1,178,244

Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[4,5]	1,548,000	1,533,857

OneMain Finance Corp. 6.625%, 01/15/28	950,000	963,910

The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[4,5]	2,386,000	2,387,994

SLM Corp. 6.500%, 01/31/30	1,400,000	1,419,127

Starwood Property Trust, Inc. 4.375%, 01/15/27[3]	1,775,000	1,771,578

State Street Corp.
Series I, (6.700% to 03/15/29 then U.S. Treasury Yield Curve CMT 5 year + 2.613%), 6.700%, 03/15/29[1,4,5,6]	1,900,000	1,964,980

Truist Financial Corp., MTN
(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[4,5]	2,213,000	2,302,149

Vornado Realty LP 5.750%, 02/01/33	1,500,000	1,505,358

Wells Fargo & Co., MTN
(3.350% to 03/02/32 then SOFR + 1.500%), 3.350%, 03/02/33[4,5]	2,025,000	1,861,473
(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[1,4,5,6]	1,462,000	1,538,197

Total Financials		55,875,148

Industrials - 5.8%

Avient Corp. 6.250%, 11/01/31[3]	1,575,000	1,595,982

BWX Technologies, Inc. 4.125%, 06/30/28[3]	1,210,000	1,187,061

Coherent Corp. 5.000%, 12/15/29[3]	2,000,000	1,969,191

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 5.8% (continued)

Graphic Packaging International LLC 3.500%, 03/01/29[3]	$1,400,000	$1,331,281

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	3,168,000	3,268,683

Mueller Water Products, Inc. 4.000%, 06/15/29[3]	2,050,000	1,985,768

OI European Group, B.V. (Netherlands) 4.750%, 02/15/30[1,3]	1,500,000	1,424,858

Owens Corning 7.000%, 12/01/36[2]	1,800,000	2,022,289

Regal Rexnord Corp. 6.300%, 02/15/30	1,670,000	1,742,963

Sonoco Products Co. 2.850%, 02/01/32[1]	1,822,000	1,637,305

Total Industrials		18,165,381

Technology - 5.0%

Broadcom, Inc. 3.500%, 02/15/41	1,700,000	1,358,302

CDW LLC/CDW Finance Corp. 5.550%, 08/22/34	2,008,000	1,982,651

Dell International LLC/EMC Corp. 8.100%, 07/15/36	1,372,000	1,631,957

Kyndryl Holdings, Inc. 3.150%, 10/15/31[1]	2,375,000	1,978,540

Microsoft Corp. 2.525%, 06/01/50	1,450,000	862,260

MSCI, Inc. 3.250%, 08/15/33[3]	2,015,000	1,772,447

Open Text Holdings, Inc. 4.125%, 02/15/30[3]	1,125,000	1,030,558

Oracle Corp. 4.800%, 09/26/32[1]	1,840,000	1,750,781

SK hynix, Inc. (South Korea) 2.375%, 01/19/31[3]	900,000	814,389

Twilio, Inc. 3.625%, 03/15/29[1]	600,000	578,601
3.875%, 03/15/31	2,194,000	2,065,365

Total Technology		15,825,851

Utilities - 2.8%

Dominion Energy, Inc.
Series B, (7.000% to 03/03/34 then U.S. Treasury Yield Curve CMT 5 year + 2.511%), 7.000%, 06/01/54[4,5]	2,189,000	2,317,700

DPL LLC 4.350%, 04/15/29	1,000,000	968,792

Duke Energy Corp. 2.550%, 06/15/31[1]	895,000	806,990
(6.450% to 09/01/34 then U.S. Treasury Yield Curve CMT 5 year + 2.588%), 6.450%, 09/01/54[1,4,5]	2,290,000	2,377,945

	Principal Amount	Value

Exelon Corp.
(6.500% to 12/15/34 then U.S. Treasury Yield Curve CMT 5 year + 1.975%), 6.500%, 03/15/55[4,5]	$2,315,000	$2,376,097

Total Utilities		8,847,524

Total Corporate Bonds and Notes

(Cost $173,745,954)		170,770,952

Asset-Backed Securities - 4.0%

AGL CLO 39, Ltd.
Series 2025-39A, Class A1 (3 month SOFR + 1.130%, Cap N/A, Floor 1.130%), 4.805%, 04/20/38[3,5]	1,050,000	1,048,518

AGL Core CLO, Ltd.
Series 2025-38A, Class A1 (3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 4.904%, 01/22/38[3,5]	1,000,000	1,000,801

American Express Credit Account Master Trust
Series 2025-5, Class A 4.510%, 07/15/32	610,000	611,641

Apidos CLO Lvi
Series 2026-56A, Class A1 (3 month SOFR + 1.160%, Cap N/A, Floor 1.160%), 4.815%, 04/24/39[3,5]	505,000	504,619

Carmax Auto Owner Trust
Series 2025-1, Class A2A 4.630%, 03/15/28	267,932	268,128

Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/49[3]	3,050,000	3,061,748

Elmwood CLO II, Ltd.
Series 2019-2A, Class A1RR (3 month SOFR + 1.350%, Cap N/A, Floor 1.350%), 5.025%, 10/20/37[3,5]	1,715,000	1,718,501

KKR CLO 43, Ltd.
Series 2022-43A, Class A1R2 (3 month SOFR + 1.100%, Cap N/A, Floor 1.100%), 4.771%, 04/15/38[3,5]	500,000	499,148

Magnetite XXXIV, Ltd.
Series 2023-34A, Class A1R (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 4.813%, 01/15/38[3,5]	850,000	848,858

Magnetite XXXVI, Ltd.
Series 2023-36A, Class AR (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 4.987%, 07/25/38[3,5]	880,000	882,026

Palmer Square CLO, Ltd.
Series 2021-1A, Class A1AR (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 4.825%, 04/20/38[3,5]	551,000	549,979

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Asset-Backed Securities - 4.0% (continued)

Voya CLO, Ltd.
Series 2021-2A, Class A1R (3 month SOFR + 1.170%, Cap N/A, Floor 1.170%), 4.845%, 04/20/38[3,5]	$1,475,000	$1,475,369

Total Asset-Backed Securities

(Cost $12,493,390)		12,469,336

Mortgage-Backed Securities - 5.4%

Chase Home Lending Mortgage Trust
Series 2024-1, Class A6 6.500%, 01/25/55[3,5]	310,323	310,503

Citigroup Mortgage Loan Trust
Series 2022-J1, Class A1 2.500%, 02/25/52[3,5]	810,992	749,406

Connecticut Avenue Securities Trust
Series 2024-R01, Class 1M1 4.678%, 01/25/44[3,5]	436,109	435,905
Series 2024-R02, Class 1M1 4.728%, 02/25/44[3,5]	183,557	183,557
Series 2024-R06, Class 1A1 4.778%, 09/25/44[3,5]	522,927	524,234
Series 2026-R02, Class 1A1 4.578%, 02/25/46[3,5]	490,181	490,620

DATA Mortgage Trust
Series 2023-CNTR, Class A 5.919%, 08/12/43[3,5]	1,900,000	1,918,815

GS Mortgage Securities Trust
Series 2020-GC47, Class A5 2.377%, 05/12/53	900,000	824,255

GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[3,5]	2,110,579	1,969,181
Series 2021-PJ5, Class A6 2.500%, 10/25/51[3,5]	721,290	672,499

GS Mortgage-Backed Securities Trust
Series 2018-RPL1, Class A1A 3.750%, 10/25/57[3]	502,239	491,724
Series 2021-GR3, Class A6 2.500%, 04/25/52[3,5]	355,342	316,710
Series 2021-PJ8, Class A2 2.500%, 01/25/52[3,5]	1,708,097	1,408,569
Series 2021-PJ9, Class A8 2.500%, 02/26/52[3,5]	1,334,950	1,186,393
Series 2022-PJ3, Class A4 2.500%, 08/25/52[3,5]	728,424	601,633
Series 2022-PJ3, Class A7 2.500%, 08/25/52[3,5]	455,060	431,367

JP Morgan Mortgage Trust
Series 2017-2, Class A3 3.500%, 05/25/47[3,5]	907,667	818,445
Series 2019-INV3, Class B1 4.331%, 05/25/50[3,5]	232,218	219,135
Series 2019-INV3, Class B2 4.331%, 05/25/50[3,5]	190,750	179,523

	Principal Amount	Value

Series 2021-1, Class A3A 2.000%, 06/25/51[3,5]	$719,757	$569,188
Series 2021-7, Class A6 2.500%, 11/25/51[3,5]	1,467,376	1,367,851
Series 2022-2, Class A6 3.000%, 08/25/52[3,5]	666,664	623,934
Series 2022-4, Class A3 3.000%, 10/25/52[3,5]	736,701	632,412

Total Mortgage-Backed Securities

(Cost $16,941,559)		16,925,859

Municipal Bonds - 3.1%

California Health Facilities Financing Authority 4.190%, 06/01/37	3,395,000	3,172,207

California State General Obligation, School
Improvements, Build America Bonds 7.550%, 04/01/39	2,030,000	2,409,435

Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	873,549

JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,635,000	3,059,646
2.833%, 01/01/38	65,000	54,187

Total Municipal Bonds

(Cost $11,224,374)		9,569,024

U.S. Government and Agency Obligations - 31.8%

Fannie Mae - 15.3%

FNMA 3.500%, 02/01/35 to 08/01/49	19,723,511	18,509,265
4.000%, 07/01/44 to 06/01/49	13,357,735	12,699,167
4.500%, 05/01/48 to 06/01/49	4,430,292	4,356,400
5.000%, 05/01/50	2,066,176	2,067,549
5.500%, 11/01/52 to 02/01/55	7,733,219	7,865,503
6.500%, 02/01/54	2,378,923	2,497,831

Total Fannie Mae		47,995,715

Freddie Mac - 5.2%

FHLMC 3.000%, 11/01/49 to 04/01/51	5,230,624	4,650,505
4.500%, 10/01/48 to 12/01/48	3,283,666	3,202,395

Freddie Mac Multifamily Structured Pass Through Certificates
Series K139, Class A2 2.590%, 01/25/32[5]	1,525,000	1,382,328

Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	3,218,503	3,033,570
Series 5297, Class DA 5.000%, 12/25/52	1,418,450	1,415,672

Freddie Mac STACR REMIC Trust
Series 2025-DNA3, Class A1 4.578%, 09/25/45[3,5]	573,063	573,926
Series 2024-DNA2, Class A1 4.878%, 05/25/44[3,5]	646,499	648,619

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Freddie Mac - 5.2% (continued)

Freddie Mac STACR REMIC Trust
Series 2024-DNA1, Class M1 4.978%, 02/25/44[3,5]	$481,754	$482,130
Series 2023-HQA3, Class A1 5.478%, 11/25/43[3,5]	814,974	818,941

Total Freddie Mac		16,208,086

Ginnie Mae - 0.2%

GNMA
Series 2016-25, Class QW 3.000%, 02/16/46	445,000	368,547
Series 2017-113, Class JB 3.000%, 07/16/47	455,000	398,739

Total Ginnie Mae		767,286

U.S. Treasury Obligations - 11.1%

U.S. Treasury Bonds 1.250%, 05/15/50	5,625,000	2,676,709
1.875%, 02/15/51	5,797,000	3,222,090
2.250%, 05/15/41	15,359,000	11,196,471
2.500%, 02/15/46	1,796,000	1,238,328
3.125%, 05/15/48	10,968,000	8,240,138
3.625%, 02/15/53	6,760,000	5,405,888
3.875%, 02/15/43	3,324,000	2,945,246

Total U.S. Treasury Obligations		34,924,870

Total U.S. Government and Agency Obligations (Cost $116,944,570)		99,895,957

	Principal Amount	Value

Short-Term Investments - 1.8%

Joint Repurchase Agreements - 1.4%[7]

Daiwa Capital Markets America, dated 06/30/26, due 07/01/26, 3.640% total to be received $225,969 (collateralized by various U.S. Treasuries, 2.125% - 4.125%, 06/30/27 -01/15/35, totaling $230,465)	$225,946	$225,946

State of Wisconsin Investment Board, dated 06/30/26, due 07/01/26, 3.760% total to be received $4,236,442 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/28 -02/15/56, totaling $4,310,782)	4,236,000	4,236,000

Total Joint Repurchase Agreements		4,461,946

Repurchase Agreements - 0.4%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $1,080,101 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $1,101,627)	1,080,000	1,080,000

Total Short-Term Investments (Cost $5,541,946)		5,541,946

Total Investments - 100.5% (Cost $336,891,793)		315,173,074

Other Assets, less Liabilities - (0.5)%		(1,432,488)

Net Assets - 100.0%		$313,740,586

[1]

Some of these securities, amounting to $34,490,699 or 11.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $61,064,238 or 19.5% of net assets.

[4]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.

[5]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[6]	Perpetuity Bond. The date shown represents the next call date.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Co.

FHLMC	Freddie Mac

FNMA	Fannie Mae

GNMA	Ginnie Mae

MTN	Medium-Term Note

REMICS	Real Estate Mortgage Investment Conduit

SOFR	Secured Overnight Financing Rate

STACR	Structured Agency Credit Risk

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$170,770,952	—	$170,770,952

Asset-Backed Securities	—	12,469,336	—	12,469,336

Mortgage-Backed Securities	—	16,925,859	—	16,925,859

Municipal Bonds	—	9,569,024	—	9,569,024

U.S. Government and Agency Obligations†	—	99,895,957	—	99,895,957

Short-Term Investments

Joint Repurchase Agreements	—	4,461,946	—	4,461,946

Repurchase Agreements	—	1,080,000	—	1,080,000

Total Investments in Securities	—	$315,173,074	—	$315,173,074

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Principal Amount	Value

Municipal Bonds - 98.7%
Alabama - 3.7%

Black Belt Energy Gas District, Series 1, 5.000%, 12/01/31	$7,500,000	$7,865,499
5.000%, 01/01/34	2,800,000	2,935,149

County of Jefferson Sewer Revenue 5.250%, 10/01/49	5,810,000	6,063,729

Southeast Energy Authority A Cooperative District, Series E 5.000%, 10/01/30	13,515,000	14,435,743

Southeast Energy Authority A Cooperative District, Series H 5.000%, 11/01/35	5,765,000	6,130,809

Total Alabama		37,430,929

Arizona - 0.8%

City of Mesa Utility System Revenue 5.000%, 07/01/37	5,000,000	5,806,293

Maricopa County Industrial Development Authority, Series D 5.000%, 12/01/40	2,150,000	2,315,232

Total Arizona		8,121,525

California - 4.1%

California Community Choice Financing Authority, Series F 5.000%, 06/01/36[1]	9,850,000	10,679,402

California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/31	900,000	907,786

Los Angeles Department of Water & Power, Series A, (BAM) 5.000%, 07/01/43	1,000,000	1,086,703

Los Angeles Department of Water & Power, Series B, 5.000%, 07/01/31	1,955,000	2,137,870
5.000%, 07/01/32	3,230,000	3,577,198
5.000%, 07/01/33	2,550,000	2,852,330

Los Angeles Department of Water & Power, Series C 5.000%, 07/01/30	9,500,000	10,182,802

San Francisco City & County Airport Commission, San Francisco International Airport, Series A, 5.000%, 05/01/34	3,010,000	3,155,074
5.000%, 05/01/35	5,800,000	6,062,753

Total California		40,641,918

Colorado - 0.4%

Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,469,042

	Principal Amount	Value

Connecticut - 1.3%

Connecticut State Health & Educational Facilities Authority, 5.000%, 07/01/31	$6,205,000	$6,645,339
5.000%, 07/01/33	2,750,000	2,961,843
5.000%, 07/01/34	3,300,000	3,540,360

Total Connecticut		13,147,542

Florida - 6.7%

Brevard County Health Facilities Authority, Series A 5.000%, 07/01/34	2,010,000	2,247,380

County of Lee Airport Revenue, Series 1, 5.000%, 10/01/36	1,335,000	1,482,655
5.250%, 10/01/38	1,500,000	1,695,902
5.250%, 10/01/39	1,000,000	1,124,325

County of Lee Airport Revenue, Series 2 5.000%, 10/01/56	1,000,000	1,073,150

County of Miami-Dade Aviation Revenue, Series A, 5.000%, 10/01/35	5,000,000	5,523,991
5.000%, 10/01/37[1]	3,000,000	3,328,475
5.000%, 10/01/38[1]	3,750,000	4,136,166

Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,178,925

Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,238,703

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.500%, 07/01/44	4,950,000	4,970,494

Lee County Industrial Development Authority, Series 1 5.000%, 04/01/34	2,845,000	2,976,276

Miami-Dade County Educational Facilities Authority, 5.000%, 04/01/38	1,500,000	1,688,212
5.000%, 04/01/41	2,000,000	2,210,050

Miami-Dade County Educational Facilities
Authority, Series B 5.250%, 04/01/36	5,000,000	5,741,159

State Board of Administration Finance Corp., Series A 5.526%, 07/01/34	10,000,000	10,398,623

Volusia County Educational Facility Authority 5.000%, 10/15/33	2,000,000	2,253,845

Total Florida		67,268,331

Georgia - 2.1%

City of Atlanta GA Water & Wastewater Revenue, 5.000%, 11/01/38	5,700,000	6,550,975
5.000%, 11/01/39	1,800,000	2,057,041

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Georgia - 2.1% (continued)

Private Colleges & Universities Authority, Series A, 5.000%, 09/01/32	$5,700,000	$6,399,227
5.000%, 09/01/33	5,000,000	5,679,995

Total Georgia		20,687,238

Illinois - 10.9%

Chicago Midway International Airport, Series A 5.000%, 01/01/33	2,000,000	2,175,490

Chicago O’Hare International Airport, Senior Lien, Series A, 5.000%, 01/01/36	10,070,000	10,427,123
5.000%, 01/01/38	5,500,000	5,671,640

Chicago O’Hare International Airport, Series A 5.250%, 01/01/41	2,000,000	2,163,145

Chicago Transit Authority Sales Tax Receipts Fund, Series A, 5.000%, 12/01/43	3,000,000	3,249,170
5.250%, 12/01/51	5,000,000	5,269,210

Illinois Finance Authority, Series A, 4.000%, 08/15/37	5,910,000	5,862,630
5.000%, 04/01/34	4,640,000	5,260,444

Illinois Finance Authority, Series B 5.000%, 04/01/35	2,970,000	3,349,677

Illinois State Toll Highway Authority, Senior Revenue, Series A, 5.000%, 12/01/31	9,735,000	9,751,787
5.000%, 01/01/36	3,000,000	3,400,440

State of Illinois 5.000%, 02/01/33	4,100,000	4,524,103

State of Illinois Sales Tax Revenue, Series B 5.000%, 06/15/37	6,000,000	6,647,413

State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,203,248

State of Illinois, Series B, 5.000%, 05/01/34	10,000,000	10,864,993
5.000%, 04/01/35	3,205,000	3,579,222
5.250%, 05/01/42	2,000,000	2,160,706
5.250%, 05/01/45	2,000,000	2,116,054

State of Illinois, Series C, 5.250%, 04/01/43	6,000,000	6,537,260
5.250%, 04/01/44	6,000,000	6,497,352

Total Illinois		108,711,107

Indiana - 1.3%

Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,539,855

Indiana Finance Authority, Series B, 5.000%, 10/01/33[1]	5,635,000	6,432,527
5.000%, 10/01/35[1]	1,000,000	1,162,377

Total Indiana		13,134,759

	Principal Amount	Value

Kentucky - 3.8%

Kentucky State Property & Building Commission, Series A, 5.000%, 03/01/36[1]	$1,375,000	$1,584,777
5.000%, 10/01/37	4,500,000	5,053,011
5.000%, 04/01/40	5,200,000	5,799,070
5.000%, 04/01/41	8,500,000	9,416,772
5.000%, 03/01/43[1]	5,000,000	5,531,804

Kentucky State Property & Building Commission, Series B, 5.000%, 04/01/34	5,000,000	5,689,664
5.000%, 04/01/35	4,795,000	5,489,551

Total Kentucky		38,564,649

Louisiana - 1.5%

Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/40	2,750,000	2,976,332
5.000%, 07/01/42	11,500,000	12,357,290

Total Louisiana		15,333,622

Maryland - 0.6%

Maryland Stadium Authority 5.000%, 06/01/40	2,500,000	2,758,525

Maryland Stadium Authority Sports Entertainment Facilities Revenue 5.000%, 06/15/37	3,320,000	3,715,104

Total Maryland		6,473,629

Massachusetts - 2.0%

Massachusetts Development Finance Agency, 5.250%, 07/01/48	4,250,000	4,302,185
5.500%, 07/01/45	1,990,000	2,093,817

Massachusetts Development Finance Agency, Series 1, 5.000%, 10/01/39[1]	1,000,000	1,145,109
5.000%, 07/01/40	1,870,000	2,007,875
5.000%, 07/01/41	2,095,000	2,224,181

Massachusetts Development Finance Agency, Series A, 5.000%, 10/01/38	5,000,000	5,679,719
5.500%, 10/01/44	1,250,000	1,366,249
5.500%, 10/01/45	1,400,000	1,515,373

Total Massachusetts		20,334,508

Michigan - 3.6%

Great Lakes Water Authority Sewage Disposal System Revenue, Series B, 5.000%, 07/01/34	9,000,000	10,230,819
5.000%, 07/01/35	8,000,000	9,106,010

Great Lakes Water Authority Water Supply System Revenue, Series A 5.000%, 07/01/35	2,500,000	2,863,692

Great Lakes Water Authority Water Supply System Revenue, Series B, 5.000%, 07/01/36	5,000,000	5,731,641
5.000%, 07/01/42	4,900,000	5,456,563

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Michigan - 3.6% (continued)

Michigan State Housing Development Authority, Series A 4.850%, 12/01/45	$3,000,000	$3,086,109

Total Michigan		36,474,834

New Hampshire - 0.3%

New Hampshire Business Finance Authority, Series A 5.000%, 12/01/35	3,000,000	3,305,862

New Jersey - 3.9%

New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,669,079

New Jersey Economic Development Authority, Series SSS, 5.250%, 06/15/36	2,250,000	2,573,819
5.250%, 06/15/37	1,750,000	1,988,094

New Jersey State Turnpike Authority, Series D 5.000%, 01/01/28	3,000,000	3,060,301

New Jersey Transportation Trust Fund Authority, Series A, 5.250%, 06/15/41	2,700,000	2,964,763
5.250%, 06/15/42	2,250,000	2,460,986

New Jersey Transportation Trust Fund Authority, Series AA, 5.000%, 06/15/37	2,000,000	2,272,098
5.000%, 06/15/38	1,700,000	1,917,366

New Jersey Transportation Trust Fund Authority, Series B 5.000%, 06/15/33	1,800,000	1,967,981

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	3,036,364

New Jersey Turnpike Authority, Series A, 5.000%, 01/01/33[1]	2,230,000	2,463,453
5.000%, 01/01/34[1]	2,365,000	2,633,954

South Jersey Transportation Authority, 5.000%, 11/01/39	1,150,000	1,243,372
5.000%, 11/01/41	2,615,000	2,801,140

Total New Jersey		39,052,770

New York - 19.2%

City of New York, Series 1, 5.000%, 08/01/31	2,000,000	2,200,288
5.000%, 08/01/32	1,200,000	1,337,263
5.000%, 08/01/34	5,000,000	5,601,219
5.000%, 08/01/35	5,000,000	5,721,474
5.000%, 09/01/40	5,000,000	5,487,416

City of New York, Series C, 5.000%, 08/01/33	1,500,000	1,612,006
5.000%, 08/01/34	3,250,000	3,481,692

City of New York, Series D 5.000%, 04/01/32	1,000,000	1,109,812

	Principal Amount	Value

City of New York, Series F, 5.000%, 08/01/32	$2,900,000	$3,231,718
5.000%, 08/01/36	5,000,000	5,626,987

City of New York, Series L-5 5.000%, 04/01/33	5,950,000	6,484,381

Metropolitan Transportation Authority, Series A 5.000%, 11/15/37	7,460,000	8,340,191

Metropolitan Transportation Authority, Series B, 5.000%, 11/15/31	6,500,000	7,201,920
5.000%, 11/15/33	3,490,000	3,957,638

New York City Transitional Finance Authority Building Aid Revenue, Series 2, (ST AID) 5.000%, 07/15/36	4,500,000	5,210,841
5.000%, 07/15/37	5,000,000	5,745,077

New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, 5.000%, 11/01/34	3,000,000	3,424,720
5.000%, 11/01/37	1,000,000	1,119,683
5.000%, 11/01/37	1,750,000	1,991,920
5.000%, 11/01/39	3,450,000	3,813,245
5.000%, 11/01/39	3,000,000	3,378,954
5.000%, 02/01/42	4,300,000	4,763,588
5.000%, 02/01/43	4,610,000	5,095,214

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1, 5.000%, 05/01/40	2,500,000	2,715,990
5.000%, 05/01/41	2,750,000	2,978,171

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 5.000%, 02/01/37	3,550,000	3,810,243

New York Convention Center Development Corp., Series B 5.000%, 11/15/46[1]	3,650,000	3,922,036

New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	1,988,547

New York State Dormitory Authority, Series A, 5.000%, 07/01/35[1]	3,000,000	3,490,340
5.000%, 03/15/36	5,300,000	6,165,763
5.000%, 03/15/37	3,000,000	3,453,795
5.000%, 07/01/37[1]	5,100,000	5,930,550
5.000%, 07/01/38[1]	4,950,000	5,708,403
5.000%, 03/15/41	5,090,000	5,608,656

New York State Dormitory Authority, Series C, 5.000%, 03/15/34	3,735,000	4,282,763
5.000%, 03/15/35	2,950,000	3,411,284

New York Transportation Development Corp., 4.000%, 10/31/41	1,250,000	1,229,779
4.000%, 10/31/46	1,500,000	1,401,754
5.000%, 12/01/31	1,100,000	1,192,678
5.000%, 12/01/32	1,450,000	1,568,120
5.000%, 12/01/33	1,000,000	1,078,482
5.000%, 12/01/36	10,000,000	10,647,838
5.000%, 06/30/49	2,010,000	2,034,552
5.250%, 06/30/49	5,000,000	5,081,089
6.000%, 06/30/44	1,320,000	1,468,768
6.000%, 06/30/50	2,000,000	2,151,674
6.000%, 06/30/54	3,000,000	3,144,200

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New York - 19.2% (continued)

New York Transportation Development Corp., Series A 5.500%, 12/31/54	$4,500,000	$4,640,471

Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	3,000,000	3,201,929

The Trust for Cultural Resources of The City of New York 5.000%, 08/01/36[1]	1,100,000	1,283,024

Triborough Bridge & Tunnel Authority, Series 2, 5.000%, 11/15/35	1,000,000	1,167,282
5.000%, 11/15/36	1,000,000	1,172,791

Total New York		191,868,219

North Carolina - 1.4%

County of Union Enterprise System Revenue, 1.750%, 06/01/34	3,300,000	2,797,473
1.750%, 06/01/35	4,225,000	3,502,346
1.850%, 06/01/36	4,315,000	3,524,385
2.125%, 06/01/40	3,350,000	2,643,978

Nash Health Care Systems 5.000%, 02/01/32	1,035,000	1,128,239

Total North Carolina		13,596,421

North Dakota - 1.1%

North Dakota Housing Finance Agency, Series A 4.940%, 07/01/45	3,000,000	3,080,521

North Dakota Housing Finance Agency, Series C 4.700%, 07/01/45	6,500,000	6,586,588

North Dakota Housing Finance Agency, Series D 4.500%, 07/01/44	1,250,000	1,253,684

Total North Dakota		10,920,793

Ohio - 1.4%

Columbus Regional Airport Authority, Series A, 5.000%, 01/01/34	1,300,000	1,433,043
5.000%, 01/01/35	1,200,000	1,328,087
5.000%, 01/01/36	2,500,000	2,751,268

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.350%, 09/01/44	2,535,000	2,585,157

Ohio Housing Finance Agency, Series C, (GNMA FNMA FHLMC) 4.500%, 09/01/44	6,110,000	6,130,539

Total Ohio		14,228,094

Oklahoma - 0.2%

Oklahoma City Public Property Authority 5.000%, 06/01/33	1,500,000	1,694,073

Oregon - 0.2%

Oregon State University 5.000%, 04/01/36	2,000,000	2,321,625

	Principal Amount	Value

Pennsylvania - 5.3%

Allegheny County Airport Authority, Series A 5.000%, 01/01/32	$2,215,000	$2,365,053

City of Philadelphia, Series C, 5.000%, 08/01/33	1,000,000	1,127,368
5.000%, 08/01/34	1,055,000	1,200,883
5.000%, 08/01/35	1,500,000	1,721,292

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,181,400

Delaware River Joint Toll Bridge Commission, Series A, 5.000%, 07/01/35[1]	2,420,000	2,777,769
5.000%, 07/01/36[1]	1,525,000	1,760,957
5.000%, 07/01/37[1]	1,350,000	1,549,446
5.000%, 07/01/38[1]	1,250,000	1,425,089

Hospitals & Higher Education Facilities Authority of Philadelphia, (AG) 4.000%, 07/01/38	2,500,000	2,480,988
4.000%, 07/01/39	2,000,000	1,964,078

Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/35	5,015,000	5,455,662
5.750%, 06/30/48	8,000,000	8,451,015

Pennsylvania Housing Finance Agency,
Series 146A 4.500%, 10/01/44	7,020,000	7,050,777

Pennsylvania Turnpike Commission, Series FIRS 5.000%, 06/01/32	5,000,000	5,548,626

Total Pennsylvania		53,060,403

Rhode Island - 0.8%

Rhode Island Health and Educational Building Corp. 5.250%, 05/15/49	5,175,000	5,432,295

Rhode Island Health and Educational Building Corp., Series B 5.000%, 05/15/31	2,100,000	2,265,784

Total Rhode Island		7,698,079

South Carolina - 2.0%

Richland County School District No 2, Series A, (South Carolina School District) 2.000%, 03/01/38	6,190,000	5,041,299
2.000%, 03/01/39	10,080,000	8,012,071

South Carolina Public Service Authority, Series B, 5.000%, 12/01/41	2,250,000	2,467,972
5.000%, 12/01/43	3,725,000	4,047,854

Total South Carolina		19,569,196

Tennessee - 1.2%

City of Chattanooga Electric System Revenue 2.000%, 09/01/39	8,925,000	7,012,051

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Tennessee - 1.2% (continued)

The Metropolitan Nashville Airport Authority, Series B, 5.000%, 07/01/37	$1,750,000	$1,941,921
5.000%, 07/01/38	1,000,000	1,101,755
5.000%, 07/01/39	1,500,000	1,643,858

Total Tennessee		11,699,585

Texas - 13.5%

Central Texas Regional Mobility Authority, Series A, 5.000%, 01/01/35	1,000,000	1,137,170
5.000%, 01/01/36	1,000,000	1,142,990
5.000%, 01/01/37	1,425,000	1,613,895
5.000%, 01/01/38	1,700,000	1,910,025
5.000%, 01/01/39	1,300,000	1,450,553

Central Texas Regional Mobility Authority, Series B, 5.000%, 01/01/40	1,000,000	1,105,982
5.000%, 01/01/41	1,200,000	1,319,676

Central Texas Turnpike System, Series C, 5.000%, 08/15/39	1,250,000	1,366,383
5.000%, 08/15/40	1,500,000	1,632,708
5.000%, 08/15/41	1,500,000	1,628,059
5.000%, 08/15/42	1,000,000	1,082,167

City of Austin Electric Utility Revenue 5.000%, 11/15/35	3,500,000	3,913,455

City of Houston Airport System, Series A, 4.000%, 07/01/35	1,100,000	1,105,820
4.000%, 07/01/36	1,100,000	1,101,017
5.000%, 07/01/34	2,835,000	3,040,909

City of Houston Hotel Occupancy Tax & Special Revenue, Series C 5.000%, 09/01/38	3,600,000	4,008,046

City of Houston, Series A, 5.000%, 03/01/40	2,000,000	2,188,751
5.000%, 03/01/41	2,200,000	2,399,886
5.000%, 03/01/42	2,245,000	2,442,234

City of San Antonio Electric & Gas Systems Revenue, Series A, 5.000%, 02/01/36	5,050,000	5,832,686
5.000%, 02/01/39	7,500,000	8,441,522

City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/34	3,750,000	4,235,760
5.000%, 02/01/35	3,000,000	3,373,212
5.000%, 02/01/37	2,410,000	2,580,084
5.000%, 02/01/38	2,385,000	2,544,680

City of San Antonio Electric & Gas Systems, Series D 5.000%, 02/01/39	6,455,000	7,192,630

County of Harris Toll Road First Lien, Series A 5.000%, 08/15/34	3,200,000	3,599,030

County of Harris Toll Road Revenue, Series A 5.000%, 08/15/36	3,700,000	4,171,921

	Principal Amount	Value

Harris County-Houston Sports Authority, Series B, (AG) 5.000%, 11/15/44	$2,115,000	$2,255,073

Lamar Consolidated Independent School District 5.000%, 02/15/34	5,965,000	6,607,221

Lower Colorado River Authority, Series A, 5.000%, 05/15/31	2,300,000	2,524,914
5.000%, 05/15/32	2,000,000	2,221,792
5.000%, 05/15/37	2,500,000	2,817,622
5.000%, 05/15/38	2,170,000	2,437,301

North East Texas Regional Mobility Authority, Series A, 5.000%, 01/01/41	1,700,000	1,828,686
5.000%, 01/01/42	1,055,000	1,129,745
5.000%, 01/01/43	1,185,000	1,267,190

North Texas Tollway Authority, Series A 5.000%, 01/01/39	2,500,000	2,788,650

North Texas Tollway Authority, Series B 5.000%, 01/01/33	4,400,000	4,919,191

Prosper Independent School District, Series A, (PSF-GTD) 1.750%, 02/15/34	3,565,000	3,022,771
1.750%, 02/15/35	5,155,000	4,275,176

Tarrant County Cultural Education Facilities Finance Corp., Series 1 5.000%, 11/15/51	3,000,000	3,301,323

Tarrant County Cultural Education Facilities Finance Corp., Series 2 5.000%, 11/15/51	2,500,000	2,819,711

Texas Private Activity Bond Surface Transportation Corp., 5.500%, 06/30/41	1,000,000	1,051,787
5.500%, 06/30/42	1,000,000	1,050,502
5.500%, 06/30/43	1,000,000	1,049,316

Texas Private Activity Bond Surface Transportation Corp., Series A, 4.000%, 12/31/37	5,000,000	4,979,958
4.000%, 12/31/38	3,735,000	3,689,535

Texas State University System, Series C 5.000%, 03/15/32[1]	1,250,000	1,363,787

Total Texas		134,962,502

Utah - 2.1%

Downtown Revitalization Public Infrastructure District, Series A, (AG) 5.000%, 06/01/36	1,620,000	1,736,794
5.000%, 06/01/37	1,700,000	1,816,400

Intermountain Power Agency, 5.000%, 07/01/33	3,150,000	3,496,751
5.000%, 07/01/34	3,000,000	3,317,188

Intermountain Power Agency, Series A 5.000%, 07/01/34	4,950,000	5,407,034

Utah Municipal Power Agency, Series A 5.000%, 07/01/43	4,465,000	4,943,260

Total Utah		20,717,427

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Virginia - 0.6%

Virginia Small Business Financing Authority, 4.000%, 01/01/37	$3,000,000	$2,977,319
4.000%, 01/01/38	3,000,000	2,955,420

Total Virginia		5,932,739

Washington - 0.6%

Energy Northwest, Series A 5.000%, 07/01/38	2,400,000	2,749,793

Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,388,120

Total Washington		6,137,913

West Virginia - 1.3%

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/48	5,250,000	5,700,817

West Virginia Parkways Authority, 5.000%, 06/01/37	1,000,000	1,080,309
5.000%, 06/01/38	2,000,000	2,151,699
5.000%, 06/01/39	3,400,000	3,646,582

Total West Virginia		12,579,407

Wisconsin - 0.8%

Public Finance Authority, 5.750%, 06/30/60	3,000,000	3,141,689
6.500%, 06/30/60	3,000,000	3,357,650

	Principal Amount	Value

State of Wisconsin, Series 1 5.000%, 05/01/32[1]	$1,125,000	$1,239,835

Total Wisconsin		7,739,174

Total Municipal Bonds
(Cost $985,317,735)		987,877,915

Short-Term Investments - 4.0%

Repurchase Agreements - 4.0%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $40,002,722 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $40,798,993)	39,999,000	39,999,000

Total Short-Term Investments
(Cost $39,999,000)		39,999,000

Total Investments - 102.7%
(Cost $1,025,316,735)		1,027,876,915

Other Assets, less Liabilities - (2.7)%		(27,426,341)

Net Assets - 100.0%		$1,000,450,574

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2026, amounted to $75,135,012 or 7.5% of net assets.

AG	Assured Guaranty

BAM	Build America Mutual Assurance Co.

FHLMC	Freddie Mac

FNMA	Fannie Mae

GNMA	Ginnie Mae

PSF-GTD	Permanent School Fund Guaranteed

ST AID	State Aid Withholding

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$987,877,915	—	$987,877,915

Short-Term Investments

Repurchase Agreements	—	39,999,000	—	39,999,000

Total Investments in Securities	—	$1,027,876,915	—	$1,027,876,915

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Principal Amount	Value

Municipal Bonds - 97.5%

Alabama - 0.7%

County of Jefferson Sewer Revenue 5.500%, 10/01/53	$1,000,000	$1,052,541

California - 0.5%

California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,000,000	888,350

Colorado - 4.7%

Colorado Health Facilities Authority, Series A 5.125%, 12/01/45	1,000,000	1,044,281

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,498,352

Total Colorado		7,542,633

Florida - 13.6%

Capital Trust Authority, Series A,
5.000%, 06/01/54[1]	1,000,000	943,603
5.000%, 06/01/64[1]	1,000,000	933,076

Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	4,467,085

Florida Development Finance Corp.,
4.000%, 02/01/52	2,515,000	2,072,315
5.000%, 02/01/52	1,675,000	1,609,699

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	3,685,000	3,308,520

Miami Beach Health Facilities Authority 4.000%, 11/15/46	4,185,000	3,892,198

Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	1,750,000	1,765,479

Village Community Development District No 15 4.800%, 05/01/55[1]	990,000	960,683

Village Community Development District No 16 5.125%, 05/01/56	1,750,000	1,760,769

Total Florida		21,713,427

Georgia - 1.9%

Fayette County Development Authority,
5.250%, 10/01/49	1,500,000	1,548,240
5.250%, 10/01/54	1,500,000	1,533,755

Total Georgia		3,081,995

Illinois - 3.6%

Chicago Transit Authority Sales Tax Receipts Fund, Series A 5.500%, 12/01/56	1,000,000	1,066,678

Metropolitan Pier & Exposition Authority,
4.000%, 06/15/52	1,250,000	1,101,265
5.000%, 06/15/50	1,835,000	1,851,650

	Principal Amount	Value

State of Illinois, Series C 5.500%, 04/01/51	$1,700,000	$1,811,647

Total Illinois		5,831,240

Indiana - 3.1%

Indiana Finance Authority, Series A,
5.000%, 07/01/54	1,000,000	995,365
5.000%, 07/01/59	1,250,000	1,233,167
5.250%, 03/01/50	1,500,000	1,533,390
5.250%, 07/01/64	1,250,000	1,259,366

Total Indiana		5,021,288

Louisiana - 0.6%

Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	1,000,000	1,038,993

Massachusetts - 8.0%

Massachusetts Development Finance Agency,
4.000%, 07/01/51	4,340,000	3,653,020
5.250%, 07/01/50	1,250,000	1,286,641
5.250%, 07/01/52	3,270,000	3,304,365
5.250%, 07/01/55	1,250,000	1,245,335
5.250%, 07/01/55	1,000,000	1,024,144

Massachusetts Development Finance Agency, Series A,
5.000%, 07/01/54[1]	1,200,000	1,183,426
6.000%, 10/01/49	1,000,000	1,097,770

Total Massachusetts		12,794,701

Nebraska - 2.7%

Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,205,000	4,323,909

New Hampshire - 0.7%

New Hampshire Business Finance Authority, Series A 5.500%, 06/01/55	1,000,000	1,052,141

New Jersey - 3.9%

Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	2,095,000	2,088,105
5.250%, 06/01/46	2,755,000	2,764,024

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,370,000	1,349,175

Total New Jersey		6,201,304

New York - 15.1%

New York State Dormitory Authority, Series A,
4.000%, 07/01/47	1,675,000	1,468,016
4.000%, 07/01/52	1,775,000	1,497,962
4.250%, 07/01/50	1,000,000	936,345

New York Transportation Development Corp.,
4.000%, 04/30/53	5,790,000	5,221,690
5.500%, 06/30/54	1,500,000	1,532,837
5.625%, 04/01/40	4,000,000	4,273,600
6.000%, 04/01/35	1,530,000	1,708,584
6.000%, 06/30/54	1,750,000	1,834,117
6.000%, 06/30/59	1,100,000	1,168,260

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

New York - 15.1% (continued)

New York Transportation Development Corp., Series A 5.500%, 12/31/60	$3,500,000	$3,584,102

Suffolk Regional Off-Track Betting Co. 5.750%, 12/01/44	1,000,000	1,031,660

Total New York		24,257,173

Ohio - 1.9%

County of Hamilton, Series A 5.500%, 08/01/51	1,000,000	1,028,527

Ohio Higher Educational Facility Commission,
5.250%, 05/01/49	1,000,000	1,003,384
5.250%, 05/01/54	1,000,000	988,120

Total Ohio		3,020,031

Pennsylvania - 3.3%

Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,175,000	5,267,781

Rhode Island - 6.0%

Rhode Island Health and Educational Building Corp.,
5.250%, 05/15/49	1,000,000	1,049,719
5.250%, 05/15/54	3,700,000	3,843,907

Rhode Island Health and Educational Building Corp., Series A, (AG)
5.000%, 07/01/55	1,000,000	1,012,033
5.000%, 07/01/60	1,000,000	1,008,267

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	2,755,000	2,755,951

Total Rhode Island		9,669,877

South Carolina - 3.3%

Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	5,790,000	4,470,467

South Carolina Jobs-Economic Development Authority 5.750%, 11/15/54	750,000	764,235

Total South Carolina		5,234,702

Tennessee - 1.9%

City of Chattanooga Electric 2.000%, 09/01/40	2,710,000	2,079,638

Shelby County Health & Educational Facilities Board, Series A1 5.250%, 06/01/56[1]	1,000,000	991,649

Total Tennessee		3,071,287

Texas - 8.2%

City of Houston Airport System Revenue, Series B,
5.500%, 07/15/37	1,000,000	1,081,843
5.500%, 07/15/38	1,000,000	1,072,945
5.500%, 07/15/39	1,870,000	1,997,535

	Principal Amount	Value

City of Houston TX Hotel Occupancy Tax & Special Revenue, Series C 5.500%, 09/01/58	$1,000,000	$1,074,492

Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 06/30/58	6,900,000	6,803,294
5.500%, 12/31/58	1,000,000	1,041,837

Total Texas		13,071,946

Virginia - 5.2%

Lynchburg Economic Development Authority 4.000%, 01/01/55	1,000,000	869,970

Virginia Small Business Financing Authority,
4.000%, 01/01/40	1,000,000	983,184
5.000%, 12/31/47	1,645,000	1,674,699
5.000%, 12/31/49	2,095,000	2,096,112
5.000%, 12/31/52	2,655,000	2,655,199

Total Virginia		8,279,164

Washington - 0.6%

Washington State Housing Finance Commission 5.500%, 07/01/49	1,000,000	1,022,004

West Virginia - 1.3%

West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/53	1,925,000	2,064,510

Wisconsin - 6.7%

Public Finance Authority,
5.250%, 11/15/50	1,005,000	1,039,412
5.250%, 11/15/61	1,000,000	1,021,906
5.750%, 06/30/60	1,000,000	1,047,229
5.750%, 12/31/65	4,000,000	4,188,919
6.500%, 12/31/65	1,000,000	1,118,443

Public Finance Authority, Series A 5.000%, 06/01/41[1]	2,250,000	2,307,447

Total Wisconsin		10,723,356

Total Municipal Bonds

(Cost $162,103,982)		156,224,353

Short-Term Investments - 2.4%

Repurchase Agreements - 2.4%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $3,764,350 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $3,839,376)	3,764,000	3,764,000

Total Short-Term Investments

(Cost $3,764,000)		3,764,000

Total Investments - 99.9%
(Cost $165,867,982)		159,988,353

Other Assets, less Liabilities - 0.1%		168,695

Net Assets - 100.0%		$160,157,048

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Schedule of Portfolio Investments (continued)

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $7,319,885 or 4.6% of net assets.

AG Assured Guaranty

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Bonds†	—	$156,224,353	—	$156,224,353

Short-Term Investments

Repurchase Agreements	—	3,764,000	—	3,764,000

Total Investments in Securities	—	$159,988,353	—	$159,988,353

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) June 30, 2026

	AMG GW&K ESG Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Assets:

Investments at value[1] (including securities on loan valued at $34,490,699, $0, and $0, respectively)	$315,173,074	$1,027,876,915	$159,988,353

Cash	214	25,779,292	1,064

Receivable for investments sold	—	5,736,661	—

Receivable for delayed delivery investments sold	—	4,995,510	—

Interest receivable	3,424,963	11,249,080	1,639,351

Securities lending income receivable	4,521	—	—

Receivable for Fund shares sold	22,063	1,242,335	168,095

Receivable from Affiliate	11,968	53,069	16,183

Prepaid expenses and other assets	27,311	46,189	24,949

Total assets	318,664,114	1,076,979,051	161,837,995

Liabilities:

Payable upon return of securities loaned	4,461,946	—	—

Payable for investments purchased	—	30,672	—

Payable for delayed delivery investments purchased	—	75,848,283	—

Payable for Fund shares repurchased	217,050	172,978	1,535,330

Accrued expenses:

Investment advisory and management fees	59,423	171,424	59,063

Administrative fees	38,754	123,174	19,688

Distribution fees	—	2,050	542

Shareholder service fees	42,645	41,796	6,771

Other	103,710	138,100	59,553

Total liabilities	4,923,528	76,528,477	1,680,947

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$313,740,586	$1,000,450,574	$160,157,048

[1] Investments at cost	$336,891,793	$1,025,316,735	$165,867,982

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG GW&K ESG Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Net Assets Represent:

Paid-in capital	$398,642,148	$1,037,042,096	$188,693,234

Total distributable earnings/(accumulated losses)	(84,901,562)	(36,591,522)	(28,536,186)

Net Assets	$313,740,586	$1,000,450,574	$160,157,048

Class N:

Net Assets	$180,073,912	$9,777,946	$2,107,832

Shares outstanding	8,262,153	847,465	229,647

Net asset value, offering and redemption price per share	$21.80	$11.54	$9.18

Class I:

Net Assets	$133,666,674	$990,672,628	$157,845,006

Shares outstanding	6,132,342	85,329,171	17,800,169

Net asset value, offering and redemption price per share	$21.80	$11.61	$8.87

Class Z:

Net Assets	—	—	$204,210

Shares outstanding	—	—	23,033

Net asset value, offering and redemption price per share	—	—	$8.87

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended June 30, 2026

	AMG GW&K ESG Bond Fund	AMG GW&K Municipal Bond Fund	AMG GW&K Municipal Enhanced Yield Fund

Investment Income:

Interest income	$7,613,641	$16,936,000	$3,533,670

Securities lending income	28,473	—	—

Foreign withholding tax	(1,709)	—	—

Total investment income	7,640,405	16,936,000	3,533,670

Expenses:

Investment advisory and management fees	370,231	1,024,960	356,243

Administrative fees	241,455	736,177	118,748

Distribution fees - Class N	—	12,688	2,581

Shareholder servicing fees - Class N	234,423	6,677	1,549

Shareholder servicing fees - Class I	33,600	242,855	39,015

Professional fees	40,409	57,311	25,962

Reports to shareholders	33,052	23,798	8,053

Custodian fees	24,628	40,453	14,622

Registration fees	21,217	30,331	19,131

Trustee fees and expenses	13,775	40,690	6,706

Transfer agent fees	9,707	16,639	4,746

Interest expense	149	—	—

Miscellaneous	8,049	18,340	4,540

Total expenses before offsets	1,030,695	2,250,919	601,896

Expense reimbursements	(70,353)	(320,031)	(91,675)

Net expenses	960,342	1,930,888	510,221

Net investment income	6,680,063	15,005,112	3,023,449

Net Realized and Unrealized Gain (Loss):

Net realized loss on investments	(2,459,417)	(121,672)	(271,507)

Net change in unrealized appreciation/(depreciation) on investments	(1,771,467)	1,436,440	2,823,477

Net realized and unrealized gain (loss)	(4,230,884)	1,314,768	2,551,970

Net increase in net assets resulting from operations	$2,449,179	$16,319,880	$5,575,419

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025

	AMG GW&K ESG Bond Fund		AMG GW&K Municipal Bond Fund		AMG GW&K Municipal Enhanced Yield Fund

	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025

Increase in Net Assets Resulting From Operations:

Net investment income	$6,680,063	$13,860,538	$15,005,112	$27,941,526	$3,023,449	$6,338,536

Net realized loss on investments	(2,459,417)	(10,965,033)	(121,672)	(5,425,141)	(271,507)	(3,932,838)

Net change in unrealized appreciation/(depreciation) on investments	(1,771,467)	22,110,041	1,436,440	27,386,729	2,823,477	1,113,369

Net increase in net assets resulting from operations	2,449,179	25,005,546	16,319,880	49,903,114	5,575,419	3,519,067

Distributions to Shareholders:

Class N	(3,856,374)	(8,156,738)	(139,089)	(240,946)	(43,420)	(90,713)

Class I	(2,910,064)	(5,801,542)	(14,853,860)	(27,663,908)	(2,971,093)	(6,246,115)

Class Z	—	—	—	—	(3,892)	(7,412)

Total distributions to shareholders	(6,766,438)	(13,958,280)	(14,992,949)	(27,904,854)	(3,018,405)	(6,344,240)

Capital Share Transactions:[1]

Net increase/(decrease) from capital share transactions	(16,785,626)	(47,280,729)	25,436,267	(54,719,399)	(861,492)	(22,834,822)

Total increase/(decrease) in net assets	(21,102,885)	(36,233,463)	26,763,198	(32,721,139)	1,695,522	(25,659,995)

Net Assets:

Beginning of period	334,843,471	371,076,934	973,687,376	1,006,408,515	158,461,526	184,121,521

End of period	$313,740,586	$334,843,471	$1,000,450,574	$973,687,376	$160,157,048	$158,461,526

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$22.09	$21.41	$21.85	$21.11	$24.88	$28.12

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.44	0.84	0.76	0.63	0.44	0.44

Net realized and unrealized gain/(loss) on investments	(0.28)	0.69	(0.44)	0.75	(3.70)	(0.83)

Total income/(loss) from investment operations	0.16	1.53	0.32	1.38	(3.26)	(0.39)

Less Distributions to Shareholders from:

Net investment income	(0.45)	(0.85)	(0.76)	(0.64)	(0.47)	(0.47)

Net realized gain on investments	—	—	—	—	(0.04)	(2.38)

Total distributions to shareholders	(0.45)	(0.85)	(0.76)	(0.64)	(0.51)	(2.85)

Net Asset Value, End of Period	$21.80	$22.09	$21.41	$21.85	$21.11	$24.88

Total Return[2,3]	0.73%[4]	7.26%	1.49%	6.69%	(13.17)%	(1.29)%

Ratio of net expenses to average net assets	0.68%[5,6]	0.68%[6]	0.68%[6]	0.68%	0.68%	0.69%[7]

Ratio of gross expenses to average net assets[8]	0.72%[5]	0.72%	0.73%	0.70%	0.69%	0.69%[7]

Ratio of net investment income to average net assets[2]	4.07%[5]	3.84%	3.49%	2.94%	1.98%	1.71%

Portfolio turnover	8%[4]	35%	37%	27%	23%	186%

Net assets end of period (000’s) omitted	$180,074	$197,984	$222,537	$269,529	$301,028	$427,818

The accompanying notes are an integral part of these financial statements.

AMG GW&K ESG Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$22.09	$21.42	$21.85	$21.12	$24.89	$28.13

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.46	0.88	0.80	0.67	0.49	0.50

Net realized and unrealized gain/(loss) on investments	(0.28)	0.68	(0.42)	0.75	(3.71)	(0.83)

Total income/(loss) from investment operations	0.18	1.56	0.38	1.42	(3.22)	(0.33)

Less Distributions to Shareholders from:

Net investment income	(0.47)	(0.89)	(0.81)	(0.69)	(0.51)	(0.53)

Net realized gain on investments	—	—	—	—	(0.04)	(2.38)

Total distributions to shareholders	(0.47)	(0.89)	(0.81)	(0.69)	(0.55)	(2.91)

Net Asset Value, End of Period	$21.80	$22.09	$21.42	$21.85	$21.12	$24.89

Total Return[2,3]	0.83%[4]	7.43%	1.75%	6.85%	(12.99)%	(1.05)%

Ratio of net expenses to average net assets	0.48%[5,6]	0.48%[6]	0.48%[6]	0.48%	0.48%	0.49%[7]

Ratio of gross expenses to average net assets[8]	0.52%[5]	0.52%	0.53%	0.50%	0.49%	0.49%[7]

Ratio of net investment income to average net assets[2]	4.27%[5]	4.04%	3.69%	3.14%	2.18%	1.91%

Portfolio turnover	8%[4]	35%	37%	27%	23%	186%

Net assets end of period (000’s) omitted	$133,667	$136,859	$148,540	$165,892	$191,979	$327,121

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]	Ratio includes recapture of reimbursed fees from prior years amounting to less than 0.01% for the fiscal year ended December 31, 2021.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$11.52	$11.24	$11.53	$11.11	$12.24	$12.45

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.16	0.29	0.25	0.21	0.15	0.13

Net realized and unrealized gain/(loss) on investments	0.02	0.28	(0.28)	0.42	(1.10)	(0.11)

Total income/(loss) from investment operations	0.18	0.57	(0.03)	0.63	(0.95)	0.02

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.29)	(0.26)	(0.21)	(0.16)	(0.13)

Net realized gain on investments	—	—	—	—	(0.02)	(0.10)

Total distributions to shareholders	(0.16)	(0.29)	(0.26)	(0.21)	(0.18)	(0.23)

Net Asset Value, End of Period	$11.54	$11.52	$11.24	$11.53	$11.11	$12.24

Total Return[2,3]	1.55%[4]	5.21%	(0.29)%	5.72%	(7.80)%	0.10%

Ratio of net expenses to average net assets	0.72%[5]	0.73%[6]	0.71%	0.72%	0.72%	0.71%

Ratio of gross expenses to average net assets[7]	0.79%[5]	0.80%	0.78%	0.79%	0.78%	0.76%

Ratio of net investment income to average net assets[2]	2.73%[5]	2.58%	2.24%	1.85%	1.35%	1.01%

Portfolio turnover	36%[4]	61%	36%	29%	20%	24%

Net assets end of period (000’s) omitted	$9,778	$10,026	$8,893	$12,081	$12,972	$17,112

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Bond Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$11.59	$11.31	$11.60	$11.18	$12.31	$12.52

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.18	0.33	0.29	0.25	0.19	0.17

Net realized and unrealized gain/(loss) on investments	0.02	0.28	(0.29)	0.41	(1.11)	(0.11)

Total income/(loss) from investment operations	0.20	0.61	0.00	0.66	(0.92)	0.06

Less Distributions to Shareholders from:

Net investment income	(0.18)	(0.33)	(0.29)	(0.24)	(0.19)	(0.17)

Net realized gain on investments	—	—	—	—	(0.02)	(0.10)

Total distributions to shareholders	(0.18)	(0.33)	(0.29)	(0.24)	(0.21)	(0.27)

Net Asset Value, End of Period	$11.61	$11.59	$11.31	$11.60	$11.18	$12.31

Total Return[2,3]	1.70%[4]	5.52%	0.04%	6.04%	(7.45)%	0.43%

Ratio of net expenses to average net assets	0.39%[5]	0.39%[6]	0.39%	0.39%	0.39%	0.39%

Ratio of gross expenses to average net assets[7]	0.46%[5]	0.46%	0.46%	0.46%	0.45%	0.44%

Ratio of net investment income to average net assets[2]	3.06%[5]	2.92%	2.56%	2.18%	1.68%	1.33%

Portfolio turnover	36%[4]	61%	36%	29%	20%	24%

Net assets end of period (000’s) omitted	$990,673	$963,661	$997,516	$1,016,607	$1,068,290	$1,331,958

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$9.03	$9.13	$9.20	$8.56	$10.74	$10.69

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.16	0.30	0.27	0.25	0.22	0.20

Net realized and unrealized gain/(loss) on investments	0.14	(0.11)	(0.07)	0.64	(2.17)	0.18

Total income/(loss) from investment operations	0.30	0.19	0.20	0.89	(1.95)	0.38

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.29)	(0.27)	(0.25)	(0.20)	(0.19)

Net realized gain on investments	—	—	—	—	(0.03)	(0.14)

Total distributions to shareholders	(0.15)	(0.29)	(0.27)	(0.25)	(0.23)	(0.33)

Net Asset Value, End of Period	$9.18	$9.03	$9.13	$9.20	$8.56	$10.74

Total Return[2,3]	3.36%[4]	2.23%	2.15%	10.53%	(18.19)%	3.59%

Ratio of net expenses to average net assets	0.99%[5]	0.99%[6]	0.99%[6]	0.99%	0.99%	0.99%

Ratio of gross expenses to average net assets[7]	1.11%[5]	1.10%	1.09%	1.08%	1.07%	1.05%

Ratio of net investment income to average net assets[2]	3.47%[5]	3.36%	2.99%	2.87%	2.39%	1.85%

Portfolio turnover	8%[4]	36%	32%	24%	45%	61%

Net assets end of period (000’s) omitted	$2,108	$3,243	$3,764	$5,964	$2,955	$14,923

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$8.73	$8.84	$8.91	$8.30	$10.43	$10.40

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.17	0.32	0.30	0.27	0.24	0.23

Net realized and unrealized gain/(loss) on investments	0.13	(0.11)	(0.07)	0.62	(2.09)	0.17

Total income/(loss) from investment operations	0.30	0.21	0.23	0.89	(1.85)	0.40

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.32)	(0.30)	(0.28)	(0.25)	(0.23)

Net realized gain on investments	—	—	—	—	(0.03)	(0.14)

Total distributions to shareholders	(0.16)	(0.32)	(0.30)	(0.28)	(0.28)	(0.37)

Net Asset Value, End of Period	$8.87	$8.73	$8.84	$8.91	$8.30	$10.43

Total Return[2,3]	3.54%[4]	2.51%	2.61%	10.89%	(17.86)%	3.94%

Ratio of net expenses to average net assets	0.64%[5]	0.64%[6]	0.64%[6]	0.64%	0.64%	0.64%

Ratio of gross expenses to average net assets[7]	0.76%[5]	0.75%	0.74%	0.73%	0.72%	0.70%

Ratio of net investment income to average net assets[2]	3.82%[5]	3.71%	3.34%	3.22%	2.74%	2.20%

Portfolio turnover	8%[4]	36%	32%	24%	45%	61%

Net assets end of period (000’s) omitted	$157,845	$155,008	$180,162	$205,322	$255,928	$369,473

The accompanying notes are an integral part of these financial statements.

AMG GW&K Municipal Enhanced Yield Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class Z		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$8.73	$8.84	$8.91	$8.30	$10.43	$10.40

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.17	0.32	0.30	0.28	0.25	0.24

Net realized and unrealized gain/(loss) on investments	0.14	(0.10)	(0.07)	0.61	(2.10)	0.17

Total income/(loss) from investment operations	0.31	0.22	0.23	0.89	(1.85)	0.41

Less Distributions to Shareholders from:

Net investment income	(0.17)	(0.33)	(0.30)	(0.28)	(0.25)	(0.24)

Net realized gain on investments	—	—	—	—	(0.03)	(0.14)

Total distributions to shareholders	(0.17)	(0.33)	(0.30)	(0.28)	(0.28)	(0.38)

Net Asset Value, End of Period	$8.87	$8.73	$8.84	$8.91	$8.30	$10.43

Total Return[2,3]	3.56%[4]	2.56%	2.66%	10.95%	(17.82)%	3.99%

Ratio of net expenses to average net assets	0.59%[5]	0.59%[6]	0.59%[6]	0.59%	0.59%	0.59%

Ratio of gross expenses to average net assets[7]	0.71%[5]	0.70%	0.69%	0.68%	0.67%	0.65%

Ratio of net investment income to average net assets[2]	3.87%[5]	3.76%	3.39%	3.27%	2.79%	2.25%

Portfolio turnover	8%[4]	36%	32%	24%	45%	61%

Net assets end of period (000’s) omitted	$204	$211	$196	$123	$111	$135

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (unaudited) June 30, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds III (“Trust III”) (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds: AMG GW&K Municipal Bond Fund (“Municipal Bond”) and AMG GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), and Trust III: AMG GW&K ESG Bond Fund (“ESG Bond”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. All Funds offer Class N shares and Class I shares; and Municipal Enhanced offers Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or

Notes to Financial Statements (continued)

similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Interest income on foreign securities is recorded gross of any withholding tax. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly by the Funds. Fund distributions resulting from realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for ESG Bond are primarily due to callable bond premiums. There were no permanent differences for Municipal Bond and Municipal Enhanced. In addition, temporary differences for ESG Bond and Municipal Enhanced are due to wash sale loss deferrals. There were no temporary differences for Municipal Bond.

At June 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation/ (Depreciation)

ESG Bond	$336,891,793	$2,889,123	$(24,607,842)	$(21,718,719)

Municipal Bond	1,025,316,735	12,964,109	(10,403,929)	2,560,180

Municipal Enhanced	165,867,982	2,183,378	(8,063,007)	(5,879,629)

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Funds had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

ESG Bond	$8,830,216	$51,813,585	$60,643,801

Municipal Bond	596,218	38,742,082	39,338,300

Municipal Enhanced	4,285,545	18,149,067	22,434,612

Notes to Financial Statements (continued)

g. CAPITAL STOCK

Each of AMG Funds’ Amended and Restated Agreement and Declaration of Trust and Trust III’s Declaration of Trust authorizes for each applicable Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025, the capital stock transactions by class for the Funds were as follows:

	ESG Bond				Municipal Bond

	June 30, 2026		December 31, 2025		June 30, 2026		December 31, 2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	127,880	$2,812,281	204,989	$4,463,462	183,331	$2,125,758	362,297	$4,102,900

Shares issued in reinvestment of distributions	174,104	3,811,100	368,943	8,059,651	10,216	117,666	18,995	213,211

Shares redeemed	(1,002,779)	(22,025,451)	(2,003,525)	(43,722,184)	(216,392)	(2,500,581)	(301,882)	(3,391,266)

Net increase/(decrease)	(700,795)	$(15,402,070)	(1,429,593)	$(31,199,071)	(22,845)	$(257,157)	79,410	$924,845

Class I:

Shares sold	603,249	$13,235,540	827,799	$18,066,732	11,232,313	$130,706,577	22,429,793	$253,845,889

Shares issued in reinvestment of distributions	130,009	2,845,359	257,956	5,635,961	990,793	11,482,552	1,887,382	21,316,172

Shares redeemed	(796,114)	(17,464,455)	(1,826,643)	(39,784,351)	(10,030,032)	(116,495,705)	(29,380,057)	(330,806,305)

Net increase/(decrease)	(62,856)	$(1,383,556)	(740,888)	$(16,081,658)	2,193,074	$25,693,424	(5,062,882)	$(55,644,244)

	Municipal Enhanced

	June 30, 2026		December 31, 2025

	Shares	Amount	Shares	Amount

Class N:

Shares sold	920,459	$8,311,999	1,379,660	$12,312,449

Shares issued in reinvestment of distributions	2,617	23,702	6,022	53,472

Shares redeemed	(1,052,633)	(9,535,058)	(1,438,595)	(12,841,208)

Net decrease	(129,557)	$(1,199,357)	(52,913)	$(475,287)

Class I:

Shares sold	2,250,291	$19,703,862	4,023,278	$34,658,484

Shares issued in reinvestment of distributions	127,631	1,114,121	253,387	2,176,790

Shares redeemed	(2,338,686)	(20,470,461)	(6,901,672)	(59,211,851)

Net increase/(decrease)	39,236	$347,522	(2,625,007)	$(22,376,577)

Class Z:

Shares sold	—	—	1,385	$12,203

Shares issued in reinvestment of distributions	446	$3,892	863	7,412

Shares redeemed	(1,559)	(13,549)	(300)	(2,573)

Net increase/(decrease)	(1,113)	$(9,657)	1,948	$17,042

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and, with respect to ESG Bond, for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the

“Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, ESG Bond participates on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint

Notes to Financial Statements (continued)

repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, ESG Bond is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2026, the market value of Repurchase Agreements outstanding for ESG Bond, Municipal Bond and Municipal Enhanced was $5,541,946, $39,999,000 and $3,764,000, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. For financial reporting purposes, the Fund does not offset the receivable and payable for delayed delivery investments purchased and sold. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

During the six months ended June 30, 2026, Municipal Bond entered into securities transactions on a delayed delivery or when issued basis. At June 30, 2026, the market value of delayed delivery securities held in the Fund amounted to $75,135,012.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into investment advisory agreements under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Boards and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC (“GW&K”), who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2026, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

ESG Bond	0.23%

Municipal Bond	0.21%[1]

on first $25 million	0.35%

on next $25 million	0.30%

on next $50 million	0.25%

on balance over $100 million	0.20%

Municipal Enhanced	0.45%

1 The rate shown is the effective rate as of June 30, 2026.

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2027, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of ESG Bond, Municipal Bond and Municipal Enhanced to the annual rate of 0.43%, 0.34% and 0.59%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2026, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense	Repayment of
	Reimbursements	Prior Reimbursements

ESG Bond	$70,353	—

Municipal Bond	320,031	—

Municipal Enhanced	91,675	—

Notes to Financial Statements (continued)

At June 30, 2026, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	ESG Bond	Municipal Bond	Municipal Enhanced

Less than 1 year	$107,310	$717,836	$217,681

1-2 years	189,924	660,872	193,051

2-3 years	132,364	608,661	179,962

Total	$429,598	$1,987,369	$590,694

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

AMG Funds has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Municipal Bond and Municipal Enhanced may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of Municipal Bond and Municipal Enhanced average daily net assets attributable to the Class N shares. The portion of payments made under the plan by Class N shares of Municipal Bond and Municipal Enhanced for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For each of Class N and Class I shares of ESG Bond, Municipal Bond and Municipal Enhanced, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2026, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

ESG Bond

Class N	0.25%	0.25%

Class I	0.05%	0.05%

Municipal Bond

Class N	0.15%	0.13%

Class I	0.05%	0.05%

Municipal Enhanced

Class N	0.15%	0.15%

Class I	0.05%	0.05%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2026, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund lending program during the six months ended June 30, 2026 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Municipal Bond	$6,364,730	4	$797	4.570%

Municipal Enhanced	1,782,612	1	222	4.555%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

ESG Bond	$1,198,355	1	$149	4.528%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2026, were as follows:

Notes to Financial Statements (continued)

	Long Term Securities

Fund	Purchases	Sales

ESG Bond	$20,191,725	$26,254,570

Municipal Bond *	382,881,244	353,197,257

Municipal Enhanced	12,336,601	12,050,651

* The purchases and sales amounts include transactions on a delayed delivery or when issued basis.

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2026 were as follows:

	U.S. Government Obligations

Fund	Purchases	Sales

ESG Bond	$5,929,624	$16,091,297

4. PORTFOLIO SECURITIES LOANED

ESG Bond participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2026, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

ESG Bond	$34,490,699	$4,461,946	$31,459,465	$35,921,411

The following table summarizes the securities received as collateral for securities lending at June 30, 2026:

Fund	Collateral Type	Coupon Range	Maturity Date Range

ESG Bond	U.S. Treasury Obligations	0.000%-4.875%	07/23/26-08/15/55

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

Changing Distribution Level Risk: The Funds will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by a Fund will vary and generally depends on the amount of income a Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in a Fund’s income or net capital gains arising from its investments may reduce its distribution level.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Notes to Financial Statements (continued)

ESG Investing Risk: Because applying a Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, a Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect a Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact a Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by GW&K or any judgment exercised by GW&K will improve the financial performance of a Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or GW&K’s assessment of a company’s ESG practices may change over time. GW&K’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Funds’ investments may not keep pace with inflation, which may result in losses to the Funds’ investors or adversely affect the real value of shareholders’ investments in the Funds. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Funds’ portfolios.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Funds may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Funds.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of the Funds’ investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Funds may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Reinvestment Risk: The Funds may have difficulty reinvesting payments from debtors and may receive lower rates than from their original investments.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent certain Funds have substantial holdings within a particular sector, the risks associated with that sector increase. A portion of certain Funds’ assets may be invested in fixed income securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care (including hospitals), utilities, or transportation.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

Notes to Financial Statements (continued)

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2026:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

ESG Bond

Daiwa Capital Markets America	$225,946	—	$225,946	$225,946	—

State of Wisconsin Investment Board	4,236,000	—	4,236,000	4,236,000	—

Fixed Income Clearing Corp.	1,080,000	—	1,080,000	1,080,000	—

Total	$5,541,946	—	$5,541,946	$5,541,946	—

Municipal Bond

Fixed Income Clearing Corp.	$39,999,000	—	$39,999,000	$39,999,000	—

Municipal Enhanced

Fixed Income Clearing Corp.	$3,764,000	—	$3,764,000	$3,764,000	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2026 is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2026.

Trustee fees and expenses

AMG GW&K ESG Bond Fund	$13,775

AMG GW&K Municipal Bond Fund	40,690

AMG GW&K Municipal Enhanced Yield Fund	6,706

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, and AMG GW&K ESG Bond Fund: Approval of Investment Management and Subadvisory Agreements on June 3, 2026

At a meeting held on May 27, 2026, the Board of Trustees (the “Board” or the “Trustees”) of each of AMG Funds and AMG Funds III (each, a “Trust” and collectively, the “Trusts”) considered, and at a meeting held in-person on June 3, 2026, the Board, and separately a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) and AMG Funds for each of AMG GW&K Municipal Enhanced Yield Fund and AMG GW&K Municipal Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016; and the Fund Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with the Investment Manager and AMG Funds III for AMG GW&K ESG Bond Fund, and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreements”); and (ii) the Subadvisory Agreement with respect to each of AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, and AMG GW&K ESG Bond Fund (each, a “Fund,” and collectively, the “Funds”), as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with GW&K Investment Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreements and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreements and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreements and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the

Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trusts in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreements and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreements and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources, and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds. With respect to AMG GW&K Municipal Bond Fund, the Board considered information relating to the gross performance of such Fund as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach.

With respect to AMG GW&K Municipal Enhanced Yield Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2026, was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that Class I shares of the Fund ranked in the top percentile relative to the Peer Group for the 2023 calendar year. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG GW&K Municipal Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year, and 10-year periods ended March 31, 2026, was above, below, below, and below, respectively, the median performance of the Peer Group and above, above, below, and below, respectively, the performance of the Fund Benchmark, the Bloomberg 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent outperformance. The Trustees also took into account the fact that Class I shares of the Fund ranked in the top decile relative to its Peer Group for the 1-year period and the 2025 calendar year and in the top half of its Peer Group for the 2023 and 2022 calendar years. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG GW&K ESG Bond Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2026, was below, below, below, and above, respectively, the median performance of the Peer Group and below, above, above, and above, respectively, the performance of the Fund Benchmark, the Bloomberg U.S. Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s longer-term outperformance and more recent underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also took into account the fact that Class N shares of the Fund ranked in the top half of its Peer Group for the 10-year period and the 2023 and 2022 calendar years. The Trustees also took into account the fact that the Fund’s subadviser, investment strategy, and Fund Benchmark changed effective March 19, 2021, and that the performance information prior to that date reflected that of the Fund’s prior subadviser and investment strategy. The Trustees considered management’s discussion that the Fund’s performance has been in line with management’s expectations since the current Subadviser assumed subadvisory responsibilities. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under each Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under each Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from these relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Municipal Enhanced Yield Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were rated in the High and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.59%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Municipal Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were rated in the Below Average and the Low rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K ESG Bond Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were rated in the Below Average and the Average rating level, respectively, of the Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.43%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under each Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 3, 2026, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

1350 Penn Avenue, Suite 102

Pittsburgh, PA 15222

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of a prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	063026 SAR088

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds June 30, 2026 AMG Renaissance Large Cap Growth Fund Class N: MRLTX | Class I: MRLSX | Class Z: MRLIX

wealth.amg.com	063026 SAR024

AMG Funds Semi-Annual Financial Statements — June 30, 2026 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	4

Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (accumulated losses)

Statement of Operations	6

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	7

Detail of changes in assets for the past two fiscal periods

Financial Highlights	8

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	11

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	17

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Shares	Value

Common Stocks - 98.6%

Communication Services - 6.7%

Alphabet, Inc., Class A	14,036	$5,016,045

Meta Platforms, Inc., Class A	3,970	2,236,261

Netflix, Inc.*	22,936	1,637,631

Total Communication Services		8,889,937

Consumer Discretionary - 11.9%

Amazon.com, Inc.*	14,664	3,495,018

Carnival Corp., Ltd.	81,343	2,323,969

Lowe’s Cos., Inc.	7,577	1,670,653

Marriott International, Inc., Class A	6,351	2,353,617

Tapestry, Inc.	15,498	2,268,597

The TJX Cos., Inc.	14,262	2,160,693

Ulta Beauty, Inc.*	3,512	1,583,842

Total Consumer Discretionary		15,856,389

Consumer Staples - 3.3%

Costco Wholesale Corp.	2,403	2,247,934

The Hershey Co.	12,550	2,201,898

Total Consumer Staples		4,449,832

Financials - 9.6%

American Express Co.	6,320	2,137,740

Apollo Global Management, Inc.	12,732	1,506,323

The Charles Schwab Corp.	23,723	2,188,921

Mastercard, Inc., Class A	3,493	1,794,005

Moody’s Corp.	4,080	1,847,914

Tradeweb Markets, Inc., Class A	12,922	1,287,806

Visa, Inc., Class A	5,960	2,044,816

Total Financials		12,807,525

Health Care - 10.9%

AbbVie, Inc.	9,801	2,466,324

Amgen, Inc.	6,019	2,179,600

Cardinal Health, Inc.	11,965	2,842,405

Halozyme Therapeutics, Inc.*	33,432	2,616,723

McKesson Corp.	2,323	1,755,259

Neurocrine Biosciences, Inc.*	16,002	2,696,897

Total Health Care		14,557,208

Industrials - 17.0%

Comfort Systems USA, Inc.	1,666	3,301,929

EMCOR Group, Inc.	3,094	2,567,649

GE Vernova, Inc.	2,091	2,456,632

Illinois Tool Works, Inc.	8,175	2,211,092

Rockwell Automation, Inc.	6,141	3,040,286

Trane Technologies PLC (Ireland)	4,994	2,452,853

	Shares	Value

Uber Technologies, Inc.*	22,753	$1,641,857

Union Pacific Corp.	8,612	2,342,463

WW Grainger, Inc.	1,931	2,626,932

Total Industrials		22,641,693

Information Technology - 36.0%

Amphenol Corp., Class A	20,280	3,575,770

Apple, Inc.	13,162	3,808,556

Applied Materials, Inc.	5,935	4,291,005

AppLovin Corp., Class A*	3,411	1,757,449

Arista Networks, Inc.*	20,957	3,560,175

Autodesk, Inc.*	7,019	1,364,634

Broadcom, Inc.	8,884	3,355,931

CDW Corp.	17,380	2,444,323

Dynatrace, Inc.*	37,966	1,667,087

Intuit, Inc.	3,538	923,418

Jabil, Inc.	8,369	3,226,082

KLA Corp.	13,949	4,208,553

Lam Research Corp.	8,125	3,520,806

Microsoft Corp.	7,738	2,886,429

Motorola Solutions, Inc.	4,941	2,051,948

NVIDIA Corp.	10,807	2,162,373

Pegasystems, Inc.[1]	37,896	1,135,743

PTC, Inc.*	11,283	1,281,862

Salesforce, Inc.	5,959	933,537

Total Information Technology		48,155,681

Real Estate - 1.7%

Jones Lang LaSalle, Inc.*	7,526	2,332,684

Utilities - 1.5%

NRG Energy, Inc.	13,692	1,999,854

Total Common Stocks (Cost $86,177,511)		131,690,803

Short-Term Investments - 1.5%

Other Investment Companies - 1.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%[2]	795,253	795,253

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[2]	1,192,880	1,192,880

Total Short-Term Investments (Cost $1,988,133)		1,988,133

Total Investments - 100.1% (Cost $88,165,644)		133,678,936

Other Assets, less Liabilities - (0.1)%		(96,509)

Net Assets - 100.0%		$133,582,427

The accompanying notes are an integral part of these financial statements.

2

AMG Renaissance Large Cap Growth Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.

[1]

Some of this security, amounting to $262,447 or 0.2% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Yield shown represents the June 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$131,690,803	—	—	$131,690,803

Short-Term Investments

Other Investment Companies	1,988,133	—	—	1,988,133

Total Investments in Securities	$133,678,936	—	—	$133,678,936

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

Statement of Assets and Liabilities (unaudited) June 30, 2026

AMG Renaissance Large Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $262,447)	$133,678,936

Dividend and interest receivables	39,104

Securities lending income receivable	39

Receivable for Fund shares sold	10,526

Receivable from Affiliate	13,395

Prepaid expenses and other assets	30,625

Total assets	133,772,625

Liabilities:

Payable for Fund shares repurchased	42,513

Accrued expenses:

Investment advisory and management fees	52,025

Administrative fees	16,042

Distribution fees	13,387

Shareholder service fees	6,783

Other	59,448

Total liabilities	190,198

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$133,582,427

[1] Investments at cost	$88,165,644

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities (continued)

AMG Renaissance Large Cap Growth Fund

Net Assets Represent:

Paid-in capital	$77,951,416

Total distributable earnings/(accumulated losses)	55,631,011

Net Assets	$133,582,427

Class N:

Net Assets	$66,924,011

Shares outstanding	3,724,529

Net asset value, offering and redemption price per share	$17.97

Class I:

Net Assets	$38,693,903

Shares outstanding	2,099,344

Net asset value, offering and redemption price per share	$18.43

Class Z:

Net Assets	$27,964,513

Shares outstanding	1,554,481

Net asset value, offering and redemption price per share	$17.99

The accompanying notes are an integral part of these financial statements.

5

Statement of Operations (unaudited) For the six months ended June 30, 2026

AMG Renaissance Large Cap Growth Fund

Investment Income:

Dividend income	$531,483

Securities lending income	1,062

Total investment income	532,545

Expenses:

Investment advisory and management fees	314,411

Administrative fees	96,984

Distribution fees - Class N	80,546

Shareholder servicing fees - Class N	27,708

Shareholder servicing fees - Class I	13,304

Registration fees	25,961

Professional fees	22,185

Custodian fees	14,309

Reports to shareholders	11,982

Transfer agent fees	8,967

Trustee fees and expenses	5,405

Miscellaneous	3,643

Total expenses before offsets	625,405

Expense reimbursements	(77,119)

Expense reductions	(4,770)

Net expenses	543,516

Net investment loss	(10,971)

Net Realized and Unrealized Gain:

Net realized gain on investments	7,209,753

Net change in unrealized appreciation/(depreciation) on investments	(248,130)

Net realized and unrealized gain	6,961,623

Net increase in net assets resulting from operations	$6,950,652

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025

	AMG Renaissance Large Cap Growth Fund

	June 30, 2026	December 31, 2025

Increase in Net Assets Resulting From Operations:

Net investment loss	$(10,971)	$(319,333)

Net realized gain on investments	7,209,753	17,861,372

Net change in unrealized appreciation/(depreciation) on investments	(248,130)	(4,579,694)

Net increase in net assets resulting from operations	6,950,652	12,962,345

Distributions to Shareholders:

Class N	—	(8,965,610)

Class I	—	(5,037,576)

Class Z	—	(3,809,169)

Total distributions to shareholders	—	(17,812,355)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(7,116,026)	(707,254)

Total decrease in net assets	(165,374)	(5,557,264)

Net Assets:

Beginning of period	133,747,801	139,305,065

End of period	$133,582,427	$133,747,801

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2026
Class N	(unaudited)	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$17.05	$17.86	$16.61	$14.28	$18.41	$15.31

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	(0.01)	(0.07)	(0.04)[3]	0.01	0.03	0.00 [4,5]

Net realized and unrealized gain/(loss) on investments	0.93	1.85	3.59	3.55	(3.16)	4.57

Total income/(loss) from investment operations	0.92	1.78	3.55	3.56	(3.13)	4.57

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.01)	(0.02)	(0.00)[4]

Net realized gain on investments	—	(2.59)	(2.30)	(1.22)	(0.98)	(1.47)

Total distributions to shareholders	—	(2.59)	(2.30)	(1.23)	(1.00)	(1.47)

Net Asset Value, End of Period	$17.97	$17.05	$17.86	$16.61	$14.28	$18.41

Total Return[2,6]	5.40%[7]	10.11%	20.81%	25.04%	(17.05)%	30.02%

Ratio of net expenses to average net assets[8]	1.00%[9]	0.99%[10]	1.00%[10]	1.00%	1.00%	1.00%

Ratio of gross expenses to average net assets[11]	1.12%[9]	1.11%	1.11%	1.12%	1.15%	1.13%

Ratio of net investment income (loss) to average net assets[2]	(0.17)%[9]	(0.39)%	(0.23)%	0.05%	0.22%	0.00%[12]

Portfolio turnover	25%[7]	43%	47%	35%	28%	18%

Net assets end of period (000’s) omitted	$66,924	$66,463	$67,566	$65,422	$56,264	$79,490

The accompanying notes are an integral part of these financial statements.

8

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2026
Class I	(unaudited)	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$17.47	$18.19	$16.84	$14.46	$18.63	$15.48

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	0.01	(0.02)	0.01 [3]	0.05	0.07	0.04 [5]

Net realized and unrealized gain/(loss) on investments	0.95	1.89	3.64	3.60	(3.19)	4.62

Total income/(loss) from investment operations	0.96	1.87	3.65	3.65	(3.12)	4.66

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.05)	(0.07)	(0.04)

Net realized gain on investments	—	(2.59)	(2.30)	(1.22)	(0.98)	(1.47)

Total distributions to shareholders	—	(2.59)	(2.30)	(1.27)	(1.05)	(1.51)

Net Asset Value, End of Period	$18.43	$17.47	$18.19	$16.84	$14.46	$18.63

Total Return[2,6]	5.56%[7]	10.36%	21.12%	25.47%	(16.87)%	30.30%

Ratio of net expenses to average net assets[8]	0.73%[9]	0.72%[10]	0.73%[10]	0.73%	0.73%	0.75%

Ratio of gross expenses to average net assets[11]	0.85%[9]	0.84%	0.84%	0.85%	0.88%	0.88%

Ratio of net investment income (loss) to average net assets[2]	0.10%[9]	(0.12)%	0.04%	0.32%	0.48%	0.25%

Portfolio turnover	25%[7]	43%	47%	35%	28%	18%

Net assets end of period (000’s) omitted	$38,694	$38,852	$45,046	$44,970	$25,585	$12,599

The accompanying notes are an integral part of these financial statements.

9

AMG Renaissance Large Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2026
Class Z	(unaudited)	2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$17.04	$17.79	$16.50	$14.18	$18.31	$15.22

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	0.01	(0.01)	0.02 [3]	0.06	0.09	0.06 [5]

Net realized and unrealized gain/(loss) on investments	0.94	1.85	3.57	3.54	(3.16)	4.56

Total income/(loss) from investment operations	0.95	1.84	3.59	3.60	(3.07)	4.62

Less Distributions to Shareholders from:

Net investment income	—	—	—	(0.06)	(0.08)	(0.06)

Net realized gain on investments	—	(2.59)	(2.30)	(1.22)	(0.98)	(1.47)

Total distributions to shareholders	—	(2.59)	(2.30)	(1.28)	(1.06)	(1.53)

Net Asset Value, End of Period	$17.99	$17.04	$17.79	$16.50	$14.18	$18.31

Total Return[2,6]	5.57%[7]	10.48%	21.18%	25.54%	(16.83)%	30.54%

Ratio of net expenses to average net assets[8]	0.66%[9]	0.65%[10]	0.66%[10]	0.66%	0.66%	0.66%

Ratio of gross expenses to average net assets[11]	0.78%[9]	0.77%	0.77%	0.78%	0.81%	0.79%

Ratio of net investment income (loss) to average net assets[2]	0.17%[9]	(0.05)%	0.11%	0.39%	0.55%	0.34%

Portfolio turnover	25%[7]	43%	47%	35%	28%	18%

Net assets end of period (000’s) omitted	$27,965	$28,433	$26,693	$23,943	$21,386	$20,721

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.05), $0.00 and $0.01 for Class N, Class I and Class Z, respectively.
[4]	Less than $0.005 or $(0.005) per share.
[5]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $0.02, and $0.04 for Class N, Class I and Class Z, respectively.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Not annualized.
[8]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2026, 0.01% for the fiscal year ended December 31, 2025 and less than 0.01% for each of the fiscal years ended December 31, 2024, 2023, 2022, and 2021.

[9]	Annualized.
[10]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.
[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[12]	Less than 0.005%.

The accompanying notes are an integral part of these financial statements.

10

Notes to Financial Statements (unaudited) June 30, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Renaissance Large Cap Growth Fund (the “Fund”).

The Fund offers Class N, Class I, and Class Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.

Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

11

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2026, the impact on the expenses and expense ratios was $4,770 and less than 0.01%, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for the Fund are primarily due to equalization utilized. Temporary differences for the Fund are due to wash sale loss deferrals.

At June 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$88,165,644	$51,618,363	$(6,105,071)	$45,513,292

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

12

Notes to Financial Statements (continued)

For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025, the capital stock transactions by class for the Fund were as follows:

	June 30, 2026		December 31, 2025

	Shares	Amount	Shares	Amount

Class N:

Shares sold	10,425	$177,384	102,657	$1,822,375

Shares issued in reinvestment of distributions	—	—	468,877	7,919,337

Shares redeemed	(184,020)	(3,132,530)	(456,499)	(8,299,171)

Net increase/(decrease)	(173,595)	$(2,955,146)	115,035	$1,442,541

Class I:

Shares sold	166,671	$2,930,081	325,134	$6,005,568

Shares issued in reinvestment of distributions	—	—	289,643	5,010,824

Shares redeemed	(291,750)	(5,131,220)	(866,932)	(15,799,303)

Net decrease	(125,079)	$(2,201,139)	(252,155)	$(4,782,911)

Class Z:

Shares sold	34,607	$589,361	216,312	$3,961,031

Shares issued in reinvestment of distributions	—	—	220,309	3,718,813

Shares redeemed	(148,560)	(2,549,102)	(268,451)	(5,046,728)

Net increase/(decrease)	(113,953)	$(1,959,741)	168,170	$2,633,116

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2026, the Fund had no Repurchase Agreements outstanding.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by The Renaissance Group LLC (“Renaissance”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Renaissance.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2026, the Fund paid an investment management fee at the following annual rates of the Fund’s average daily net assets:

Effective Rate	0.49%[1]

on the first $50 million	0.55%

on the next $25 million	0.50%

on the next $25 million	0.45%

on balance over $100 million	0.40%

1 The rate shown is the effective rate as of June 30, 2026.

The fee paid to Renaissance for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2027, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees,

13

Notes to Financial Statements (continued)

brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) to the annual rate of 0.66% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended June 30, 2026, the Investment Manager reimbursed the Fund $77,119, and did not recoup any previously reimbursed expenses. At June 30, 2026, the Fund’s expiration of reimbursements subject to recoupment was as follows:

Expiration Period

Less than 1 year	$148,478

1-2 years	151,885

2-3 years	149,270

Total	$449,633

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below. The Investment Manager has agreed to waive a portion of shareholder servicing fees paid by Class I as necessary to ensure the fees are limited to 0.07% through December 31, 2026.

The impact on the annualized expense ratios for the six months ended June 30, 2026, was as follows:

	Maximum Annual	Actual
	Amount	Amount
	Approved	Incurred
Class N	0.15%	0.09%
Class I	0.15%	0.07%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2026, the Fund had no interfund loans outstanding. The Fund did not borrow or lend during the six months ended June 30, 2026.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2026, were $32,156,197 and $39,588,662, respectively.

14

Notes to Financial Statements (continued)

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2026.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2026, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$262,447	—	$273,915	$273,915

The following table summarizes the securities received as collateral for securities lending at June 30, 2026:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	2.500%-4.500%	05/15/46-11/15/54

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying

Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Renaissance’s investment techniques and risk analysis will produce the desired result.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Model and Data Risk: When a quantitative model (“Model”) or information or data (“Data”) used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful. Furthermore, the success of a Model that is predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors or errors in design, which may cause the resulting output to be faulty.

15

Notes to Financial Statements (continued)

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right,

in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At June 30, 2026, the Fund had no Repurchase Agreements outstanding.

9. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

16

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2026 was $5,405, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2026.

17

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Renaissance Large Cap Growth Fund: Approval of Investment Management Agreement and Subadvisory Agreement on June 3, 2026

At a meeting held on May 27, 2026, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds (the “Trust”) considered, and at a meeting held in-person on June 3, 2026, the Board, and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Renaissance Large Cap Growth Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to the Fund, as amended at any time prior to the date of the meeting (the “Subadvisory Agreement”), with The Renaissance Group LLC, the Fund’s subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Fund, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser;

assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the

18

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Subadviser with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Fund and its discussions with the management of the Fund’s subadviser during the period regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2026, was below, below, above, and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 1000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Peer Group and underperformance relative to the Fund Benchmark. The Trustees also noted that the Fund ranked in the top decile relative to its Peer Group for the 2021 and 2022 calendar years. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to the Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were rated in the Average and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Trustees also considered that the Investment Manager was voluntarily waiving a portion of shareholder servicing fees for Class I shares of the Fund. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

19

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment

Management Agreement and the Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 3, 2026, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

20

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

The Renaissance Group LLC

50 East RiverCenter Boulevard

Suite 1200

Covington, KY 41011

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

1350 Penn Avenue, Suite 102

Pittsburgh, PA 15222

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of a prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	063026 SAR024

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds June 30, 2026 AMG TimesSquare Small Cap Growth Fund

Class N: TSCPX | Class I: TSQIX | Class Z: TSCIX

AMG TimesSquare Mid Cap Growth Fund

Class N: TMDPX | Class I: TQMIX | Class Z: TMDIX

AMG TimesSquare International Small Cap Fund

Class N: TCMPX | Class I: TQTIX | Class Z: TCMIX

wealth.amg.com	063026 SAR012

AMG Funds Semi-Annual Financial Statements — June 30, 2026 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Shares	Value

Common Stocks - 95.9%

Consumer Discretionary - 8.0%

Global-e Online, Ltd. (Israel)*	17,400	$604,302

Modine Manufacturing Co.*	3,200	854,464

Ollie’s Bargain Outlet Holdings, Inc.*,1	13,488	1,036,958

Pursuit Attractions and Hospitality, Inc.*	40,100	2,244,397

Valvoline, Inc.*,1	54,565	2,157,500

Warby Parker, Inc., Class A*,1	41,421	1,256,713

Wingstop, Inc.	4,856	842,079

Total Consumer Discretionary		8,996,413

Consumer Staples - 3.1%

BJ’s Wholesale Club Holdings, Inc.*	14,862	1,296,264

The Chefs’ Warehouse, Inc.*	20,000	1,922,000

Suja Life, Inc., Class A*	20,295	206,197

Total Consumer Staples		3,424,461

Energy - 6.1%

Cactus, Inc., Class A	11,011	564,094

Excelerate Energy, Inc., Class A	49,384	1,876,098

Matador Resources Co.	18,129	902,462

Solaris Energy Infrastructure, Inc.	10,500	844,830

Tidewater, Inc.*,1	12,300	819,549

Uranium Energy Corp. (Canada)*,1	90,384	963,493

Weatherford International PLC	10,000	815,000

Total Energy		6,785,526

Financials - 7.2%

FirstCash Holdings, Inc.[1]	2,345	507,270

Hamilton Lane, Inc., Class A	11,590	913,640

Marex Group PLC (United Kingdom)	11,100	676,545

Neptune Insurance Holdings, Inc., Class A*	21,800	686,700

Paymentus Holdings, Inc., Class A*	34,650	837,144

Piper Sandler Cos.	13,140	950,547

PJT Partners, Inc., Class A1	5,470	825,642

StepStone Group, Inc., Class A	18,500	765,160

Victory Capital Holdings, Inc., Class A1	23,000	1,933,380

Total Financials		8,096,028

Health Care - 25.4%

Abivax, S.A., ADR (France)*	5,454	726,800

Addus HomeCare Corp.*	16,411	1,648,813

Axogen, Inc.*,1	35,909	1,658,637

Axsome Therapeutics, Inc.*	3,705	906,873

Ceribell, Inc.*,1	41,887	814,702

CG Oncology, Inc.*,1	11,144	791,781

Cogent Biosciences, Inc.*	23,500	909,450

	Shares	Value

Dianthus Therapeutics, Inc.*,1	8,650	$843,202

Enliven Therapeutics, Inc.*,1	13,800	700,350

Glaukos Corp.*	7,550	1,055,188

Guardian Pharmacy Services, Inc., Class A*,1	46,500	1,946,955

iRhythm Holdings,Inc.*	7,120	846,924

Krystal Biotech, Inc.*	5,830	2,166,836

Kymera Therapeutics, Inc.*	8,459	969,994

Mineralys Therapeutics, Inc.*	12,311	332,151

Mirum Pharmaceuticals, Inc.*,1	19,126	2,239,081

Newamsterdam Pharma Co., N.V. (Netherlands)*	42,974	1,456,389

Repligen Corp.*,1	12,500	1,705,500

Shoulder Innovations, Inc.*	16,041	325,311

Stevanato Group S.p.A. (Italy)	85,550	1,545,889

Tarsus Pharmaceuticals, Inc.*	19,842	1,248,856

Vera Therapeutics, Inc.*,1	19,006	815,547

Vericel Corp.*	30,617	1,362,150

Xenon Pharmaceuticals, Inc. (Canada)*	23,540	1,420,874

Total Health Care		28,438,253

Industrials - 22.3%

Amprius Technologies, Inc.*	33,800	468,468

Applied Industrial Technologies, Inc.	5,100	1,724,565

Bloom Energy Corp., Class A*	2,600	787,020

Casella Waste Systems, Inc., Class A*,1	25,300	2,453,341

Construction Partners, Inc., Class A*,1	12,049	1,431,060

Embraer, S.A., Sponsored ADR (Brazil)	19,489	1,243,398

EquipmentShare.com, Inc., Class A*,1	8,922	175,407

Esab Corp.[1]	7,106	700,865

Hawkeye 360, Inc.*,1	26,920	544,322

Hexcel Corp.	11,283	1,128,977

ITT, Inc.	9,648	1,907,988

JBT Marel Corp.[1]	13,651	1,979,395

Karman Holdings, Inc.*,1	14,945	746,054

Kratos Defense & Security Solutions, Inc.*	7,507	374,299

Legence Corp., Class A*	13,850	1,180,436

Loar Holdings, Inc.*	16,506	1,330,549

MYR Group, Inc.*	2,580	1,291,032

RBC Bearings, Inc.*	3,300	2,125,398

Regal Rexnord Corp.	7,750	1,845,972

Rush Enterprises, Inc., Class A	9,510	694,087

UniFirst Corp.	3,000	793,380

Total Industrials		24,926,013

Information Technology - 20.9%

Credo Technology Group Holding, Ltd.*	9,260	2,518,257

The accompanying notes are an integral part of these financial statements.

2

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 20.9% (continued)

Fabrinet (Thailand)*	1,755	$986,450

FormFactor, Inc.*	3,000	479,790

Intapp, Inc.*	29,542	744,754

JFrog, Ltd. *	24,000	2,181,120

Lattice Semiconductor Corp.*	15,000	2,294,400

MACOM Technology Solutions Holdings, Inc.*	5,080	1,932,280

Mirion Technologies, Inc.*,1	69,808	1,251,657

Netskope, Inc., Class A*,1	55,040	602,138

Onto Innovation, Inc.*	7,000	2,649,150

Q2 Holdings, Inc.*	17,560	844,636

Rambus, Inc.*	14,000	1,858,360

Semtech Corp.*	1,750	283,237

ServiceTitan, Inc., Class A*,1	15,170	1,072,671

SiTime Corp.*	3,400	2,534,904

Viavi Solutions, Inc.*	5,500	262,625

Workiva, Inc.*	16,660	808,177

Total Information Technology		23,304,606

Materials - 0.9%

James Hardie Industries PLC (Ireland)*	37,000	968,660

Real Estate - 0.9%

Cushman & Wakefield, Ltd.*	73,100	978,809

Utilities - 1.1%

Solv Energy, Inc., Class A*	35,190	1,198,219

Total Common Stocks (Cost $82,044,592)		107,116,988

	Principal Amount

Short-Term Investments - 5.2%

Joint Repurchase Agreements - 1.6%[2]

Citadel Securities LLC, dated 06/30/26, due 07/01/26, 3.710% total to be received $1,085,112 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/26 - 05/15/56, totaling $1,106,814)	$1,085,000	1,085,000

	Principal Amount	Value

Daiwa Capital Markets America, dated 06/30/26, due 07/01/26, 3.640% total to be received $109,427 (collateralized by various U.S. Treasuries, 2.125% - 4.125%, 06/30/27 - 01/15/35, totaling $111,604)	$109,416	$109,416

State of Wisconsin Investment Board, dated 06/30/26, due 07/01/26, 3.760% total to be received $614,064 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/28 - 02/15/56, totaling $624,840)	614,000	614,000

Total Joint Repurchase Agreements		1,808,416

	Shares

Other Investment Companies - 3.6%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%[3]	1,623,846	1,623,846

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[3]	2,435,769	2,435,769

Total Other Investment Companies		4,059,615

Total Short-Term Investments (Cost $5,868,031)		5,868,031

Total Investments - 101.1% (Cost $87,912,623)		112,985,019

Other Assets, less Liabilities - (1.1)%		(1,246,124)

Net Assets - 100.0%		$111,738,895

*	Non-income producing security.

[1]

Some of these securities, amounting to $29,302,749 or 26.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury and U.S. Government Agency Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

3

AMG TimesSquare Small Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$107,116,988	—	—	$107,116,988

Short-Term Investments

Joint Repurchase Agreements	—	$1,808,416	—	1,808,416

Other Investment Companies	4,059,615	—	—	4,059,615

Total Investments in Securities	$111,176,603	$1,808,416	—	$112,985,019

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Shares	Value

Common Stocks - 97.2%

Communication Services - 2.6%

Live Nation Entertainment, Inc.*,1	87,440	$16,011,138

Take-Two Interactive Software, Inc.*	110,600	27,647,788

Total Communication Services		43,658,926

Consumer Discretionary - 6.6%

DoorDash, Inc., Class A*	133,270	24,592,313

Floor & Decor Holdings, Inc., Class A*,1	165,150	9,803,304

O’Reilly Automotive, Inc.*	325,000	29,929,250

Ross Stores, Inc.	150,676	32,071,387

Tractor Supply Co.	324,748	10,265,284

Wyndham Hotels & Resorts, Inc.	71,066	5,984,468

Total Consumer Discretionary		112,646,006

Consumer Staples - 3.9%

BJ’s Wholesale Club Holdings, Inc.*	146,762	12,800,582

Casey’s General Stores, Inc.	26,978	21,441,844

Performance Food Group Co.*	287,015	32,085,407

Total Consumer Staples		66,327,833

Energy - 5.2%

Baker Hughes Co.	12,400	688,200

Cameco Corp. (Canada)	141,170	14,379,576

Cheniere Energy, Inc.	121,492	29,037,803

Targa Resources Corp.	124,770	33,455,828

Weatherford International PLC	145,300	11,841,950

Total Energy		89,403,357

Financials - 6.0%

Brown & Brown, Inc.	125,503	8,051,017

Evercore, Inc., Class A	60,113	20,524,983

Interactive Brokers Group, Inc., Class A	505,462	43,995,413

Robinhood Markets, Inc., Class A*	131,430	13,179,800

TPG, Inc.	430,815	17,469,548

Total Financials		103,220,761

Health Care - 12.1%

Argenx SE, ADR (Netherlands)*	30,080	27,907,322

Cencora, Inc.	147,750	41,810,295

Encompass Health Corp.	133,420	13,486,094

IDEXX Laboratories, Inc.*	59,250	31,191,570

Insmed, Inc.*	260,487	27,773,124

Ionis Pharmaceuticals, Inc.*	220,200	17,459,658

Repligen Corp.*,1	77,830	10,619,125

Stevanato Group S.p.A. (Italy)	653,137	11,802,185

Veeva Systems, Inc., Class A*	143,125	25,400,394

Total Health Care		207,449,767

	Shares	Value

Industrials - 27.1%

AMETEK, Inc.	76,480	$18,503,571

Arxis, Inc., Class A*,1	100,998	4,660,048

Axon Enterprise, Inc.*	74,557	41,797,400

Carpenter Technology Corp.	102,710	63,355,636

Cintas Corp.	128,786	21,903,923

Comfort Systems USA, Inc.	26,476	52,474,108

Curtiss-Wright Corp.	58,434	44,278,948

EMCOR Group, Inc.	67,110	55,693,247

Esab Corp.[1]	156,866	15,471,693

GFL Environmental, Inc. (Canada)	419,673	15,439,770

Innio, N.V. (Germany)*,1	246,901	9,764,934

Karman Holdings, Inc.*	360,175	17,979,936

Loar Holdings, Inc.*,1	167,698	13,518,136

Madison Air Solutions Corp., Class A*	112,895	4,402,905

Regal Rexnord Corp.[1]	111,454	26,547,228

Verisk Analytics, Inc.	120,220	21,583,097

Vertiv Holdings Co., Class A	81,842	27,402,338

Waste Connections, Inc. (Canada)	57,175	9,530,501

Total Industrials		464,307,419

Information Technology - 29.2%

Akamai Technologies, Inc.*	83,500	9,870,535

Amphenol Corp., Class A	110,970	19,566,230

Astera Labs, Inc.*	64,398	31,105,522

Bentley Systems, Inc., Class B1	335,358	10,023,851

Crowdstrike Holdings, Inc., Class A*	7,561	5,770,102

Dynatrace, Inc.*	452,085	19,851,052

Elastic, N.V.*	194,765	11,105,500

Fair Isaac Corp.*	7,199	8,601,221

JFrog, Ltd. *	396,274	36,013,381

Lattice Semiconductor Corp.*	297,630	45,525,485

MACOM Technology Solutions Holdings, Inc.*	57,990	22,057,656

Marvell Technology, Inc.	54,542	16,247,516

MKS, Inc.	104,340	46,410,432

Monolithic Power Systems, Inc.	38,670	53,455,861

Netskope, Inc., Class A*,1	745,128	8,151,700

Nice, Ltd., Sponsored ADR (Israel)*,1	88,378	8,029,141

Onto Innovation, Inc.*	30,499	11,542,347

Palo Alto Networks, Inc.*	105,900	36,114,018

Samsara, Inc., Class A*	463,250	15,023,198

ServiceTitan, Inc., Class A*,1	196,046	13,862,413

Snowflake, Inc.*	185,251	47,146,380

Trimble, Inc.*	250,980	12,845,156

The accompanying notes are an integral part of these financial statements.

5

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 29.2% (continued)

Tyler Technologies, Inc.*	39,850	$11,654,531

Total Information Technology		499,973,228

Materials - 1.6%

James Hardie Industries PLC (Ireland)*	439,250	11,499,565

Martin Marietta Materials, Inc.	25,730	14,838,491

Total Materials		26,338,056

Real Estate - 1.3%

CBRE Group, Inc., Class A*	167,240	22,525,556

Utilities - 1.6%

NRG Energy, Inc.	186,280	27,208,057

Total Common Stocks (Cost $1,126,067,136)		1,663,058,966

Exchange Traded Funds - 1.6%
TimesSquare Quality Mid Cap Growth ETF*,2 (Cost $24,076,704)	1,255,100	26,673,511

	Principal Amount

Short-Term Investments - 2.1%

Joint Repurchase Agreements - 1.1%[3]

Citadel Securities LLC, dated 06/30/26, due 07/01/26, 3.710% total to be received $1,953,201 (collateralized by various

U.S. Treasuries, 0.000% - 4.625%, 07/15/26 -05/15/56, totaling $1,992,265)	$1,953,000	1,953,000

	Principal Amount	Value

Citigroup Global Markets, Inc., dated 06/30/26, due 07/01/26, 3.640% total to be received $1,162,595 (collateralized a U.S. Treasury, 4.125%, 03/31/29, totaling $1,185,727)	$1,162,477	$1,162,477

State of Wisconsin Investment Board, dated 06/30/26, due 07/01/26, 3.760% total to be received $16,242,619 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/28 -02/15/56, totaling $16,527,640)	16,240,923	16,240,923

Total Joint Repurchase Agreements		19,356,400

	Shares

Other Investment Companies - 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%[4]	6,604,335	6,604,335

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[4]	9,906,503	9,906,503

Total Other Investment Companies		16,510,838

Total Short-Term Investments (Cost $35,867,238)		35,867,238

Total Investments - 100.9% (Cost $1,186,011,078)		1,725,599,715

Other Assets, less Liabilities - (0.9)%		(14,680,468)

Net Assets - 100.0%		$1,710,919,247

*	Non-income producing security.

[1]

Some of these securities, amounting to $103,697,925 or 6.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Affiliated issuer. See schedule of affiliated investment for details.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

The following schedule shows the value of affiliated investments at June 30, 2026.

Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain/(loss) for the period	Net change in appreciation/ (depreciation)	Amount of Dividends	Value
TimesSquare Quality Mid Cap Growth ETF	1,255,100	$23,076,954	—	—	$2,607,807	—	$26,673,511

The accompanying notes are an integral part of these financial statements.

6

AMG TimesSquare Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$1,663,058,966	—	—	$1,663,058,966

Exchange Traded Funds	26,673,511	—	—	26,673,511

Short-Term Investments

Joint Repurchase Agreements	—	$19,356,400	—	19,356,400

Other Investment Companies	16,510,838	—	—	16,510,838

Total Investments in Securities	$1,706,243,315	$19,356,400	—	$1,725,599,715

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

7

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Shares	Value

Common Stocks - 95.6%

Communication Services - 1.3%

IPSOS, S.A. (France)	39,190	$1,560,995

Consumer Discretionary - 7.8%

Arcos Dorados Holdings, Inc., Class A (Uruguay)[1]	68,710	553,803

CIE Automotive, S.A. (Spain)	33,887	1,033,333

Coats Group PLC (United Kingdom)	1,300,420	1,344,522

De’ Longhi S.p.A. (Italy)	36,730	1,560,199

Games Workshop Group PLC (United Kingdom)	2,890	828,115

JINS Holdings, Inc. (Japan)	28,190	1,395,673

Rinnai Corp. (Japan)	56,970	1,252,947

Sanrio Co., Ltd. (Japan)[1]	207,300	1,402,442

Total Consumer Discretionary		9,371,034

Consumer Staples - 3.7%

Greencore Group PLC (Ireland)	578,020	1,524,995

Sugi Holdings Co., Ltd. (Japan)	76,981	1,496,108

Viscofan, S.A. (Spain)[1]	21,510	1,435,413

VISCOFAN, S.A. (Spain)	672	44,857

Total Consumer Staples		4,501,373

Energy - 3.2%

Friedrich Vorwerk Group SE (Germany)	11,600	894,376

Pason Systems, Inc. (Canada)[1]	97,503	847,673

Technip Energies, N.V. (France)	55,640	2,103,269

Total Energy		3,845,318

Financials - 13.7%

Alm Brand A/S (Denmark)	765,720	1,896,259

FinecoBank Banca Fineco S.p.A. (Italy)	48,073	1,208,747

Fukuoka Financial Group, Inc. (Japan)	54,450	2,309,896

Integral Corp. (Japan)	71,840	1,218,691

Meitav Investment House, Ltd. (Israel)	19,010	825,733

Nordnet AB publ (Sweden)[1]	42,737	1,625,454

Piraeus Bank, S.A. (Greece)	161,122	1,677,097

Rakuten Bank, Ltd. (Japan)*	38,230	1,223,746

Ringkjoebing Landbobank A/S (Denmark)	13,140	3,118,619

St James’s Place PLC (United Kingdom)	85,610	1,376,486

Total Financials		16,480,728

Health Care - 2.4%

Siegfried Holding AG (Switzerland)	19,910	1,742,239

Virbac SACA (France)	2,920	1,109,129

Total Health Care		2,851,368

Industrials - 34.3%

Aalberts, N.V. (Netherlands)	32,730	1,461,289

ALS, Ltd. (Australia)	193,480	3,071,166

	Shares	Value

Arcadis, N.V. (Netherlands)[1]	29,800	$1,145,393

Bodycote PLC (United Kingdom)	143,309	1,262,488

Chemring Group PLC (United Kingdom)	121,010	822,321

Cleanaway Waste Management, Ltd. (Australia)	1,126,240	1,833,584

Daiei Kankyo Co., Ltd. (Japan)[1]	97,680	2,283,618

Danieli & C Officine Meccaniche S.p.A. (Italy)[1]	17,890	1,378,152

Diploma PLC (United Kingdom)	7,000	661,657

Exail Technologies, S.A. (France)*,1	9,090	1,248,914

HD Hyundai Marine Solution Co., Ltd. (South Korea)	5,720	838,176

Howden Joinery Group PLC (United Kingdom)	86,583	962,542

ID Logistics Group SACA (France)*	2,244	877,494

Interpump Group S.p.A. (Italy)[1]	29,047	1,124,511

Japan Elevator Service Holdings Co., Ltd. (Japan)	161,210	1,731,506

KION Group AG (Germany)	8,810	391,087

Koninklijke Heijmans N.V (Netherlands)	15,910	2,076,185

Kraftia Corp. (Japan)	25,860	1,494,353

Maire S.p.A. (Italy)	70,720	1,157,028

MISUMI Group, Inc. (Japan)	74,000	1,843,862

Nexans, S.A. (France)	9,740	1,621,155

Organo Corp. (Japan)	13,390	1,369,234

OSG Corp. (Japan)[1]	112,610	2,538,990

RENK Group AG (Germany)	15,724	759,023

Rotork PLC (United Kingdom)	466,650	1,828,790

SWCC Corp. (Japan)	14,480	1,229,904

Takasago Thermal Engineering Co., Ltd. (Japan)	48,000	1,514,813

Theon International PLC (Cyprus)[1]	36,442	1,243,945

Ventia Services Group Pty, Ltd. (Australia)	356,650	1,529,947

Total Industrials		41,301,127

Information Technology - 16.0%

Azbil Corp. (Japan)	228,950	2,438,237

Bechtle AG (Germany)	37,280	1,324,058

Dexerials Corp. (Japan)	79,880	2,126,102

Hansen Technologies, Ltd. (Australia)[1]	357,740	1,099,337

Hirose Electric Co., Ltd. (Japan)	8,980	1,612,572

IONOS Group SE (Germany)*	19,830	618,644

Melexis, N.V. (Belgium)[1]	10,170	910,617

Nova, Ltd. (Israel)*	3,540	1,922,008

Rigaku Holdings Corp. (Japan)[1]	131,457	2,049,359

Simplex Holdings, Inc. (Japan)	193,460	1,119,831

Sopra Steria Group (France)[1]	11,013	1,759,943

Tekscend Photomask Corp. (Japan)[1]	84,290	2,279,971

Total Information Technology		19,260,679

The accompanying notes are an integral part of these financial statements.

8

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Materials - 8.8%

Acerinox, S.A. (Spain)[1]	73,630	$1,290,825

Dyno Nobel, Ltd. (Australia)	666,660	1,808,820

Imdex, Ltd. (Australia)	1,006,520	2,868,169

OR Royalties, Inc. (Canada)[1]	28,560	904,375

SigmaRoc PLC (United Kingdom)*	687,550	1,166,803

Sumitomo Bakelite Co., Ltd. (Japan)	53,696	2,494,491

Total Materials		10,533,483

Real Estate - 3.1%

Kasumigaseki Capital Co., Ltd. (Japan)[1]	30,500	1,270,798

Merlin Properties Socimi, S.A., REIT (Spain)	143,200	2,512,608

Total Real Estate		3,783,406

Utilities - 1.3%

Nippon Gas Co., Ltd. (Japan)	91,420	1,618,546

Total Common Stocks (Cost $93,135,586)		115,108,057

	Principal Amount

Short-Term Investments - 3.8%

Joint Repurchase Agreements - 2.6%[2]

Citadel Securities LLC, dated 06/30/26, due 07/01/26, 3.710% total to be received $2,800,289 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/26 -05/15/56, totaling $2,856,294)	$2,800,000	2,800,000

	Principal Amount	Value

Daiwa Capital Markets America, dated 06/30/26, due 07/01/26, 3.640% total to be received $185,513 (collateralized by various U.S. Treasuries, 2.125% - 4.125%, 06/30/27 -01/15/35, totaling $189,204)	$185,494	$185,494

State of Wisconsin Investment Board, dated 06/30/26, due 07/01/26, 3.760% total to be received $95,010 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/28 -02/15/56, totaling $96,677)	95,000	95,000

Total Joint Repurchase Agreements		3,080,494

	Shares

Other Investment Companies - 1.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%[3]	590,626	590,626

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[3]	885,939	885,939

Total Other Investment Companies		1,476,565

Total Short-Term Investments (Cost $4,557,059)		4,557,059

Total Investments - 99.4% (Cost $97,692,645)		119,665,116

Other Assets, less Liabilities - 0.6%		750,305

Net Assets - 100.0%		$120,415,421

*	Non-income producing security.

[1]

Some of these securities, amounting to $11,944,287 or 9.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the June 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

AMG TimesSquare International Small Cap Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	—	$41,301,127	—	$41,301,127

Information Technology	$1,922,008	17,338,671	—	19,260,679

Financials	1,896,259	14,584,469	—	16,480,728

Materials	904,375	9,629,108	—	10,533,483

Consumer Discretionary	3,351,918	6,019,116	—	9,371,034

Consumer Staples	1,524,995	2,976,378	—	4,501,373

Energy	847,673	2,997,645	—	3,845,318

Real Estate	—	3,783,406	—	3,783,406

Health Care	—	2,851,368	—	2,851,368

Utilities	—	1,618,546	—	1,618,546

Communication Services	—	1,560,995	—	1,560,995

Short-Term Investments

Joint Repurchase Agreements	—	3,080,494	—	3,080,494

Other Investment Companies	1,476,565	—	—	1,476,565

Total Investment in Securities	$11,923,793	$107,741,323	—	$119,665,116

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities (unaudited) June 30, 2026

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund

Assets:

Investments at value[1] (including securities on loan valued at $29,302,749, $103,697,925, and $11,944,287, respectively)	$112,985,019	$1,698,926,204	$119,665,116

Affiliated Investments at value[2]	—	26,673,511	—

Cash	65,105	—	250

Foreign currency[3]	—	—	1,525,180

Receivable for investments sold	860,622	13,213,590	2,757,223

Dividend and interest receivables	71,942	276,377	588,533

Securities lending income receivable	2,141	14,047	16,304

Receivable for Fund shares sold	18,726	1,136,632	15,053

Receivable from Affiliate	9,925	11,470	8,211

Prepaid expenses and other assets	24,662	65,346	27,857

Total assets	114,038,142	1,740,317,177	124,603,727

Liabilities:

Payable upon return of securities loaned	1,808,416	19,356,400	3,080,494

Payable for investments purchased	352,757	7,270,366	847,695

Payable for Fund shares repurchased	48	1,419,879	76,748

Accrued expenses:

Investment advisory and management fees	66,576	890,389	75,104

Administrative fees	13,140	202,361	15,021

Shareholder service fees	3,195	76,876	4,802

Other	55,115	181,659	88,442

Total liabilities	2,299,247	29,397,930	4,188,306

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$111,738,895	$1,710,919,247	$120,415,421

[1] Investments at cost	$87,912,623	$1,161,934,374	$97,692,645

[2] Affiliated Investments at cost	—	$24,076,704	—

[3] Foreign currency at cost	—	—	$1,525,493

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities (continued)

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund

Net Assets Represent:

Paid-in capital	$76,819,527	$1,163,081,547	$271,144,410

Total distributable earnings/(accumulated losses)	34,919,368	547,837,700	(150,728,989)

Net Assets	$111,738,895	$1,710,919,247	$120,415,421

Class N:

Net Assets	$17,909,537	$305,321,764	$8,067,912

Shares outstanding	1,287,990	18,310,543	417,205

Net asset value, offering and redemption price per share	$13.91	$16.67	$19.34

Class I:

Net Assets	$8,328,732	$722,802,259	$71,764,390

Shares outstanding	553,196	39,747,731	3,698,981

Net asset value, offering and redemption price per share	$15.06	$18.18	$19.40

Class Z:

Net Assets	$85,500,626	$682,795,224	$40,583,119

Shares outstanding	5,623,846	37,231,129	2,093,536

Net asset value, offering and redemption price per share	$15.20	$18.34	$19.38

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations (unaudited) For the six months ended June 30, 2026

	AMG TimesSquare Small Cap Growth Fund	AMG TimesSquare Mid Cap Growth Fund	AMG TimesSquare International Small Cap Fund

Investment Income:

Dividend income	$201,810	$3,747,679	$1,852,529

Interest income	149	—	545

Securities lending income	17,419	90,156	61,184

Foreign withholding tax	—	(14,201)	(182,941)

Total investment income	219,378	3,823,634	1,731,317

Expenses:

Investment advisory and management fees	392,485	5,217,055	448,457

Administrative fees	77,464	1,185,694	89,691

Shareholder servicing fees - Class N	16,006	289,958	10,541

Shareholder servicing fees - Class I	2,453	162,095	18,359

Professional fees	24,112	75,398	27,136

Registration fees	19,374	93,110	20,746

Custodian fees	17,573	62,794	48,099

Reports to shareholders	6,309	60,006	11,368

Trustee fees and expenses	4,146	65,913	4,792

Transfer agent fees	4,077	30,050	12,489

Interest expense	222	—	—

Miscellaneous	3,435	27,023	3,831

Total expenses before offsets	567,656	7,269,096	695,509

Expense reimbursements	(53,204)	—	(38,770)

Expense reductions	(32,652)	(80,798)	—

Management fees waiver	—	(51,490)	—

Net expenses	481,800	7,136,808	656,739

Net investment income/(loss)	(262,422)	(3,313,174)	1,074,578

Net Realized and Unrealized Gain:

Net realized gain on investments	9,862,255	6,820,812	8,540,414

Net realized loss on foreign currency transactions	—	—	(67,687)

Net change in unrealized appreciation/(depreciation) on investments	5,439,261	134,507,741	(1,975,123)

Net change in unrealized appreciation/(depreciation) on foreign currency translations	(50)	(379)	(28,498)

Net change in unrealized appreciation/(depreciation) on affiliated investments	—	2,607,807	—

Net realized and unrealized gain	15,301,466	143,935,981	6,469,106

Net increase in net assets resulting from operations	$15,039,044	$140,622,807	$7,543,684

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025

	AMG TimesSquare Small Cap Growth Fund		AMG TimesSquare Mid Cap Growth Fund		AMG TimesSquare International Small Cap Fund

	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025

Increase in Net Assets Resulting From Operations:

Net investment income/(loss)	$(262,422)	$(379,216)	$(3,313,174)	$(4,527,627)	$1,074,578	$1,594,695

Net realized gain on investments	9,862,255	9,115,152	6,820,812	145,722,645	8,472,727	19,143,565

Net change in unrealized appreciation/(depreciation) on investments	5,439,211	(1,735,531)	137,115,169	(10,551,853)	(2,003,621)	11,551,058

Net increase in net assets resulting from operations	15,039,044	7,000,405	140,622,807	130,643,165	7,543,684	32,289,318

Distributions to Shareholders:

Class N	—	(981,596)	—	(33,969,205)	—	(78,651)

Class I	—	(467,387)	—	(63,362,292)	—	(765,701)

Class Z	—	(4,747,657)	—	(70,096,918)	—	(470,777)

Total distributions to shareholders	—	(6,196,640)	—	(167,428,415)	—	(1,315,129)

Capital Share Transactions:[1]

Net increase/(decrease) from capital share transactions	(9,645,369)	(13,653,388)	(25,772,637)	268,834,413	(6,880,945)	(22,862,415)

Total increase/(decrease) in net assets	5,393,675	(12,849,623)	114,850,170	232,049,163	662,739	8,111,774

Net Assets:

Beginning of period	106,345,220	119,194,843	1,596,069,077	1,364,019,914	119,752,682	111,640,908

End of period	$111,738,895	$106,345,220	$1,710,919,247	$1,596,069,077	$120,415,421	$119,752,682

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$12.08	$12.08	$11.28	$9.69	$14.09	$16.45

Income/(loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.06)	(0.06)	(0.06)	(0.09)	(0.17)

Net realized and unrealized gain/(loss) on investments	1.87	0.86	1.83	1.65	(3.62)	1.18

Total income/(loss) from investment operations	1.83	0.80	1.77	1.59	(3.71)	1.01

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.80)	(0.97)	—	(0.69)	(3.37)

Net Asset Value, End of Period	$13.91	$12.08	$12.08	$11.28	$9.69	$14.09

Total Return[2,3]	15.07%[4]	6.66%	15.30%	16.41%	(26.41)%	6.72%

Ratio of net expenses to average net assets[5]	1.13%[6,7]	1.12%	1.17%	1.17%	1.17%	1.17%[8]

Ratio of gross expenses to average net assets[9]	1.26%[6]	1.26%	1.23%	1.23%	1.20%	1.19%[8]

Ratio of net investment loss to average net assets[2]	(0.70)%[6]	(0.51)%	(0.52)%	(0.53)%	(0.79)%	(0.97)%

Portfolio turnover	40%[4]	96%	74%	63%	50%	65%

Net assets end of period (000’s) omitted	$17,910	$15,740	$15,285	$12,717	$38,225	$86,941

The accompanying notes are an integral part of these financial statements.

15

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$13.07	$12.99	$12.06	$10.34	$14.96	$17.25

Income/(loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.05)	(0.05)	(0.05)	(0.08)	(0.15)

Net realized and unrealized gain/(loss) on investments	2.03	0.93	1.95	1.77	(3.85)	1.23

Total income/(loss) from investment operations	1.99	0.88	1.90	1.72	(3.93)	1.08

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.80)	(0.97)	—	(0.69)	(3.37)

Net Asset Value, End of Period	$15.06	$13.07	$12.99	$12.06	$10.34	$14.96

Total Return[2,3]	15.23%[4]	6.73%	15.48%	16.64%	(26.34)%	6.81%

Ratio of net expenses to average net assets[5]	0.99%[6,7]	0.98%	1.03%	1.05%	1.05%	1.05%[8]

Ratio of gross expenses to average net assets[9]	1.12%[6]	1.12%	1.09%	1.11%	1.08%	1.07%[8]

Ratio of net investment loss to average net assets[2]	(0.56)%[6]	(0.37)%	(0.38)%	(0.41)%	(0.67)%	(0.85)%

Portfolio turnover	40%[4]	96%	74%	63%	50%	65%

Net assets end of period (000’s) omitted	$8,329	$8,103	$9,645	$9,564	$9,185	$12,380

The accompanying notes are an integral part of these financial statements.

16

AMG TimesSquare Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class Z		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$13.20	$13.09	$12.14	$10.40	$15.03	$17.30

Income/(loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.04)	(0.04)	(0.04)	(0.07)	(0.14)

Net realized and unrealized gain/(loss) on investments	2.03	0.95	1.96	1.78	(3.87)	1.24

Total income/(loss) from investment operations	2.00	0.91	1.92	1.74	(3.94)	1.10

Less Distributions to Shareholders from:

Net realized gain on investments	—	(0.80)	(0.97)	—	(0.69)	(3.37)

Net Asset Value, End of Period	$15.20	$13.20	$13.09	$12.14	$10.40	$15.03

Total Return[2,3]	15.15%[4]	6.91%	15.53%	16.73%	(26.29)%	6.91%

Ratio of net expenses to average net assets[5]	0.93%[6,7]	0.92%	0.97%	0.97%	0.97%	0.97%[8]

Ratio of gross expenses to average net assets[9]	1.06%[6]	1.06%	1.03%	1.03%	1.00%	0.99%[8]

Ratio of net investment loss to average net assets[2]	(0.50)%[6]	(0.31)%	(0.32)%	(0.33)%	(0.59)%	(0.77)%

Portfolio turnover	40%[4]	96%	74%	63%	50%	65%

Net assets end of period (000’s) omitted	$85,501	$82,502	$94,265	$143,072	$181,238	$312,604

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[3]	The total return is calculated using the published Net Asset Value as of period end.
[4]	Not annualized.
[5]

Includes reduction from broker recapture amounting to 0.03% for the six months ended June 30, 2026 and 0.04%, 0.01%, 0.02%, 0.02% and 0.02% for the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[6]	Annualized.
[7]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.
[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

17

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$15.27	$15.73	$15.41	$12.88	$17.24	$19.66

Income/(loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.07)	(0.06)	(0.06)	(0.06)	(0.10)[3]

Net realized and unrealized gain/(loss) on investments	1.44	1.47	1.76	3.25	(3.79)	3.11

Total income/(loss) from investment operations	1.40	1.40	1.70	3.19	(3.85)	3.01

Less Distributions to Shareholders from:

Net realized gain on investments	—	(1.86)	(1.38)	(0.66)	(0.51)	(5.43)

Net Asset Value, End of Period	$16.67	$15.27	$15.73	$15.41	$12.88	$17.24

Total Return[2,4]	9.17%[5]	8.77%	10.57%	24.82%	(22.39)%	15.92%

Ratio of net expenses to average net assets[6]	1.05%[7]	1.05%	1.11%[8]	1.18%	1.17%	1.17%

Ratio of gross expenses to average net assets[9]	1.06%[7]	1.06%	1.12%	1.19%	1.18%	1.18%

Ratio of net investment loss to average net assets[2]	(0.57)%[7]	(0.43)%	(0.38)%	(0.39)%	(0.45)%	(0.46)%

Portfolio turnover	24%[5]	50%	48%	39%	44%	53%

Net assets end of period (000’s) omitted	$305,322	$310,872	$362,298	$411,238	$368,938	$535,289

The accompanying notes are an integral part of these financial statements.

18

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$16.64	$16.96	$16.50	$13.73	$18.31	$20.58

Income/(loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.05)	(0.04)	(0.04)	(0.04)	(0.07)[3]

Net realized and unrealized gain/(loss) on investments	1.57	1.59	1.88	3.47	(4.03)	3.25

Total income/(loss) from investment operations	1.54	1.54	1.84	3.43	(4.07)	3.18

Less Distributions to Shareholders from:

Net investment income	—	—	—	—	—	(0.02)

Net realized gain on investments	—	(1.86)	(1.38)	(0.66)	(0.51)	(5.43)

Total distributions to shareholders	—	(1.86)	(1.38)	(0.66)	(0.51)	(5.45)

Net Asset Value, End of Period	$18.18	$16.64	$16.96	$16.50	$13.73	$18.31

Total Return[2,4]	9.26%[5]	8.96%	10.72%	24.94%	(22.23)%	16.04%

Ratio of net expenses to average net assets[6]	0.90%[7]	0.90%	0.96%[8]	1.03%	1.02%	1.02%

Ratio of gross expenses to average net assets[9]	0.91%[7]	0.91%	0.97%	1.04%	1.03%	1.03%

Ratio of net investment loss to average net assets[2]	(0.42)%[7]	(0.28)%	(0.23)%	(0.24)%	(0.30)%	(0.31)%

Portfolio turnover	24%[5]	50%	48%	39%	44%	53%

Net assets end of period (000’s) omitted	$722,802	$610,179	$452,566	$401,601	$339,100	$431,797

The accompanying notes are an integral part of these financial statements.

19

AMG TimesSquare Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class Z		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$16.78	$17.08	$16.60	$13.81	$18.39	$20.65

Income/(loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.04)	(0.03)	(0.03)	(0.04)	(0.06)[3]

Net realized and unrealized gain/(loss) on investments	1.59	1.60	1.89	3.48	(4.03)	3.27

Total income/(loss) from investment operations	1.56	1.56	1.86	3.45	(4.07)	3.21

Less Distributions to Shareholders from:

Net investment income	—	—	—	—	—	(0.04)

Net realized gain on investments	—	(1.86)	(1.38)	(0.66)	(0.51)	(5.43)

Total distributions to shareholders	—	(1.86)	(1.38)	(0.66)	(0.51)	(5.47)

Net Asset Value, End of Period	$18.34	$16.78	$17.08	$16.60	$13.81	$18.39

Total Return[2,4]	9.30%[5]	9.01%	10.78%	25.03%	(22.18)%	16.10%

Ratio of net expenses to average net assets[6]	0.85%[7]	0.85%	0.91%[8]	0.98%	0.97%	0.97%

Ratio of gross expenses to average net assets[9]	0.86%[7]	0.86%	0.92%	0.99%	0.98%	0.98%

Ratio of net investment loss to average net assets[2]	(0.37)%[7]	(0.23)%	(0.18)%	(0.19)%	(0.25)%	(0.26)%

Portfolio turnover	24%[5]	50%	48%	39%	44%	53%

Net assets end of period (000’s) omitted	$682,795	$675,018	$549,156	$482,428	$414,298	$810,210

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.16), $(0.13) and $(0.12) for Class N, Class I and Class Z, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Includes reduction from broker recapture amounting to 0.01% for the six months ended June 30, 2026 and 0.01% for each fiscal year ended December 31, 2025, 2024, 2023, 2022 and 2021.
[7]	Annualized.
[8]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

20

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$18.20	$14.09	$14.27	$13.21	$18.49	$18.44

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.15	0.19	0.17	0.14	0.19 [3]	0.09

Net realized and unrealized gain/(loss) on investments	0.99	4.08	0.05	1.16	(5.36)	0.14

Total income/(loss) from investment operations	1.14	4.27	0.22	1.30	(5.17)	0.23

Less Distributions to Shareholders from:

Net investment income	—	(0.16)	(0.40)	(0.24)	(0.11)	(0.18)

Net Asset Value, End of Period	$19.34	$18.20	$14.09	$14.27	$13.21	$18.49

Total Return[2,4]	6.32%[5]	30.35%	1.45%	9.92%	(27.97)%	1.25%

Ratio of net expenses to average net assets	1.30%[6]	1.30%	1.31%[7]	1.27%[7]	1.25%	1.22%

Ratio of gross expenses to average net assets[8]	1.36%[6]	1.35%	1.37%	1.27%	1.25%	1.22%

Ratio of net investment income to average net assets[2]	1.60%[6]	1.11%	1.13%	1.04%	1.33%	0.47%

Portfolio turnover	37%[5]	60%	71%	69%	71%	73%

Net assets end of period (000’s) omitted	$8,068	$8,743	$7,428	$9,101	$10,977	$21,202

The accompanying notes are an integral part of these financial statements.

21

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$18.24	$14.12	$14.30	$13.23	$18.52	$18.49

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.17	0.22	0.20	0.17	0.21 [3]	0.12

Net realized and unrealized gain/(loss) on investments	0.99	4.10	0.05	1.16	(5.37)	0.13

Total income/(loss) from investment operations	1.16	4.32	0.25	1.33	(5.16)	0.25

Less Distributions to Shareholders from:

Net investment income	—	(0.20)	(0.43)	(0.26)	(0.13)	(0.22)

Net Asset Value, End of Period	$19.40	$18.24	$14.12	$14.30	$13.23	$18.52

Total Return[2,4]	6.42%[5]	30.60%	1.65%	10.11%	(27.84)%	1.36%

Ratio of net expenses to average net assets	1.10%[6]	1.10%	1.12%[7]	1.11%[7]	1.10%	1.07%

Ratio of gross expenses to average net assets[8]	1.16%[6]	1.15%	1.18%	1.11%	1.10%	1.07%

Ratio of net investment income to average net assets[2]	1.80%[6]	1.31%	1.32%	1.20%	1.48%	0.62%

Portfolio turnover	37%[5]	60%	71%	69%	71%	73%

Net assets end of period (000’s) omitted	$71,764	$70,665	$67,680	$96,333	$260,896	$614,652

The accompanying notes are an integral part of these financial statements.

22

AMG TimesSquare International Small Cap Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class Z		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$18.22	$14.10	$14.29	$13.23	$18.53	$18.50

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.17	0.23	0.21	0.18	0.22 [3]	0.14

Net realized and unrealized gain/(loss) on investments	0.99	4.10	0.04	1.16	(5.37)	0.12

Total income/(loss) from investment operations	1.16	4.33	0.25	1.34	(5.15)	0.26

Less Distributions to Shareholders from:

Net investment income	—	(0.21)	(0.44)	(0.28)	(0.15)	(0.23)

Net Asset Value, End of Period	$19.38	$18.22	$14.10	$14.29	$13.23	$18.53

Total Return[2,4]	6.42%[5]	30.71%	1.65%	10.22%	(27.78)%	1.47%

Ratio of net expenses to average net assets	1.05%[6]	1.05%	1.06%[7]	1.02%[7]	1.00%	0.97%

Ratio of gross expenses to average net assets[8]	1.11%[6]	1.10%	1.12%	1.02%	1.00%	0.97%

Ratio of net investment income to average net assets[2]	1.85%[6]	1.36%	1.38%	1.29%	1.58%	0.72%

Portfolio turnover	37%[5]	60%	71%	69%	71%	73%

Net assets end of period (000’s) omitted	$40,583	$40,345	$36,533	$85,045	$166,307	$396,236

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15, $0.17 and $0.18 for Class N, Class I and Class Z, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes interest expense of 0.01% and 0.02% for the fiscal years ended December 31, 2024 and 2023, respectively, related to participation in the interfund lending program.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements (unaudited) June 30, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG TimesSquare Small Cap Growth Fund (“Small Cap”), AMG TimesSquare Mid Cap Growth Fund (“Mid Cap”) and AMG TimesSquare International Small Cap Fund (“International Small Cap”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities and exchange-traded funds traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the

Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

24

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap and Mid Cap had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended June 30, 2026, the impact on the expenses and expense ratios, if any, was as follows: Small Cap - $32,652 or 0.03% and Mid Cap - $80,798 or 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for Mid Cap are primarily due to equalization utilized; Small Cap permanent differences are primarily due to equalization utilized, mark-to-market on passive foreign investment companies and a net operating loss; and International Small Cap had no permanent differences. Temporary differences for Small Cap are primarily due to mark-to-market on passive foreign investment companies; while temporary differences for International Small Cap are primarily due to mark-to-market on passive foreign investment companies, late-year ordinary loss deferral, and open foreign exchange contracts. In addition, each Fund has temporary differences due to wash sale loss deferrals.

At June 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Small Cap	$87,912,623	$30,728,283	$(5,655,887)	$25,072,396

Mid Cap	1,186,011,078	617,167,659	(77,579,022)	539,588,637

International Small Cap	97,692,645	24,238,246	(2,265,775)	21,972,471

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

International Small Cap	$144,772,342	$34,210,195	$178,982,537

25

Notes to Financial Statements (continued)

As of December 31, 2025, Small Cap and Mid Cap had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025, the capital stock transactions by class for the Funds were as follows:

		Small Cap				Mid Cap

	June 30, 2026		December 31, 2025		June 30, 2026		December 31, 2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	24,241	$301,748	86,868	$1,052,826	453,650	$6,876,101	1,881,511	$31,967,063

Shares issued in reinvestment of distributions	—	—	80,774	981,406	—	—	2,202,141	33,934,985

Shares redeemed	(39,059)	(473,616)	(130,644)	(1,551,015)	(2,496,530)	(37,694,032)	(6,766,850)	(113,392,447)

Net increase/(decrease)	(14,818)	$(171,868)	36,998	$483,217	(2,042,880)	$(30,817,931)	(2,683,198)	$(47,490,399)

Class I:

Shares sold	12,434	$168,441	20,332	$264,861	9,406,834	$155,939,473	14,415,771	$258,520,796

Shares issued in reinvestment of distributions	—	—	35,570	467,387	—	—	3,627,616	60,907,678

Shares redeemed	(79,082)	(1,057,999)	(178,702)	(2,335,986)	(6,318,938)	(102,756,936)	(8,065,844)	(143,261,694)

Net increase/(decrease)	(66,648)	$(889,558)	(122,800)	$(1,603,738)	3,087,896	$53,182,537	9,977,543	$176,166,780

Class Z:

Shares sold	218,065	$2,950,916	412,998	$5,227,201	4,026,386	$66,804,873	16,792,810	$302,577,687

Shares issued in reinvestment of distributions	—	—	356,193	4,726,676	—	—	3,960,014	67,043,043

Shares redeemed	(846,077)	(11,534,859)	(1,716,249)	(22,486,744)	(7,017,871)	(114,942,116)	(12,683,514)	(229,462,698)

Net increase/(decrease)	(628,012)	$(8,583,943)	(947,058)	$(12,532,867)	(2,991,485)	$(48,137,243)	8,069,310	$140,158,032

		International Small Cap

	June 30, 2026		December 31, 2025

	Shares	Amount	Shares	Amount

Class N:

Shares sold	9,382	$180,066	108,826	$1,850,150

Shares issued in reinvestment of distributions	—	—	4,348	78,651

Shares redeemed	(72,677)	(1,361,127)	(159,899)	(2,674,196)

Net decrease	(63,295)	$(1,181,061)	(46,725)	$(745,395)

Class I:

Shares sold	324,231	$6,108,314	428,914	$7,106,473

Shares issued in reinvestment of distributions	—	—	41,154	745,707

Shares redeemed	(500,122)	(9,476,280)	(1,388,596)	(23,448,947)

Net decrease	(175,891)	$(3,367,966)	(918,528)	$(15,596,767)

26

Notes to Financial Statements (continued)

		International Small Cap

	June 30, 2026		December 31, 2025

	Shares	Amount	Shares	Amount

Class Z:

Shares sold	36,326	$695,529	98,406	$1,619,712

Shares issued in reinvestment of distributions	—	—	25,995	470,776

Shares redeemed	(157,463)	(3,027,447)	(499,880)	(8,610,741)

Net decrease	(121,137)	$(2,331,918)	(375,479)	$(6,520,253)

At June 30, 2026, one unaffiliated shareholder of record held 7% of Small Cap’s shares outstanding. Transactions by this shareholder may have a material impact on Small Cap.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2026, the market value of Repurchase Agreements outstanding for Small Cap, Mid Cap and International Small Cap was $1,808,416, $19,356,400 and $3,080,494, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2026, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Small Cap	0.76%

Mid Cap	0.66%

International Small Cap	0.75%

The fee paid to TimesSquare for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least May 1, 2027, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Small Cap, Mid Cap and International Small Cap to the annual rate of 0.96%, 1.13% and 1.05%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

27

Notes to Financial Statements (continued)

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended June 30, 2026, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Small Cap	$53,204	—

Mid Cap	—	—

International Small Cap	38,770	—

At June 30, 2026, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Small Cap	International Small Cap

Less than 1 year	$83,840	$45,044

1-2 years	96,503	90,619

2-3 years	105,119	53,874

Total	$285,462	$189,537

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

TimesSquare has agreed to waive a portion of the subadvisory fee payable by the Investment Manager in an amount equal to the aggregate management fee earned by TimesSquare from the TimesSquare Quality Mid Cap Growth ETF (the “ETF”) that is attributable to Mid Cap’s assets invested in the ETF (the “Fee Waiver Amount”) and the Investment Manager has agreed to waive a portion of its management fee payable by Mid Cap equal to the Fee Waiver Amount. The Fee Waiver Amount shall reduce the management fee after the calculation of any necessary fee waiver or expense reimbursement in connection with Mid Cap’s expense limitation agreement and shall not be eligible for recoupment by the Investment Manager under the terms of such agreement. During the six months ended June 30, 2026, the Investment Manager waived management fees of $51,490 payable by the Fund.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2026, was as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

Small Cap

Class N	0.20%	0.20%
Class I	0.10%	0.06%

Mid Cap

Class N	0.20%	0.20%
Class I	0.05%	0.05%

International Small Cap

Class N	0.25%	0.25%
Class I	0.10%	0.05%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions

28

Notes to Financial Statements (continued)

set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2026, the Funds had no interfund loans outstanding. Mid Cap did not utilize the interfund lending program during the six months ended June 30, 2026.

The following Funds utilized the interfund lending program during the six months ended June 30, 2026 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Small Cap	$1,195,031	1	$149	4.565%

International Small Cap	1,451,558	3	545	4.570%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Small Cap	$1,782,612	1	$222	4.555%

International Small Cap did not borrow during the six months ended June 30, 2026.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2026, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap	$39,904,526	$51,301,883

Mid Cap	371,765,321	389,554,127

International Small Cap	42,482,421	51,655,872

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2026.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2026, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Small Cap	$29,302,749	$1,808,416	$28,054,302	$29,862,718

Mid Cap	103,697,925	19,356,400	84,390,789	103,747,189

International Small Cap	11,944,287	3,080,494	9,689,742	12,770,236

The following table summarizes the securities received as collateral for securities lending at June 30, 2026:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Small Cap	U.S. Treasury Obligations	0.000%-7.000%	07/31/26-05/15/56

Mid Cap	U.S. Treasury Obligations	0.000%-5.000%	07/31/26-05/15/56

International Small Cap	U.S. Treasury Obligations	0.000%-5.250%	07/15/26-11/15/55

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Funds to the risk that those currencies will decline in value relative to the U.S. dollar. The values of foreign currencies relative

29

Notes to Financial Statements (continued)

to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by national governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory developments.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Geographic Focus Risk: To the extent a Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Risks Associated with Investment in Japan: Investments in Japan are susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. The Japanese economy, at times, has been impacted by government regulation, intervention, and protectionism; cross-ownership among major corporations; an aging demographic; and a declining population. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that TimesSquare’s investment techniques and risk analysis will produce the desired result.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Small- and Mid- Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

30

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2026:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small Cap

Citadel Securities LLC	$1,085,000	—	$1,085,000	$1,085,000	—

Daiwa Capital Markets America	109,416	—	109,416	109,416	—

State of Wisconsin Investment Board	614,000	—	614,000	614,000	—

Total	$1,808,416	—	$1,808,416	$1,808,416	—

Mid Cap

Citadel Securities LLC	$1,953,000	—	$1,953,000	$1,953,000	—

Citigroup Global Markets, Inc.	1,162,477	—	1,162,477	1,162,477	—

State of Wisconsin Investment Board	16,240,923	—	16,240,923	16,240,923	—

Total	$19,356,400	—	$19,356,400	$19,356,400	—

International Small Cap

Citadel Securities LLC	$2,800,000	—	$2,800,000	$2,800,000	—

Daiwa Capital Markets America	185,494	—	185,494	185,494	—

State of Wisconsin Investment Board	95,000	—	95,000	95,000	—

Total	$3,080,494	—	$3,080,494	$3,080,494	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

31

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2026 is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2026.

Trustee fees and expenses

AMG TimesSquare Small Cap Growth Fund	$4,146

AMG TimesSquare Mid Cap Growth Fund	65,913

AMG TimesSquare International Small Cap Fund	4,792

32

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, and AMG TimesSquare International Small Cap Fund: Approval of Investment Management Agreement and Subadvisory Agreements on June 3, 2026

At a meeting held on May 27, 2026, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds (the “Trust”) considered, and at a meeting held in-person on June 3, 2026, the Board, and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare Small Cap Growth Fund, and AMG TimesSquare International Small Cap Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to each Fund, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with TimesSquare Capital Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c)

met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreements and annual consideration of the Subadvisory Agreements thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the

33

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under the Subadvisory Agreements. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds. With respect to AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare International Small Cap Fund, the Board considered information relating to the gross performance of such Funds as compared to the Subadviser’s relevant performance composite that utilizes a similar investment strategy and approach.

With respect to AMG TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2026, was below, below, above, and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell Midcap Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Peer Group and underperformance relative to the Fund Benchmark. The Trustees also noted that Class Z shares of the Fund ranked in the top third relative to its Peer Group for the 5-year and 10-year periods. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2026, was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and the Peer Group. The Trustees also noted that the Fund ranked in the top half relative to its Peer Group for the 2024 and 2022 calendar years. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG TimesSquare International Small Cap Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has one of the earliest inception dates and the largest amount of assets of all the share classes of the Fund with that inception date) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2026, was above, above, above, and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI EAFE Small Cap Index. The Trustees took into account the reasons for the Fund’s recent outperformance relative to its Peer Group and underperformance relative to the Fund Benchmark. The Trustees also noted that the Fund ranked in the top quintile relative to its Peer Group for the 2025 calendar year. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the

Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset level of each Fund, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would

34

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

warrant adjustments to the advisory fee at this time. Also, with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under the Subadvisory Agreements. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG TimesSquare Mid Cap Growth Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were both rated in the Above Average rating level of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.13%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare Small Cap Growth Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class Z shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were both rated in the Above Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.96%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG TimesSquare International Small Cap Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were rated in the Below

Average and the Above Average rating level, respectively, of the Fund’s Peer Group. The Trustees noted that the rating levels corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05%. The Trustees also took into account management’s discussion of the Fund’s expenses, including fees and expenses relative to comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreements would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 3, 2026, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

35

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

TimesSquare Capital Management, LLC

75 Rockefeller Plaza

30th Floor

New York, NY 10019

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

1350 Penn Avenue, Suite 102

Pittsburgh, PA 15222

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of a prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	063026 SAR012

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds June 30, 2026 AMG Yacktman Fund

Class I: YACKX

AMG Yacktman Focused Fund

Class N: YAFFX | Class I: YAFIX

AMG Yacktman Global Fund

Class N: YFSNX | Class I: YFSIX

AMG Yacktman Special Opportunities Fund

Class I: YASSX | Class Z: YASLX

wealth.amg.com	063026 SAR071

AMG Funds Semi-Annual Financial Statements — June 30, 2026 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Yacktman Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Shares	Value

Common Stocks - 79.5%

Communication Services - 9.6%

Alphabet, Inc., Class C	740,000	$261,464,200

Comcast Corp., Class A	1,100,000	27,005,000

Fox Corp., Class A1	1,100,000	57,376,000

Fox Corp., Class B	3,100,000	145,204,000

News Corp., Class A	4,800,000	119,184,000

The Walt Disney Co.	900,000	86,625,000

Total Communication Services		696,858,200

Consumer Discretionary - 4.5%

eBay, Inc.	800,000	89,400,000

Hyundai Mobis Co., Ltd. (South Korea)	720,000	237,119,380

Total Consumer Discretionary		326,519,380

Consumer Staples - 13.9%

Associated British Foods PLC (United Kingdom)	1,500,000	39,432,869

BellRing Brands, Inc.*	5,000,000	64,700,000

The Coca-Cola Co.	1,300,000	105,651,000

Colgate-Palmolive Co.	700,000	64,176,000

Darling Ingredients, Inc.*	1,005,000	54,893,100

Ingredion, Inc.	900,000	85,239,000

Kenvue, Inc.	5,000,000	95,550,000

PepsiCo, Inc.	1,200,000	162,480,000

The Procter & Gamble Co.	1,230,000	180,367,200

Sysco Corp.	900,000	75,222,000

Tyson Foods, Inc., Class A	1,400,000	80,150,000

Total Consumer Staples		1,007,861,169

Energy - 14.6%

Bolloré SE (France)	88,500,000	410,323,625

Canadian Natural Resources, Ltd. (Canada)	8,000,000	316,000,000

ConocoPhillips	1,050,000	109,158,000

Diamondback Energy, Inc.	700,000	123,046,000

EOG Resources, Inc.	800,000	103,784,000

Total Energy		1,062,311,625

Financials - 10.7%

Berkshire Hathaway, Inc., Class B*	650,000	325,253,500

The Charles Schwab Corp.	2,500,000	230,675,000

FactSet Research Systems, Inc.	185,000	42,564,800

PayPal Holdings, Inc.	1,335,000	57,645,300

State Street Corp.	700,000	118,720,000

Total Financials		774,858,600

Health Care - 5.7%

Avantor, Inc.*,1	4,500,000	44,550,000

Elevance Health, Inc.	290,000	112,151,700

	Shares	Value

Embecta Corp.[1,2]	3,500,000	$11,410,000

Johnson & Johnson	767,682	194,968,198

UnitedHealth Group, Inc.	120,000	49,875,600

Total Health Care		412,955,498

Industrials - 10.5%

Armstrong World Industries, Inc.	600,000	96,252,000

Brenntag SE (Germany)[1]	500,000	30,403,663

Broadridge Financial Solutions, Inc.	540,000	73,953,000

GrafTech International, Ltd.*,[1]	700,000	4,137,000

L3Harris Technologies, Inc.	270,000	78,459,300

Lockheed Martin Corp.	140,000	71,324,400

Northrop Grumman Corp.	130,000	66,210,300

Samsung C&T Corp. (South Korea)	500,000	154,812,337

U-Haul Holding Co.*,[1]	300,000	19,632,000

U-Haul Holding Co., Non-Voting Shares	2,950,000	170,215,000

Total Industrials		765,399,000

Information Technology - 5.0%

Cognizant Technology Solutions Corp., Class A	1,900,000	73,587,000

Intuit, Inc.	275,000	71,775,000

Microsoft Corp.	580,000	216,351,600

Total Information Technology		361,713,600

Materials - 3.2%

Olin Corp.	2,205,000	43,703,100

Reliance, Inc.	500,000	186,800,000

Total Materials		230,503,100

Utilities - 1.8%

Talen Energy Corp.*	350,000	134,491,000

Total Common Stocks (Cost $3,493,746,991)		5,773,471,172

	Principal Amount

Corporate Bonds and Notes - 0.0%#

Industrials - 0.0%#

GrafTech Finance, Inc. 4.625%, 12/23/293 (Cost $662,277)	$800,000	508,426

	Shares

Preferred Stocks - 9.7%

Consumer Discretionary - 1.7%

Hyundai Motor Co., 4.17% (South Korea)	380,000	53,604,952

Hyundai Motor Co., 4.99% (South Korea)	500,000	71,033,598

Total Consumer Discretionary		124,638,550

The accompanying notes are an integral part of these financial statements.

2

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 8.0%

Samsung Electronics Co., Ltd., 0.90% (South Korea)	4,100,000	$578,191,638

Total Preferred Stocks (Cost $156,479,319)		702,830,188

	Principal Amount

Short-Term Investments - 11.6%

Joint Repurchase Agreements - 0.1%[4]

Daiwa Capital Markets America, dated 06/30/26, due 07/01/26, 3.640% total to be received $179,773 (collateralized by various U.S. Treasuries, 2.125% - 4.125%, 06/30/27 - 01/15/35, totaling $183,350)	$179,755	179,755

State of Wisconsin Investment Board, dated 06/30/26, due 07/01/26, 3.760% total to be received $8,763,852 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/28 - 02/15/56, totaling $8,917,638)	8,762,937	8,762,937

Total Joint Repurchase Agreements		8,942,692

U.S. Government Obligations - 3.8%

U.S. Treasury Bills, 3.480%, 01/21/27[5]	71,000,000	69,513,519

	Principal Amount	Value

U.S. Treasury Bills, 3.570%, 10/01/26[5]	$68,000,000	$67,350,940

U.S. Treasury Bills, 3.690%, 03/18/27[5]	70,000,000	68,095,762

U.S. Treasury Bills, 3.850%, 06/10/27[5]	74,000,000	71,298,058

Total U.S. Government Obligations		276,258,279

Repurchase Agreements - 3.8%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $277,539,824 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $283,064,349)	277,514,000	277,514,000

	Shares

Other Investment Companies - 3.9%

JPMorgan U.S. Government Money Market Fund, IM Shares, 3.59%[6]	283,289,892	283,289,892

Total Short-Term Investments (Cost $846,376,955)		846,004,863

Total Investments - 100.8% (Cost $4,497,265,542)		7,322,814,649

Other Assets, less Liabilities - (0.8)%		(58,593,328)

Net Assets - 100.0%		$7,264,221,321

*	Non-income producing security.

#	Less than 0.05%.

[1]

Some of these securities, amounting to $91,370,256 or 1.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Affiliated issuer. See schedule of affiliated investments for details.

[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of this security amounted to $508,426 or less than 0.05% of net assets.

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[5]	Represents yield to maturity at June 30, 2026.

[6]	Yield shown represents the June 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following schedule shows the value of affiliated investments at June 30, 2026

Affiliated Issuers	Number of shares	Purchases	Sales	Net realized gain (loss) for the period	Net change in appreciation (depreciation)	Amount of Dividends	Value
Embecta Corp.	3,500,000	$16,522,268	—	—	$(25,902,268)	$372,500	$11,410,000

The accompanying notes are an integral part of these financial statements.

3

AMG Yacktman Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Energy	$651,988,000	$410,323,625	—	$1,062,311,625

Consumer Staples	968,428,300	39,432,869	—	1,007,861,169

Financials	774,858,600	—	—	774,858,600

Industrials	580,183,000	185,216,000	—	765,399,000

Communication Services	696,858,200	—	—	696,858,200

Health Care	412,955,498	—	—	412,955,498

Information Technology	361,713,600	—	—	361,713,600

Consumer Discretionary	89,400,000	237,119,380	—	326,519,380

Materials	230,503,100	—	—	230,503,100

Utilities	134,491,000	—	—	134,491,000

Corporate Bonds and Notes†	—	508,426	—	508,426

Preferred Stocks†	—	702,830,188	—	702,830,188

Short-Term Investments

Joint Repurchase Agreements	—	8,942,692	—	8,942,692

U.S. Government Obligations	—	276,258,279	—	276,258,279

Repurchase Agreements	—	277,514,000	—	277,514,000

Other Investment Companies	283,289,892	—	—	283,289,892

Total Investments in Securities	$5,184,669,190	$2,138,145,459	—	$7,322,814,649

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

AMG Yacktman Focused Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Shares	Value

Common Stocks - 67.3%

Communication Services - 5.6%

Alphabet, Inc., Class C	150,000	$52,999,500

Fox Corp., Class B	1,400,000	65,576,000

News Corp., Class A	1,250,000	31,037,500

The Walt Disney Co.	240,000	23,100,000

Total Communication Services		172,713,000

Consumer Discretionary - 5.2%

eBay, Inc.	200,000	22,350,000

Hyundai Home Shopping Network

Corp. (South Korea)	380,000	24,666,860

Hyundai Mobis Co., Ltd. (South Korea)	300,000	98,799,742

Legacy Housing Corp.*	502,309	13,195,657

Total Consumer Discretionary		159,012,259

Consumer Staples - 13.2%

Associated British Foods PLC (United Kingdom)	5,000,000	131,442,898

The Coca-Cola Co.	380,000	30,882,600

Ingredion, Inc.	300,000	28,413,000

Kenvue, Inc.	1,850,000	35,353,500

KT&G Corp. (South Korea)	250,000	27,513,819

PepsiCo, Inc.	460,000	62,284,000

The Procter & Gamble Co.	380,000	55,723,200

Tyson Foods, Inc., Class A	590,000	33,777,500

Total Consumer Staples		405,390,517

Energy - 15.8%

Bolloré SE (France)	41,000,000	190,093,431

Canadian Natural Resources, Ltd. (Canada)	5,700,000	225,150,000

ConocoPhillips	230,000	23,910,800

Diamondback Energy, Inc.	150,000	26,367,000

EOG Resources, Inc.	170,000	22,054,100

Total Energy		487,575,331

Financials - 7.8%

Berkshire Hathaway, Inc., Class B*	280,000	140,109,200

The Charles Schwab Corp.	820,000	75,661,400

PayPal Holdings, Inc.	545,000	23,533,100

Total Financials		239,303,700

Health Care - 2.2%

Johnson & Johnson	270,000	68,571,900

Industrials - 10.8%

Brenntag SE (Germany)[1]	550,000	33,444,030

Broadridge Financial Solutions, Inc.	230,000	31,498,500

Cie de L’Odet SE (France)[1]	12,846	21,438,269

L3Harris Technologies, Inc.	75,000	21,794,250

	Shares	Value

Lockheed Martin Corp.	45,000	$22,925,700

Northrop Grumman Corp.	35,000	17,825,850

Samsung C&T Corp. (South Korea)	200,000	61,924,935

U-Haul Holding Co., Non-Voting Shares	1,640,000	94,628,000

Yuasa Co., Ltd. (Japan)	800,000	26,161,995

Total Industrials		331,641,529

Information Technology - 4.3%

Cognizant Technology Solutions Corp., Class A	550,000	21,301,500

Intuit, Inc.	115,000	30,015,000

Microsoft Corp.	220,000	82,064,400

Total Information Technology		133,380,900

Materials - 2.4%

Nihon Parkerizing Co., Ltd. (Japan)	1,868,100	19,584,306

Olin Corp.	995,000	19,720,900

Reliance, Inc.	95,000	35,492,000

Total Materials		74,797,206

Total Common Stocks (Cost $1,374,991,170)		2,072,386,342

	Principal Amount

Corporate Bonds and Notes - 0.7%

Industrials - 0.7%

GrafTech Finance, Inc. 4.625%, 12/23/29[2]	$17,800,000	11,312,475

GrafTech Global Enterprises, Inc. 9.875%, 12/23/292	15,200,000	11,172,000

Total Industrials		22,484,475

Total Corporate Bonds and Notes (Cost $30,340,777)		22,484,475

	Shares

Preferred Stocks - 18.6%

Consumer Discretionary - 4.4%

Hyundai Motor Co., 4.17% (South Korea)	350,000	49,372,982

Hyundai Motor Co., 4.99% (South Korea)	600,000	85,240,317

Total Consumer Discretionary		134,613,299

Consumer Staples - 0.4%

Amorepacific Corp., 3.36% (South Korea)	250,000	6,157,300

LG H&H Co., Ltd., 2.23% (South Korea)	118,000	7,246,447

Total Consumer Staples		13,403,747

Information Technology - 13.8%

Samsung Electronics Co., Ltd., 0.90% (South Korea)	3,000,000	423,067,052

Total Preferred Stocks (Cost $178,944,645)		571,084,098

The accompanying notes are an integral part of these financial statements.

5

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 12.5%

Joint Repurchase Agreements - 0.8%[3]

Daiwa Capital Markets America, dated 06/30/26, due 07/01/26, 3.640% total to be received $493,107 (collateralized by various U.S. Treasuries, 2.125% - 4.125%, 06/30/27 - 01/15/35, totaling $502,918)	$493,057	$493,057

State of Wisconsin Investment Board, dated 06/30/26, due 07/01/26, 3.760% total to be received $24,039,183 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 01/15/28 - 02/15/56, totaling $24,461,016)	24,036,673	24,036,673

Total Joint Repurchase Agreements		24,529,730

U.S. Government Obligations - 3.7%

U.S. Treasury Bills, 3.480%, 01/21/27[4]	29,000,000	28,392,846

U.S. Treasury Bills, 3.570%, 10/01/26[4]	26,000,000	25,751,830

U.S. Treasury Bills, 3.690%, 03/18/27[4]	29,000,000	28,211,102

U.S. Treasury Bills, 3.850%, 06/10/27[4]	31,000,000	29,868,105

Total U.S. Government Obligations		112,223,883

	Principal Amount	Value

Repurchase Agreements - 3.1%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $96,006,933 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $97,917,986)	$95,998,000	$95,998,000

	Shares

Other Investment Companies - 4.9%

JPMorgan U.S. Government Money Market Fund, IM Shares, 3.59%[5]	151,065,830	$151,065,830

Total Short-Term Investments (Cost $383,969,585)		383,817,443

Total Investments - 99.1% (Cost $1,968,246,177)		3,049,772,358

Other Assets, less Liabilities - 0.9%		28,901,881
Net Assets - 100.0%		$3,078,674,239

*	Non-income producing security.

[1]

Some of these securities, amounting to $23,928,442 or 0.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $22,484,475 or 0.7% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Represents yield to maturity at June 30, 2026.

[5]	Yield shown represents the June 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

6

AMG Yacktman Focused Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Energy	$297,481,900	$190,093,431	—	$487,575,331

Consumer Staples	246,433,800	158,956,717	—	405,390,517

Industrials	188,672,300	142,969,229	—	331,641,529

Financials	239,303,700	—	—	239,303,700

Communication Services	172,713,000	—	—	172,713,000

Consumer Discretionary	35,545,657	123,466,602	—	159,012,259

Information Technology	133,380,900	—	—	133,380,900

Materials	55,212,900	19,584,306	—	74,797,206

Health Care	68,571,900	—	—	68,571,900

Corporate Bonds and Notes†	—	22,484,475	—	22,484,475

Preferred Stocks†	—	571,084,098	—	571,084,098

Short-Term Investments

Joint Repurchase Agreements	—	24,529,730	—	24,529,730

U.S. Government Obligations	—	112,223,883	—	112,223,883

Repurchase Agreements	—	95,998,000	—	95,998,000

Other Investment Companies	151,065,830	—	—	151,065,830

Total Investments in Securities	$1,588,381,887	$1,461,390,471	—	$3,049,772,358

†

All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

7

AMG Yacktman Global Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Shares	Value

Common Stocks - 64.2%

Communication Services - 1.9%

Fox Corp., Class B (United States)	60,000	$2,810,401

News Corp., Class A (United States)	25,000	620,750

Reading International, Inc., Class A (United States)*	130,000	166,400

The Walt Disney Co. (United States)	5,000	481,250

Total Communication Services		4,078,801

Consumer Discretionary - 9.1%

America’s Car-Mart, Inc. (United States)*	80,000	223,200

Car Mate Manufacturing Co., Ltd. (Japan)	51,900	274,147

Daewon San Up Co., Ltd. (South Korea)	160,000	1,086,750

HI-LEX Corp. (Japan)	150,000	1,866,504

Hyundai Home Shopping Network Corp. (South Korea)	40,000	2,596,512

Hyundai Mobis Co., Ltd. (South Korea)	21,000	6,915,982

Kukbo Design Co., Ltd. (South Korea)	75,000	1,147,796

Legacy Housing Corp. (United States)*,1	50,000	1,313,500

Rinnai Corp. (Japan)	200,000	4,398,621

Total Consumer Discretionary		19,823,012

Consumer Staples - 6.4%

Associated British Foods PLC (United Kingdom)	380,000	9,989,660

Kenvue, Inc. (United States)	14,924	285,198

KT&G Corp. (South Korea)	18,000	1,980,995

Naked Wines PLC (United Kingdom)*	745,000	691,744

PepsiCo, Inc. (United States)	3,500	473,900

The Procter & Gamble Co. (United States)	3,500	513,240

Total Consumer Staples		13,934,737

Energy - 17.6%

Amplify Energy Corp. (United States)*	165,000	656,700

Bolloré SE (France)	3,500,000	16,227,488

Canadian Natural Resources, Ltd. (Canada)	260,000	10,270,000

Mi Chang Oil Industrial Co., Ltd. (South Korea)	17,976	1,524,589

Total Energy Services, Inc. (Canada)	400,000	6,227,393

Unit Corp. (United States)[1]	110,000	3,441,900

Total Energy		38,348,070

Financials - 1.1%

The Charles Schwab Corp. (United States)	8,000	738,160

PayPal Holdings, Inc. (United States)	37,000	1,597,660

Total Financials		2,335,820

Health Care - 2.5%

BML, Inc. (Japan)	120,000	2,663,502

Johnson & Johnson (United States)	3,000	761,910

Koa Shoji Holdings Co., Ltd. (Japan)	200,000	936,887

	Shares	Value

Medipal Holdings Corp. (Japan)	70,000	$1,134,162

Total Health Care		5,496,461

Industrials - 16.3%

Brenntag SE (Germany)	15,000	912,110

CB Industrial Product Holding Bhd (Malaysia)	10,384,000	2,810,964

Cie de L’Odet SE (France)	4,500	7,509,903

Geumhwa PSC Co., Ltd. (South Korea)	130,000	2,682,011

KFC, Ltd. (Japan)	100,000	929,544

Komelon Corp. (South Korea)	120,000	1,540,232

Mitani Corp. (Japan)	80,000	1,246,150

Parker Corp. (Japan)	172,500	1,447,631

Sam Yung Trading Co., Ltd. (South Korea)	191,927	2,345,203

Samsung C&T Corp. (South Korea)	9,000	2,786,622

Sekisui Jushi Corp. (Japan)[1]	150,000	2,389,686

Shinwa Co., Ltd./Nagoya (Japan)	80,000	1,582,449

U-Haul Holding Co. (United States)*	4,000	261,760

U-Haul Holding Co., Non-Voting Shares (United States)	50,000	2,885,000

Yuasa Co., Ltd. (Japan)	130,000	4,251,324

Total Industrials		35,580,589

Information Technology - 2.6%

CAC Holdings Corp. (Japan)	240,000	2,580,709

Intuit, Inc. (United States)	8,000	2,088,000

Microsoft Corp. (United States)	1,300	484,926

Tachibana Eletech Co., Ltd. (Japan)	28,300	565,909

Total Information Technology		5,719,544

Materials - 6.7%

KISCO Holdings Co., Ltd. (South Korea)	70,000	1,100,835

Kohsoku Corp. (Japan)[1]	45,000	942,738

Nihon Parkerizing Co., Ltd. (Japan)	1,010,000	10,588,378

The Pack Corp. (Japan)[1]	230,000	1,918,094

Total Materials		14,550,045

Total Common Stocks (Cost $109,039,612)		139,867,079

Preferred Stocks - 22.3%

Consumer Discretionary - 2.6%

Hyundai Motor Co., 4.99% (South Korea)	39,000	5,540,621

Consumer Staples - 6.1%

Amorepacific Corp., 3.36% (South Korea)	142,276	3,504,144

Amorepacific Holdings Corp., 3.90% (South Korea)	190,000	1,254,527

LG H&H Co., Ltd., 2.23% (South Korea)	140,000	8,597,479

Total Consumer Staples		13,356,150

The accompanying notes are an integral part of these financial statements.

8

AMG Yacktman Global Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 0.7%

Sebang Co., Ltd., 3.42% (South Korea)	250,000	$1,521,657

Information Technology - 12.9%

Samsung Electronics Co., Ltd., 0.90% (South Korea)	200,000	28,204,470

Total Preferred Stocks (Cost $31,323,529)		48,622,898

	Principal Amount

Short-Term Investments - 13.4%

Joint Repurchase Agreements - 0.5%[2]

Citadel Securities LLC, dated 06/30/26, due 07/01/26, 3.710% total to be received $47,005 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/26 - 05/15/56, totaling $47,945)	$47,000	47,000

Daiwa Capital Markets America, dated 06/30/26, due 07/01/26, 3.640% total to be received $70,645 (collateralized by various U.S. Treasuries, 2.125% - 4.125%, 06/30/27 - 01/15/35, totaling $72,051)	70,638	70,638

	Principal Amount	Value

Jefferies LLC, dated 06/30/26, due 07/01/26, 3.650% total to be received $1,046,106 (collateralized by various U.S. Treasuries, 0.000% - 4.250%, 12/17/26 - 05/15/51, totaling $1,066,920)	$1,046,000	$1,046,000

Total Joint Repurchase Agreements		1,163,638

	Shares

Other Investment Companies - 12.9%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[3]	28,114,631	28,114,631

Total Short-Term Investments (Cost $29,278,269)		29,278,269

Total Investments - 99.9% (Cost $169,641,410)		217,768,246

Other Assets, less Liabilities - 0.1%		316,357

Net Assets - 100.0%		$218,084,603

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,759,759 or 0.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the June 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

9

AMG Yacktman Global Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Energy	$22,120,582	$16,227,488	—	$38,348,070

Industrials	3,146,760	32,433,829	—	35,580,589

Consumer Discretionary	1,536,700	18,286,312	—	19,823,012

Materials	—	14,550,045	—	14,550,045

Consumer Staples	1,964,082	11,970,655	—	13,934,737

Information Technology	2,572,926	3,146,618	—	5,719,544

Health Care	761,910	4,734,551	—	5,496,461

Communication Services	4,078,801	—	—	4,078,801

Financials	2,335,820	—	—	2,335,820

Preferred Stocks†	—	48,622,898	—	48,622,898

Short-Term Investments

Joint Repurchase Agreements	—	1,163,638	—	1,163,638

Other Investment Companies	28,114,631	—	—	28,114,631

Total Investments in Securities	$66,632,212	$151,136,034	—	$217,768,246

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

10

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (unaudited) June 30, 2026

	Shares	Value

Common Stocks - 96.9%

Communication Services - 1.1%

AlphaPolis Co., Ltd. (Japan)[1]	25,000	$148,891

Reading International, Inc., Class A (United States)*	75,000	96,000

Total Communication Services		244,891

Consumer Discretionary - 10.6%

America’s Car-Mart, Inc. (United States)*	40,000	111,600

Cedergrenska AB (Sweden)	50,000	241,843

Gold.com, Inc. (United States)	4,000	166,440

Legacy Housing Corp. (United States)*,1	47,500	1,247,825

Texhong International Group, Ltd. (Hong Kong)*	900,000	685,083

Total Consumer Discretionary		2,452,791

Consumer Staples - 8.7%

Delfi, Ltd. (Singapore)	353,400	246,617

Hilton Food Group PLC (United Kingdom)	28,000	191,274

Italian Wine Brands S.p.A. (Italy)	60,000	1,285,181

Naked Wines PLC (United Kingdom)*	200,000	185,703

NeoPharm Co., Ltd. (South Korea)	9,000	106,440

Total Consumer Staples		2,015,215

Energy - 20.9%

Amplify Energy Corp. (United States)*	40,000	159,200

Arrow Exploration Corp. (Canada)*	6,150,000	1,978,234

Hemisphere Energy Corp. (Canada)	125,000	214,173

Horizon Oil, Ltd. (Australia)	4,500,000	623,115

Mi Chang Oil Industrial Co., Ltd. (South Korea)	3,200	271,400

Pardee Resources Co. (United States)	700	201,250

Total Energy Services, Inc. (Canada)	70,000	1,089,794

Unit Corp. (United States)	9,000	281,610

Total Energy		4,818,776

Financials - 9.9%

Omni Bridgeway, Ltd. (Australia)*	2,000,000	2,284,755

Health Care - 12.3%

Ion Beam Applications (Belgium)	65,000	1,255,711

Koa Shoji Holdings Co., Ltd. (Japan)	80,000	374,755

Medical Facilities Corp. (Canada)	96,100	1,212,896

Total Health Care		2,843,362

Industrials - 30.3%

Boustead Singapore, Ltd. (Singapore)	60,000	95,301

BRCK Group PLC (United Kingdom)	1,650,000	1,083,378

Cie de L’Odet SE (France)	375	625,825

Fila S.p.A. (Italy)[1]	105,000	1,104,426

Hargreaves Services PLC (United Kingdom)	70,000	755,811

	Shares	Value

Komelon Corp. (South Korea)	18,000	$231,035

Macfarlane Group PLC (United Kingdom)	975,000	816,065

Maezawa Holdings Co., Ltd. (Japan)	22,000	190,510

Mitani Corp. (Japan)	13,500	210,288

Sam Yung Trading Co., Ltd. (South Korea)	58,588	715,901

U-Haul Holding Co., Non-Voting Shares (United States)	20,000	1,154,000

Total Industrials		6,982,540

Information Technology - 0.5%

Bixolon Co., Ltd. (South Korea)	23,000	120,650

Materials - 1.9%

Master Drilling Group, Ltd. (South Africa)	135,000	137,555

Okamoto Industries, Inc. (Japan)	5,300	172,491

SK Kaken Co., Ltd. (Japan)	2,000	115,581

Total Materials		425,627

Utilities - 0.7%

Maxim Power Corp. (Canada)*,1	50,500	151,331

Total Common Stocks (Cost $17,545,100)		22,339,938

Preferred Stock - 1.2%

Information Technology - 1.2%

Samsung Electronics Co., Ltd., 0.90% (South Korea)	2,000	282,045

Total Preferred Stock (Cost $27,850)		282,045

	Principal Amount

Short-Term Investments - 1.0%

Joint Repurchase Agreements - 0.2%[2]

Citadel Securities LLC, dated 06/30/26, due 07/01/26, 3.710% total to be received $52,005 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 07/15/26 - 05/15/56, totaling $53,045)	$52,000	52,000

Daiwa Capital Markets America, dated 06/30/26, due 07/01/26, 3.640% total to be received $3,905 (collateralized by various U.S. Treasuries, 2.125% - 4.125%, 06/30/27 - 01/15/35, totaling $3,983)	3,905	3,905

Total Joint Repurchase Agreements		55,905

	Shares

Other Investment Companies - 0.8%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[3]	189,356	189,356

Total Short-Term Investments (Cost $245,261)		245,261

The accompanying notes are an integral part of these financial statements.

11

AMG Yacktman Special Opportunities Fund Schedule of Portfolio Investments (continued)

Value

Total Investments - 99.1% (Cost $17,818,211)	$22,867,244

Other Assets, less Liabilities - 0.9%	196,823

Net Assets - 100.0%	$23,064,067

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,254,024 or 5.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[3]	Yield shown represents the June 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$3,999,764	$2,982,776	—	$6,982,540

Energy	4,818,776	—	—	4,818,776

Health Care	1,212,896	1,630,466	—	2,843,362

Consumer Discretionary	2,452,791	—	—	2,452,791

Financials	2,284,755	—	—	2,284,755

Consumer Staples	376,977	1,638,238	—	2,015,215

Materials	137,555	288,072	—	425,627

Communication Services	96,000	148,891	—	244,891

Utilities	151,331	—	—	151,331

Information Technology	—	120,650	—	120,650

Preferred Stock†	—	282,045	—	282,045

Short-Term Investments

Joint Repurchase Agreements	—	55,905	—	55,905

Other Investment Companies	189,356	—	—	189,356

Total Investments in Securities	$15,720,201	$7,147,043	—	$22,867,244

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities (unaudited) June 30, 2026

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Assets:

Investments at value[1] (including securities on loan valued at $91,370,256, $23,928,442, $1,759,759, and $1,254,024, respectively)	$7,311,404,649	$3,049,772,358	$217,768,246	$22,867,244

Affiliated Investments at value[2]	11,410,000	—	—	—

Cash	5,792	62,210,438	—	—

Receivable for investments sold	—	—	—	194,481

Dividend and interest receivables	14,196,210	9,125,393	1,957,590	91,896

Securities lending income receivable	15,446	8,192	2,369	544

Receivable for Fund shares sold	1,331,483	828,553	123,037	—

Receivable from Affiliate	—	—	9,605	7,789

Prepaid expenses and other assets	93,023	76,610	22,511	16,196

Total assets	7,338,456,603	3,122,021,544	219,883,358	23,178,150

Liabilities:

Payable upon return of securities loaned	8,942,692	24,529,730	1,163,638	55,905

Payable for investments purchased	55,947,368	13,730,580	297,909	—

Payable for Fund shares repurchased	4,785,567	1,980,415	147,309	—

Accrued expenses:

Investment advisory and management fees	2,635,362	2,261,551	131,669	11,025

Administrative fees	919,185	389,923	27,817	2,999

Shareholder service fees	527,612	230,814	1,115	667

Other	477,496	224,292	29,298	43,487

Total liabilities	74,235,282	43,347,305	1,798,755	114,083

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$7,264,221,321	$3,078,674,239	$218,084,603	$23,064,067

[1] Investments at cost	$4,436,119,601	$1,968,246,177	$169,641,410	$17,818,211

[2] Affiliated Investments at cost	$61,145,941	—	—	—

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities (continued)

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Net Assets Represent:

Paid-in capital	$3,592,389,774	$1,512,031,646	$144,154,822	$15,607,116

Total distributable earnings/(accumulated losses)	3,671,831,547	1,566,642,593	73,929,781	7,456,951

Net Assets	$7,264,221,321	$3,078,674,239	$218,084,603	$23,064,067

Class N:

Net Assets	—	$1,481,600,365	$5,409,973	—

Shares outstanding	—	63,163,797	275,791	—

Net asset value, offering and redemption price per share	—	$23.46	$19.62	—

Class I:

Net Assets	$7,264,221,321	$1,597,073,874	$212,674,630	$7,429,136

Shares outstanding	281,844,848	68,435,977	10,803,446	607,431

Net asset value, offering and redemption price per share	$25.77	$23.34	$19.69	$12.23

Class Z:

Net Assets	—	—	—	$15,634,931

Shares outstanding	—	—	—	1,275,105

Net asset value, offering and redemption price per share	—	—	—	$12.26

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations (unaudited) For the six months ended June 30, 2026

	AMG Yacktman Fund	AMG Yacktman Focused Fund	AMG Yacktman Global Fund	AMG Yacktman Special Opportunities Fund

Investment Income:

Dividend income	$221,295,186 [1]	$105,269,995 [2]	$9,290,656 [3]	$413,213

Interest income	9,261,079	5,022,069	1,101	149

Dividends from affiliated securities	372,500	—	—	—

Securities lending income	122,508	10,035	5,613	2,716

Foreign withholding tax	(4,993,455)	(3,313,873)	(325,389)	(31,857)

Total investment income	226,057,818	106,988,226	8,971,981	384,221

Expenses:

Investment advisory and management fees	15,357,870	12,937,886	744,494	146,116

Administrative fees	5,352,126	2,230,670	157,288	19,601

Shareholder servicing fees - Class N	—	1,314,861	4,513	—

Shareholder servicing fees - Class I	3,054,974	—	—	3,832

Custodian fees	365,302	189,692	39,920	17,615

Trustee fees and expenses	287,953	117,424	8,105	1,065

Professional fees	266,452	120,533	32,950	20,273

Transfer agent fees	159,662	67,916	4,497	1,990

Reports to shareholders	128,412	57,168	5,013	4,253

Registration fees	32,065	34,501	13,542	10,904

Miscellaneous	129,313	52,764	3,795	1,940

Total expenses before offsets	25,134,129	17,123,415	1,014,117	227,589

Expense reimbursements	—	—	(34,422)	(42,359)

Fee waiver	(57,333)	(29,471)	—	—

Net expenses	25,076,796	17,093,944	979,695	185,230

Net investment income	200,981,022	89,894,282	7,992,286	198,991

Net Realized and Unrealized Gain:

Net realized gain on investments	682,832,029	451,461,534	30,180,207	3,053,550

Net realized loss on foreign currency transactions	(3,775,706)	(2,610,369)	(245,201)	(7,808)

Net change in unrealized appreciation/(depreciation) on investments	53,926,771	43,492,823	2,101,088	28,663

Net change in unrealized appreciation/(depreciation) on foreign currency translations	(133,662)	(95,749)	(8,830)	(1,865)

Net change in unrealized appreciation/(depreciation) on affiliated investments	(25,902,268)	—	—	—

Net realized and unrealized gain	706,947,164	492,248,239	32,027,264	3,072,540

Net increase in net assets resulting from operations	$907,928,186	$582,142,521	$40,019,550	$3,271,531

1 Includes non-recurring dividends of $151,939,013.

2 Includes non-recurring dividends of $70,389,825.

3 Includes non-recurring dividends of $6,008,888.

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025

	AMG Yacktman Fund		AMG Yacktman Focused Fund

	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025

Increase in Net Assets Resulting From Operations:

Net investment income	$200,981,022	$105,462,806	$89,894,282	$40,140,423

Net realized gain on investments	679,056,323	750,953,766	448,851,165	279,417,225

Net change in unrealized appreciation/(depreciation) on investments	27,890,841	364,777,893	43,397,074	244,137,814

Net increase in net assets resulting from operations	907,928,186	1,221,194,465	582,142,521	563,695,462

Distributions to Shareholders:

Class N	—	—	—	(203,738,060)

Class I	—	(1,054,557,434)	—	(227,531,788)

Total distributions to shareholders	—	(1,054,557,434)	—	(431,269,848)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(394,533,120)	(817,018,081)	(168,744,708)	(396,490,861)

Total increase/(decrease) in net assets	513,395,066	(650,381,050)	413,397,813	(264,065,247)

Net Assets:

Beginning of period	6,750,826,255	7,401,207,305	2,665,276,426	2,929,341,673

End of period	$7,264,221,321	$6,750,826,255	$3,078,674,239	$2,665,276,426

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

16

Statements of Changes in Net Assets (continued) For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025

	AMG Yacktman Global Fund		AMG Yacktman Special Opportunities Fund

	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025

Increase in Net Assets Resulting From Operations:

Net investment income	$7,992,286	$3,028,591	$198,991	$403,047

Net realized gain on investments	29,935,006	11,793,032	3,045,742	1,006,277

Net change in unrealized appreciation/(depreciation) on investments	2,092,258	32,053,376	26,798	1,225,275

Net increase in net assets resulting from operations	40,019,550	46,874,999	3,271,531	2,634,599

Distributions to Shareholders:

From net investment income and/or realized gain on investments:

Class N	—	(184,767)	—	—

Class I	—	(22,287,235)	—	(233,213)

Class Z	—	—	—	(669,061)

From paid-in capital:

Class N	—	(17,011)	—	—

Class I	—	(2,051,907)	—	—

Total distributions to shareholders	—	(24,540,920)	—	(902,274)

Capital Share Transactions:[1]

Net increase/(decrease) from capital share transactions	(3,992,380)	9,157,810	(5,283,201)	(10,464,617)

Total increase/(decrease) in net assets	36,027,170	31,491,889	(2,011,670)	(8,732,292)

Net Assets:

Beginning of period	182,057,433	150,565,544	25,075,737	33,808,029

End of period	$218,084,603	$182,057,433	$23,064,067	$25,075,737

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

17

AMG Yacktman Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$22.67	$22.37	$23.34	$21.13	$24.50	$21.26

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.70 [3]	0.37	0.42	0.38	0.35	0.26 [4]

Net realized and unrealized gain/(loss) on investments	2.40	3.96	0.78	2.86	(2.17)	3.89

Total income/(loss) from investment operations	3.10	4.33	1.20	3.24	(1.82)	4.15

Less Distributions to Shareholders from:

Net investment income	—	(1.13)	(0.47)	(0.42)	(0.33)	(0.27)

Net realized gain on investments	—	(2.90)	(1.70)	(0.61)	(1.22)	(0.64)

Total distributions to shareholders	—	(4.03)	(2.17)	(1.03)	(1.55)	(0.91)

Net Asset Value, End of Period	$25.77	$22.67	$22.37	$23.34	$21.13	$24.50

Total Return[2,5]	13.72%[6]	19.82%	4.91%	15.39%	(7.37)%	19.63%

Ratio of net expenses to average net assets	0.70%[7]	0.70%	0.71%	0.70%	0.70%	0.70%

Ratio of gross expenses to average net assets[8]	0.70%[7]	0.70%	0.71%	0.70%	0.70%	0.70%

Ratio of net investment income to average net assets[2]	5.63%[7]	1.55%	1.71%	1.68%	1.54%	1.09%

Portfolio turnover	9%[6]	1%	6%	5%	11%	15%

Net assets end of period (000’s) omitted	$7,264,221	$6,750,826	$7,401,207	$8,474,033	$7,973,041	$9,475,623

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.17.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.21.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

18

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$19.21	$18.49	$20.18	$18.11	$21.21	$19.09

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.65 [3]	0.28	0.29	0.20	0.22	0.14 [4]

Net realized and unrealized gain/(loss) on investments	3.60	4.00	(0.10)	2.76	(1.94)	2.98

Total income/(loss) from investment operations	4.25	4.28	0.19	2.96	(1.72)	3.12

Less Distributions to Shareholders from:

Net investment income	—	(1.17)	(0.36)	(0.25)	(0.21)	(0.16)

Net realized gain on investments	—	(2.39)	(1.52)	(0.64)	(1.17)	(0.84)

Total distributions to shareholders	—	(3.56)	(1.88)	(0.89)	(1.38)	(1.00)

Net Asset Value, End of Period	$23.46	$19.21	$18.49	$20.18	$18.11	$21.21

Total Return[2,5]	22.12%[6]	23.94%	0.72%	16.45%	(8.06)%	16.45%

Ratio of net expenses to average net assets	1.25%[7]	1.25%	1.25%	1.25%[8]	1.25%[8]	1.25%[8]

Ratio of gross expenses to average net assets[9]	1.25%[7]	1.25%	1.25%	1.25%[8]	1.25%[8]	1.25%[8]

Ratio of net investment income to average net assets[2]	5.95%[7]	1.43%	1.37%	1.02%	1.14%	0.68%

Portfolio turnover	14%[6]	1%	5%	4%	13%	19%

Net assets end of period (000’s) omitted	$1,481,600	$1,279,067	$1,475,548	$1,798,471	$1,730,316	$2,158,777

The accompanying notes are an integral part of these financial statements.

19

AMG Yacktman Focused Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$19.09	$18.40	$20.10	$18.04	$21.13	$19.03

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.67 [3]	0.32	0.32	0.23	0.26	0.18 [4]

Net realized and unrealized gain/(loss) on investments	3.58	3.98	(0.10)	2.76	(1.93)	2.96

Total income/(loss) from investment operations	4.25	4.30	0.22	2.99	(1.67)	3.14

Less Distributions to Shareholders from:

Net investment income	—	(1.22)	(0.40)	(0.29)	(0.25)	(0.20)

Net realized gain on investments	—	(2.39)	(1.52)	(0.64)	(1.17)	(0.84)

Total distributions to shareholders	—	(3.61)	(1.92)	(0.93)	(1.42)	(1.04)

Net Asset Value, End of Period	$23.34	$19.09	$18.40	$20.10	$18.04	$21.13

Total Return[2,5]	22.26%[6]	24.14%	0.88%	16.67%	(7.85)%	16.62%

Ratio of net expenses to average net assets	1.06%[7]	1.06%	1.07%	1.06%	1.06%	1.06%

Ratio of gross expenses to average net assets[9]	1.06%[7]	1.06%	1.07%	1.06%	1.06%	1.06%

Ratio of net investment income to average net assets[2]	6.14%[7]	1.62%	1.55%	1.21%	1.33%	0.87%

Portfolio turnover	14%[6]	1%	5%	4%	13%	19%

Net assets end of period (000’s) omitted	$1,597,074	$1,386,209	$1,453,794	$1,901,862	$1,806,085	$2,309,078

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.13 and $0.15 for Class N and Class I, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09 and $0.13 for Class N and Class I, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%, less than 0.01% and 0.01% for the fiscal years ended 2023, 2022 and 2021, respectively.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

20

AMG Yacktman Global Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$16.14	$14.05	$15.30	$14.21	$16.36	$15.69

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.70 [3]	0.26	0.29	0.29 [4]	0.21	0.19 [5]

Net realized and unrealized gain/(loss) on investments	2.78	4.22	(0.76)	2.00	(1.74)	1.80

Total income/(loss) from investment operations	3.48	4.48	(0.47)	2.29	(1.53)	1.99

Less Distributions to Shareholders from:

Net investment income	—	(1.86)	(0.32)	(0.68)	—	(0.55)

Net realized gain on investments	—	(0.36)	(0.40)	(0.52)	(0.62)	(0.77)

Paid in capital	—	(0.17)	(0.06)	—	—	—

Total distributions to shareholders	—	(2.39)	(0.78)	(1.20)	(0.62)	(1.32)

Net Asset Value, End of Period	$19.62	$16.14	$14.05	$15.30	$14.21	$16.36

Total Return[2,6]	21.56%[7]	32.37%	(3.14)%	16.30%	(9.31)%	12.96%

Ratio of net expenses to average net assets	1.13%[8]	1.13%[9]	1.13%	1.13%	1.13%	1.16%[10]

Ratio of gross expenses to average net assets[11]	1.16%[8]	1.25%	1.17%	1.16%	1.17%	1.18%[10]

Ratio of net investment income to average net assets[2]	7.43%[8]	1.64%	1.87%	1.92%	1.47%	1.12%

Portfolio turnover	18%[7]	16%	8%	11%	11%	17%

Net assets end of period (000’s) omitted	$5,410	$1,614	$1,547	$2,325	$1,354	$775

The accompanying notes are an integral part of these financial statements.

21

AMG Yacktman Global Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$16.18	$14.08	$15.34	$14.25	$16.36	$15.69

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.71 [3]	0.29	0.33	0.32 [4]	0.25	0.22 [5]

Net realized and unrealized gain/(loss) on investments	2.80	4.23	(0.77)	2.00	(1.74)	1.79

Total income/(loss) from investment operations	3.51	4.52	(0.44)	2.32	(1.49)	2.01

Less Distributions to Shareholders from:

Net investment income	—	(1.89)	(0.36)	(0.71)	—	(0.57)

Net realized gain on investments	—	(0.36)	(0.40)	(0.52)	(0.62)	(0.77)

Paid in capital	—	(0.17)	(0.06)	—	—	—

Total distributions to shareholders	—	(2.42)	(0.82)	(1.23)	(0.62)	(1.34)

Net Asset Value, End of Period	$19.69	$16.18	$14.08	$15.34	$14.25	$16.36

Total Return[2,6]	21.69%[7]	32.71%	(3.01)%	16.46%	(9.06)%	13.08%

Ratio of net expenses to average net assets	0.93%[8]	0.93%[9]	0.93%	0.93%	0.93%	1.00%[10]

Ratio of gross expenses to average net assets[11]	0.96%[8]	1.05%	0.97%	0.96%	0.97%	1.02%[10]

Ratio of net investment income to average net assets[2]	7.63%[8]	1.84%	2.07%	2.12%	1.67%	1.28%

Portfolio turnover	18%[7]	16%	8%	11%	11%	17%

Net assets end of period (000’s) omitted	$212,675	$180,444	$149,018	$187,741	$149,491	$170,316

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.16 and $0.18 for Class N and Class I, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.23 and $0.26 for Class N and Class I, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.15 and $0.17 for Class N and Class I, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[10]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to less than 0.01%.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

22

AMG Yacktman Special Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$10.84	$10.20	$10.68	$11.27	$13.16	$11.02

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	0.09	0.15	0.27	0.32 [3]	0.08	(0.01)

Net realized and unrealized gain/(loss) on investments	1.30	0.88	0.35	0.04	(1.87)	2.65

Total income/(loss) from investment operations	1.39	1.03	0.62	0.36	(1.79)	2.64

Less Distributions to Shareholders from:

Net investment income	—	(0.39)	(0.55)	(0.68)	—	(0.15)

Net realized gain on investments	—	—	(0.49)	(0.27)	(0.10)	(0.35)

Paid in capital	—	—	(0.06)	—	—	—

Total distributions to shareholders	—	(0.39)	(1.10)	(0.95)	(0.10)	(0.50)

Net Asset Value, End of Period	$12.23	$10.84	$10.20	$10.68	$11.27	$13.16

Total Return[2,4]	12.84%[5]	10.22%	5.95%	3.24%	(13.59)%	24.30%

Ratio of net expenses to average net assets[6]	1.49%[7]	0.96%	0.81%[8]	1.13%	1.96%[9]	2.29%[9]

Ratio of gross expenses to average net assets[6,10]	1.81%[7]	1.28%	0.91%	1.19%	2.00%[9]	2.29%[9]

Ratio of net investment income (loss) to average net assets[2,6]	1.45%[7]	1.38%	2.53%	2.81%	0.69%	(0.09)%

Portfolio turnover	6%[5]	7%	10%	24%	40%	21%

Net assets end of period (000’s) omitted	$7,429	$6,484	$12,085	$38,793	$47,024	$33,912

The accompanying notes are an integral part of these financial statements.

23

AMG Yacktman Special Opportunities Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal years ended December 31,
Class Z		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$10.86	$10.22	$10.71	$11.31	$13.20	$11.04

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.09	0.16	0.29	0.33 [3]	0.10	0.00 [11]

Net realized and unrealized gain/(loss) on investments	1.31	0.89	0.34	0.03	(1.88)	2.67

Total income/(loss) from investment operations	1.40	1.05	0.63	0.36	(1.78)	2.67

Less Distributions to Shareholders from:

Net investment income	—	(0.41)	(0.57)	(0.69)	(0.01)	(0.16)

Net realized gain on investments	—	—	(0.49)	(0.27)	(0.10)	(0.35)

Paid in capital	—	—	(0.06)	—	—	—

Total distributions to shareholders	—	(0.41)	(1.12)	(0.96)	(0.11)	(0.51)

Net Asset Value, End of Period	$12.26	$10.86	$10.22	$10.71	$11.31	$13.20

Total Return[2,4]	12.90%[5]	10.33%	5.95%	3.44%	(13.57)%	24.42%

Ratio of net expenses to average net assets[6]	1.39%[7]	0.86%	0.71%[8]	1.03%	1.86%[9]	2.19%[9]

Ratio of gross expenses to average net assets[6,10]	1.71%[7]	1.18%	0.81%	1.09%	1.90%[9]	2.19%[9]

Ratio of net investment income to average net assets[2,6]	1.55%[7]	1.48%	2.63%	2.91%	0.79%	0.01%

Portfolio turnover	6%[5]	7%	10%	24%	40%	21%

Net assets end of period (000’s) omitted	$15,635	$18,592	$21,723	$34,337	$36,782	$78,197

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.27 and $0.28 for Class I and Class Z, respectively.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]

Includes a performance adjustment amounting to (0.25)% for the six months ended June 30, 2026, which is annualized, and (0.78)%, (0.93)%, (0.61)%, 0.22% and 0.55% for the fiscal years ended 2025, 2024, 2023, 2022 and 2021, respectively. (See Note 2 in the Notes to Financial Statements)

[7]	Annualized.

[8]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[9]	Such ratio includes recapture of waived/reimbursed fees from prior periods amounting to 0.01%.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

24

Notes to Financial Statements (unaudited) June 30, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Yacktman Fund (“Yacktman Fund”), AMG Yacktman Focused Fund (“Yacktman Focused”), AMG Yacktman Global Fund (“Yacktman Global”) and AMG Yacktman Special Opportunities Fund (“Yacktman Special Opportunities”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Yacktman Fund and Yacktman Special Opportunities have established Class N, Class I and Class Z shares. Currently, Yacktman Fund offers only Class I shares and Yacktman Special Opportunities offers only Class I and Class Z shares. Yacktman Focused and Yacktman Global have established and offer Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Yacktman Focused, Yacktman Global and Yacktman Special Opportunities are non-diversified Funds.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including options, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be

25

Notes to Financial Statements (continued)

observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, option contracts, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for Yacktman Fund, Yacktman Focused and Yacktman Special Opportunities are primarily due to equalization utilized. Yacktman Global had no permanent differences. Temporary differences for Yacktman Focused are due to callable bond premiums. In addition, temporary differences for each Fund are due to wash sale loss deferrals and mark-to-market on passive foreign investment companies.

At June 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Yacktman Fund	$4,497,265,542	$3,036,666,634	$(211,117,527)	$2,825,549,107

Yacktman Focused	1,968,246,177	1,184,784,287	(103,258,106)	1,081,526,181

Yacktman Global	169,641,410	58,427,016	(10,300,180)	48,126,836

Yacktman Special Opportunities	17,818,211	7,364,524	(2,315,491)	5,049,033

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

26

Notes to Financial Statements (continued)

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025, the capital stock transactions by class for the Funds were as follows:

	Yacktman Fund				Yacktman Focused

	June 30, 2026		December 31, 2025		June 30, 2026		December 31, 2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	—	—	—	—	2,222,816	$48,905,756	2,399,680	$46,328,072

Shares issued in reinvestment of distributions	—	—	—	—	—	—	10,843,340	200,276,490

Shares redeemed	—	—	—	—	(5,656,070)	(124,281,172)	(26,457,711)	(523,300,966)

Net decrease	—	—	—	—	(3,433,254)	$(75,375,416)	(13,214,691)	$(276,696,404)

Class I:

Shares sold	9,654,718	$238,926,725	21,202,841	$490,298,431	5,305,400	$116,526,196	12,805,704	$257,210,178

Shares issued in reinvestment of distributions	—	—	43,463,740	959,244,757	—	—	11,507,509	211,277,872

Shares redeemed	(25,576,269)	(633,459,845)	(97,731,798)	(2,266,561,269)	(9,481,626)	(209,895,488)	(30,720,942)	(588,282,507)

Net decrease	(15,921,551)	$(394,533,120)	(33,065,217)	$(817,018,081)	(4,176,226)	$(93,369,292)	(6,407,729)	$(119,794,457)

	Yacktman Global				Yacktman Special Opportunities

	June 30, 2026		December 31, 2025		June 30, 2026		December 31, 2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	388,742	$7,306,409	33,295	$537,158	—	—	—	—

Shares issued in reinvestment of distributions	—	—	12,254	191,162	—	—	—	—

Shares redeemed	(212,941)	(4,138,410)	(55,643)	(859,011)	—	—	—	—

Net increase/(decrease)	175,801	$3,167,999	(10,094)	$(130,691)	—	—	—	—

Class I:

Shares sold	875,238	$16,056,836	1,245,441	$19,443,541	226,701	$2,785,216	39,117	$411,529

Shares issued in reinvestment of distributions	—	—	1,454,937	22,755,217	—	—	20,991	222,506

Shares redeemed	(1,224,674)	(23,217,215)	(2,128,409)	(32,910,257)	(217,353)	(2,704,044)	(647,037)	(6,654,290)

Net increase/(decrease)	(349,436)	$(7,160,379)	571,969	$9,288,501	9,348	$81,172	(586,929)	$(6,020,255)

Class Z:

Shares sold	—	—	—	—	1,550	$18,757	32,609	$365,614

Shares issued in reinvestment of distributions	—	—	—	—	—	—	63,000	669,061

Shares redeemed	—	—	—	—	(438,018)	(5,383,130)	(509,829)	(5,479,037)

Net decrease	—	—	—	—	(436,468)	$(5,364,373)	(414,220)	$(4,444,362)

27

Notes to Financial Statements (continued)

Transactions by shareholders of record that individually or collectively hold greater than 5% of a Fund’s shares outstanding may have a material impact on a Fund. At June 30, 2026, one affiliated investor, Yacktman Asset Management LP, owned 29% and three shareholders collectively owned 24% of Yacktman Special Opportunities’ shares outstanding, and one shareholder owned 5% of Yacktman Global’s shares outstanding.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2026, the market value of Repurchase Agreements outstanding for Yacktman Fund, Yacktman Focused, Yacktman Global and Yacktman Special Opportunities was $286,456,692, $120,527,730, $1,163,638 and $55,905, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”) who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2026, the Funds’ investment management fees were paid at the following annual rates of each Fund’s respective average daily net assets:

Yacktman Fund	0.43%[1]

on first $500 million	0.52%

next $500 million	0.47%

over $1 billion	0.42%

Yacktman Focused	0.87%

Yacktman Global	0.71%

Yacktman Special Opportunities	1.37%

[1]	The rate shown is the effective rate as of June 30, 2026.

The fee paid to Yacktman for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

Yacktman Special Opportunities has a performance-based fee structure that consists of an investment management fee and a performance adjustment (“Performance Adjustment”). The monthly investment management fee is increased or reduced by the Performance Adjustment, based on the Fund’s performance relative to the MSCI ACWI All Cap Index over the then preceding twelve months. The performance adjustment for each month ranges from an annual rate of -0.75% to +0.75% and is multiplied by the Fund’s average monthly net assets for the prior rolling 12 months. For the six months ended June 30, 2026, the Performance Adjustment decreased the investment management fee by a net amount of $32,907 or an annualized rate of 0.25% of the Fund’s average daily net assets, resulting in an effective investment management fee rate of 1.12% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least May 1, 2027, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses, as well as shareholder servicing fees and distribution and service (12b-1) fees and, with respect to Yacktman Special Opportunities, investment management fees and administrative fees) of Yacktman Global and Yacktman Special Opportunities to the annual rate of 0.93% and 0.12%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect for the applicable Fund or share class from time to time, the “Expense Cap”), subject to later reimbursement by the applicable Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may

28

Notes to Financial Statements (continued)

recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation (unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund).

For the six months ended June 30, 2026, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense	Repayment of
	Reimbursements	Prior Reimbursements

Yacktman Global	$34,422	—
Yacktman Special Opportunities	42,359	—

At June 30, 2026, the Funds’ expiration of reimbursements subject to recoupment, if any, is as follows:

Expiration Period	Yacktman Global	Yacktman Special Opportunities

Less than 1 year	$71,631	$47,557
1-2 years	91,297	72,023

2-3 years	173,289	88,104

Total	$336,217	$207,684

The Investment Manager has agreed to waive a portion of its investment management fee in consideration of a shareholder servicing rebate that it has received from JPMorgan Distribution Services, Inc., with respect to direct investments in the JPMorgan U.S. Government Money Market Fund, IM Shares by Yacktman Fund and Yacktman Focused. For the six months ended June 30, 2026, the investment management fees for Yacktman Fund and Yacktman Focused were reduced by $57,333 and $29,471, respectively, or less than 0.01% of each Fund’s average daily net assets.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N of Yacktman Focused and Yacktman Global and for Class I of Yacktman Fund and Yacktman Special Opportunities, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares of Yacktman Focused and Yacktman Global and Class I shares of Yacktman Fund and Yacktman Special Opportunities may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2026, was as follows:

	Maximum Annual	Actual
	Amount	Amount
Fund	Approved	Incurred

Yacktman Fund

Class I	0.20%	0.09%

Yacktman Focused

Class N	0.20%	0.19%

Yacktman Global

Class N	0.20%	0.20%

Yacktman Special Opportunities

Class I	0.10%	0.10%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2026, the Funds had no interfund loans outstanding. The Funds did not borrow during the six months ended June 30, 2026.

29

Notes to Financial Statements (continued)

The following Funds utilized the interfund lending program during the six months ended June 30, 2026 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Yacktman Fund	$1,508,333	4	$745	4.510%

Yacktman Global	2,971,085	3	1,101	4.510%

Yacktman Special Opportunities	1,198,355	1	149	4.528%

Yacktman Focused did not lend during the six months ended June 30, 2026.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2026, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Yacktman Fund	$600,324,058	$962,308,916

Yacktman Focused	354,732,115	618,226,998

Yacktman Global	35,867,554	48,053,507

Yacktman Special Opportunities	1,372,165	5,819,378

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2026.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at June 30, 2026, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Yacktman Fund	$91,370,256	$8,942,692	$83,171,077	$92,113,769

Yacktman Focused	23,928,442	24,529,730	629,584	25,159,314

Yacktman Global	1,759,759	1,163,638	676,836	1,840,474

Yacktman Special Opportunities	1,254,024	55,905	1,250,073	1,305,978

The following table summarizes the securities received as collateral for securities lending at June 30, 2026:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Yacktman Fund	U.S. Treasury Obligations	0.000%-7.000%	07/31/26-03/01/56

Yacktman Focused	U.S. Treasury Obligations	0.125%-4.750%	07/15/26-05/15/55

Yacktman Global	U.S. Treasury Obligations	0.000%-4.875%	07/31/26-08/15/55

Yacktman Special Opportunities	U.S. Treasury Obligations	0.000%-4.875%	07/15/26-08/15/55

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the

30

Notes to Financial Statements (continued)

market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject certain Funds to the risk that those currencies will decline in value relative to the U.S. dollar.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Derivatives Risk: The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Focused Investment Risk: To the extent a Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of the Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Geographic Focus Risk: To the extent a Fund focuses its investments in a particular country, group of countries or geographic region, the Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

Risks Associated with Investment in Japan: Investments in Japan are susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, and, therefore, is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. The Japanese economy, at times, has been impacted by government regulation, intervention, and protectionism; cross-ownership among major corporations; an aging demographic; and a declining population.

The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy.

Risks Associated with Investment in South Korea: Investments in South Korean issuers will subject a Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or the threat of an outbreak of such hostilities, may have a severe adverse effect on the South Korean economy. The South Korean economy is reliant on trading exports, and disruptions or decreases in trade activity could lead to declines in South Korea’s economic growth potential.

Hedging Risk: There is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Funds may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when they would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Funds.

Large-Capitalization Stock Risk: The stocks of large capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small-, mid-, or micro-capitalization companies.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that Yacktman’s investment techniques and risk analysis will produce the desired result.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

31

Notes to Financial Statements (continued)

Micro-Capitalization Stock Risk: The stocks of micro-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Non-Diversified Fund Risk: Certain Funds are non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Funds at greater risk. Notwithstanding the Funds’ status as “non-diversified” investment companies under the 1940 Act, the Funds intend to qualify each year as regulated investment companies accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. The Funds’ intention to qualify as regulated investment companies may limit their pursuit of their investment strategy and their investment strategy could limit their ability to so qualify.

Performance-Based Fee Risk: The prospect of a positive or negative performance adjustment may create an incentive for the Fund’s portfolio manager to take greater risks with the Fund’s portfolio. In addition, because performance adjustments are based upon past performance, a shareholder may pay a higher or lower management fee for performance that occurred prior to the shareholder’s investment in the Fund.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. OPTIONS

The Funds may purchase and write call options and put options on a variety of underlying securities and instruments, including, but not limited to, specific securities, securities indices, futures contracts and foreign currencies. The Funds purchase or write call and put options to generate income and hedge against losses or lock in gains of underlying portfolio security positions. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying security or instrument at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security or instrument at the agreed-upon price during the option period. Options purchased are recorded as an asset, while options written (sold) are recorded as liabilities. When a Fund writes options it bears the risk of an unfavorable change in the market value of the instrument underlying the written option. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. During the six months ended June 30, 2026, the Funds did not purchase or write call and put options.

9. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2026:

32

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Yacktman Fund

Daiwa Capital Markets America	$179,755	—	$179,755	$179,755	—

State of Wisconsin Investment Board	8,762,937	—	8,762,937	8,762,937	—

Fixed Income Clearing Corp.	277,514,000	—	277,514,000	277,514,000	—

Total	$286,456,692	—	$286,456,692	$286,456,692	—

Yacktman Focused

Daiwa Capital Markets America	$493,057	—	$493,057	$493,057	—

State of Wisconsin Investment Board	24,036,673	—	24,036,673	24,036,673	—

Fixed Income Clearing Corp.	95,998,000	—	95,998,000	95,998,000	—

Total	$120,527,730	—	$120,527,730	$120,527,730	—

Yacktman Global

Citadel Securities LLC	$47,000	—	$47,000	$47,000	—

Daiwa Capital Markets America	70,638	—	70,638	70,638	—

Jefferies LLC	1,046,000	—	1,046,000	1,046,000	—

Total	$1,163,638	—	$1,163,638	$1,163,638	—

Yacktman Special Opportunities

Citadel Securities LLC	$52,000	—	$52,000	$52,000	—

Daiwa Capital Markets America	3,905	—	3,905	3,905	—

Total	$55,905	—	$55,905	$55,905	—

10. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

33

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2026 is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2026.

Trustee fees and expenses

AMG Yacktman Fund	$287,953

AMG Yacktman Focused Fund	117,424

AMG Yacktman Global Fund	8,105

AMG Yacktman Special Opportunities Fund	1,065

34

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Global Fund, and AMG Yacktman Special Opportunities Fund: Approval of Investment Management Agreement and Subadvisory Agreements on June 3, 2026

At a meeting held on May 27, 2026, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds (the “Trust”) considered, and at a meeting held in-person on June 3, 2026, the Board, and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Global Fund, and AMG Yacktman Special Opportunities Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to each Fund, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with Yacktman Asset Management LP, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and Subadvisory Agreements; and (c)

met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for AMG Yacktman Special Opportunities Fund and AMG Yacktman Global Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and

35

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the Subadviser with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG Yacktman Focused Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2026, was above, above, below, and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance of the Fund Benchmark and the Peer Group and the fact that the Fund ranked in the top decile relative to its Peer Group for the 1-year and 10-year periods. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (the Fund’s sole share class) for the 1-year, 3-year, 5-year and 10-year periods ended

March 31, 2026 was above, above, below, and above, respectively, the median performance of the Peer Group and above, at, below, and above, respectively, the performance of the Fund Benchmark, the Russell 1000 Value Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent outperformance relative to the Fund Benchmark and the Peer Group, and the fact that the Fund ranked in the top decile relative to its Peer Group for the 1-year period and in the top third relative to its Peer Group for the 10-year period. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Global Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class I shares (which share class has the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, and 5-year periods ended March 31, 2026 and for the period from the Fund’s inception on January 30, 2017 through March 31, 2026 was above the median performance of the Peer Group and above, below, below, and above, respectively, the performance of the Fund Benchmark, the MSCI World Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s outperformance relative to its Peer Group and the Fund’s more recent outperformance relative to the Fund Benchmark. The Trustees noted that Class I shares of the Fund ranked in the top percentile relative to its Peer Group for the period from the Fund’s inception through March 31, 2026 and in the top decile relative to its Peer Group for the 1-year, 3-year, and 5-year periods. The Trustees also took into account the fact that the Fund’s investment strategy and Fund Benchmark changed effective July 1, 2021, and that the performance information prior to that date reflected that of the Fund’s prior investment strategy. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory.

With respect to AMG Yacktman Special Opportunities Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class Z shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2026, was below, below, below, and above, respectively, the median performance of the Peer Group and above, below, below, and below, respectively, the performance of the Fund Benchmark, the MSCI ACWI All Cap Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance and longer-term outperformance relative to the Peer Group and the Fund’s more recent outperformance and longer-term underperformance relative to the Fund Benchmark. The Trustees noted that Class Z shares of the Fund ranked in the top quartile relative to its Peer Group for the 10-year period and in the top percentile relative to its Peer Group for the 2021 calendar year. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of

36

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees also noted payments are made from the Subadviser to the Investment Manager, and other payments are made from the Investment Manager to the Subadviser. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for AMG Yacktman Special Opportunities Fund and AMG Yacktman Global Fund. The Board also took into account management’s discussion of the advisory fee structure, and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as each Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadviser, the Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationships. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the subadvisory fee structure, and the services the Subadviser provides in performing its functions under each Subadvisory Agreement and the differences in, among other things, portfolio composition, cash holdings, security holdings, strategy and diversification among the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG Yacktman Focused Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were both rated in the High rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds and select competitors. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager) and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Fund, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses as of March 31, 2026, were both rated in the Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Global Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were both rated in the Below Average rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.93%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG Yacktman Special Opportunities Fund, the Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the class of shares which is the primary focus of the Fund’s distribution) of the Fund as of March 31, 2026, were both rated in the Low rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.12%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

37

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders.

Accordingly, on June 3, 2026, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

38

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Yacktman Asset Management LP

6300 Bridge Point Parkway

Building One, Suite 500

Austin, TX 78730

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

1350 Penn Avenue, Suite 102

Pittsburgh, PA 15222

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of a prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	063026 SAR071

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds June 30, 2026 AMG GW&K Municipal Enhanced SMA Shares

Ticker: MESHX

AMG GW&K Securitized Bond SMA Shares

Ticker: GWSBX

AMG GW&K High Yield Bond SMA Shares

Ticker: GWHYX

wealth.amg.com	063026 SAR090

AMG Funds Semi-Annual Financial Statements — June 30, 2026 (unaudited)

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (unaudited) June 30, 2026

	Principal Amount	Value

Municipal Bonds - 95.8%

Alabama - 3.5%

County of Jefferson Sewer Revenue, 5.250%, 10/01/49	$1,600,000	$1,669,874
5.500%, 10/01/53	7,060,000	7,430,942

Total Alabama		9,100,816

California - 0.1%

California Municipal Finance Authority, Series A 4.000%, 02/01/51	240,000	213,204

Colorado - 1.5%

Colorado Health Facilities Authority, Series A, 5.125%, 12/01/55	1,315,000	1,326,511
5.250%, 12/01/54	1,000,000	1,042,036

Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	1,340,000	1,614,049

Total Colorado		3,982,596

Florida - 10.0%

Capital Trust Authority, Series A, 5.000%, 06/01/54[1]	1,000,000	943,603
5.000%, 06/01/64[1]	1,765,000	1,646,879

County of Miami-Dade Florida Seaport Department, Series 1, (AG) 4.000%, 10/01/45	2,275,000	2,123,228

Escambia County Health Facilities Authority 4.000%, 08/15/50	1,600,000	1,411,123

Florida Development Finance Corp., 4.000%, 02/01/52	510,000	420,231
5.000%, 02/01/52	325,000	312,330
5.250%, 08/01/55	1,750,000	1,800,474

Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.750%, 07/01/54	1,210,000	1,217,524

Greater Orlando Aviation Authority 5.500%, 11/01/37	1,000,000	1,073,923

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	845,000	758,670

Miami Beach Health Facilities Authority, 4.000%, 11/15/46	2,675,000	2,487,845
4.000%, 11/15/51	1,250,000	1,115,079

Orange County Health Facilities Authority, Series A 5.250%, 10/01/56	3,500,000	3,675,424

Palm Beach County Health Facilities Authority, Series B 5.000%, 11/15/55	2,450,000	2,471,670

Village Community Development District No 15, 4.550%, 05/01/44[1]	985,000	986,808
4.800%, 05/01/55[1]	990,000	960,683

	Principal Amount	Value

Village Community Development District No 16 5.125%, 05/01/56	$2,600,000	$2,616,000

Total Florida		26,021,494

Georgia - 1.2%

Fayette County Development Authority, 5.250%, 10/01/49	1,530,000	1,579,205
5.250%, 10/01/54	1,500,000	1,533,755

Total Georgia		3,112,960

Idaho - 0.7%

Idaho Health Facilities Authority, Series A 4.375%, 03/01/53	2,000,000	1,939,372

Illinois - 5.1%

Chicago O’Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	1,100,000	1,106,163

Chicago Transit Authority Sales Tax Receipts Fund, Series A, 5.000%, 12/01/59	1,500,000	1,529,490
5.500%, 12/01/56	1,500,000	1,600,017

Metropolitan Pier & Exposition Authority, 4.000%, 12/15/42	325,000	316,825
4.000%, 06/15/52	485,000	427,291
5.000%, 06/15/50	980,000	988,892

State of Illinois, Series A 4.000%, 03/01/40	1,240,000	1,213,073

State of Illinois, Series B, 5.250%, 05/01/48	1,000,000	1,039,854
5.250%, 05/01/49	1,000,000	1,036,259

State of Illinois, Series C 5.500%, 04/01/51	3,770,000	4,017,593

Total Illinois		13,275,457

Indiana - 2.2%

Indiana Finance Authority, Series A, 5.000%, 07/01/54	1,000,000	995,365
5.000%, 07/01/59	1,250,000	1,233,167
5.250%, 07/01/64	1,955,000	1,969,648
5.375%, 03/01/55	1,500,000	1,532,613

Total Indiana		5,730,793

Louisiana - 2.0%

Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	4,915,000	5,106,653

Massachusetts - 9.5%

Massachusetts Development Finance Agency, 4.000%, 07/01/51	1,080,000	909,047
5.250%, 07/01/50	1,750,000	1,801,297
5.250%, 07/01/52	4,605,000	4,653,394
5.250%, 07/01/55	4,285,000	4,269,010
5.250%, 07/01/55	1,500,000	1,536,216

Massachusetts Development Finance Agency, Series 1, 4.500%, 07/01/54	2,750,000	2,630,690
5.250%, 07/01/50	1,750,000	1,812,897

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Massachusetts - 9.5% (continued)

Massachusetts Development Finance Agency, Series A, 5.000%, 07/01/60[1]	$1,000,000	$971,882
6.000%, 10/01/49	1,750,000	1,921,097

Massachusetts Development Finance Agency, Series N 5.500%, 07/01/55	1,750,000	1,873,477

Massachusetts Development Finance Agency, Series Q 5.500%, 12/01/56	2,000,000	2,148,848

Total Massachusetts		24,527,855

Michigan - 1.6%

Michigan State Housing Development Authority, Series A, 4.950%, 12/01/50	1,000,000	1,015,593
5.000%, 12/01/55	1,325,000	1,356,969

Michigan State Housing Development Authority, Series C 5.050%, 06/01/51	1,800,000	1,841,013

Total Michigan		4,213,575

Minnesota - 0.4%

Minnesota Agricultural & Economic Development Board, Series 2024 5.250%, 01/01/54	1,000,000	1,035,770

Missouri - 0.9%

Health & Educational Facilities Authority 4.000%, 06/01/53	2,500,000	2,233,418

Nebraska - 0.7%

Central Plains Energy Project #3, Series A 5.000%, 09/01/42	1,735,000	1,784,062

New Hampshire - 1.0%

New Hampshire Business Finance Authority, Series A 5.500%, 06/01/55	2,500,000	2,630,352

New Jersey - 1.2%

South Jersey Transportation Authority 4.625%, 11/01/47	1,820,000	1,828,537

Tobacco Settlement Financing Corp., Series A, 5.000%, 06/01/46	405,000	403,667
5.250%, 06/01/46	530,000	531,736

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	270,000	265,896

Total New Jersey		3,029,836

New York - 11.2%

Albany Capital Resource Corp., Series A 5.500%, 05/01/55	1,000,000	1,074,843

City of New York, Series D, 5.250%, 04/01/54	1,000,000	1,050,233
5.250%, 10/01/55	1,000,000	1,056,447

	Principal Amount	Value

City of New York, Series E 5.000%, 08/01/54	$1,020,000	$1,054,863

Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	3,625,000	3,673,625
5.000%, 11/15/50	1,000,000	1,015,529

Metropolitan Transportation Authority, Series A 5.250%, 11/15/55	1,000,000	1,044,904

New York State Dormitory Authority, Series A, 4.000%, 07/01/47	550,000	482,035
4.000%, 07/01/52	340,000	286,934
4.250%, 07/01/50	1,530,000	1,432,608

New York Transportation Development Corp., 4.000%, 04/30/53	1,125,000	1,014,577
5.000%, 12/01/40	900,000	942,767
5.000%, 12/01/41	860,000	897,226
5.000%, 06/30/49	1,220,000	1,234,902
5.500%, 06/30/54	1,000,000	1,021,891
5.625%, 04/01/40	1,000,000	1,068,400
6.000%, 04/01/35	540,000	603,030
6.000%, 06/30/54	2,690,000	2,819,299
6.000%, 06/30/59	3,465,000	3,680,021

New York Transportation Development Corp., Series A 5.500%, 12/31/60	2,500,000	2,560,073

Suffolk Regional Off-Track Betting Corp. 6.000%, 12/01/53	1,000,000	1,025,265

Total New York		29,039,472

North Carolina - 1.2%

Nash Health Care Systems 5.250%, 02/01/55	1,000,000	1,033,633

North Carolina Turnpike Authority, Series A, (AG) 5.000%, 01/01/58	1,950,000	1,997,983

Total North Carolina		3,031,616

Ohio - 4.1%

Columbus Regional Airport Authority, Series A 5.500%, 01/01/55	3,000,000	3,169,930

County of Hamilton, Series A 5.500%, 08/01/51	1,000,000	1,028,527

Ohio Higher Educational Facility Commission, 5.250%, 05/01/49	2,500,000	2,508,459
5.250%, 05/01/54	3,000,000	2,964,359

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.550%, 09/01/49	1,030,000	1,037,507

Total Ohio		10,708,782

Pennsylvania - 7.6%

Allegheny County Airport Authority, Series A 5.000%, 01/01/51	815,000	823,400

Geisinger Authority 4.000%, 04/01/50	1,445,000	1,278,213

Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	900,000	913,347

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Pennsylvania - 7.6% (continued)

Pennsylvania Economic Development Financing Authority, 5.000%, 12/31/57	$4,205,000	$4,272,764
5.250%, 06/30/53	2,750,000	2,799,304

Pennsylvania Higher Educational Facilities Authority, Series B2 5.000%, 11/01/54	5,000,000	5,075,032

Pennsylvania Housing Finance Agency,
Series 146A 4.750%, 04/01/53	1,250,000	1,253,495

Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	2,435,000	2,229,152

Philadelphia Authority for Industrial Development 5.250%, 11/01/52	1,000,000	1,030,632

Total Pennsylvania		19,675,339

Rhode Island - 3.6%

Rhode Island Health and Educational Building Corp. 5.250%, 05/15/54	5,315,000	5,521,721

Rhode Island Health and Educational Building Corp., Series A, (AG) 5.000%, 07/01/55	900,000	910,830
5.000%, 07/01/60	2,400,000	2,419,840

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	570,000	570,197

Total Rhode Island		9,422,588

South Carolina - 2.9%

Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	1,600,000	1,235,362

South Carolina Jobs-Economic Development Authority 5.750%, 11/15/54	1,000,000	1,018,979

South Carolina Jobs-Economic Development Authority, Series A 5.500%, 11/01/54	1,250,000	1,332,638

South Carolina Public Service Authority, Series A, 5.000%, 12/01/55	1,805,000	1,851,220
5.500%, 12/01/54	1,000,000	1,068,388

South Carolina Public Service Authority, Series B 5.250%, 12/01/54	1,000,000	1,051,044

Total South Carolina		7,557,631

Tennessee - 2.2%

Chattanooga Health Educational & Housing Facility Board 5.250%, 12/01/54	2,000,000	2,087,018

City of Chattanooga Electric 2.000%, 09/01/40	1,400,000	1,074,352

	Principal Amount	Value

Shelby County Health & Educational Facilities Board, Series A1 5.250%, 06/01/56[1]	$2,500,000	$2,479,124

Total Tennessee		5,640,494

Texas - 11.3%

Central Texas Regional Mobility Authority,
Series B 4.000%, 01/01/51	2,000,000	1,834,586

City of Georgetown TX Utility System Revenue, (BAM) 5.000%, 08/15/56	1,770,000	1,833,557

City of Houston Airport System Revenue, Series B, 5.500%, 07/15/37	1,705,000	1,844,543
5.500%, 07/15/38	1,000,000	1,072,945
5.500%, 07/15/39	1,630,000	1,741,167

City of Houston TX Hotel Occupancy Tax & Special Revenue, Series C 5.500%, 09/01/58	8,765,000	9,417,922

Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	8,095,000	7,981,545
5.500%, 12/31/58	1,070,000	1,114,765

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	1,180,000	1,156,575

Texas Water Development Board 4.750%, 10/15/55	1,365,000	1,380,620

Total Texas		29,378,225

Virginia - 2.5%

Lynchburg Economic Development Authority 4.000%, 01/01/55	240,000	208,793

Virginia Small Business Financing Authority, 4.000%, 01/01/40	485,000	476,844
5.000%, 12/31/47	1,755,000	1,786,685
5.000%, 12/31/49	1,905,000	1,906,012
5.000%, 12/31/52	2,180,000	2,180,163

Total Virginia		6,558,497

Washington - 0.9%

Washington State Housing Finance Commission, 5.000%, 07/01/54	1,500,000	1,434,333
5.500%, 07/01/49	1,000,000	1,022,004

Total Washington		2,456,337

West Virginia - 0.8%

West Virginia Hospital Finance Authority,
Series A 5.500%, 06/01/50	1,000,000	1,068,026

West Virginia Hospital Finance Authority,
Series B 6.000%, 09/01/53	1,000,000	1,072,472

Total West Virginia		2,140,498

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K Municipal Enhanced SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Wisconsin - 5.9%

Public Finance Authority, 5.250%, 11/15/55	$1,100,000	$1,129,212
5.250%, 11/15/61	1,555,000	1,589,064
5.750%, 06/30/60	1,000,000	1,047,230
5.750%, 12/31/65	6,000,000	6,283,378
6.500%, 12/31/65	1,000,000	1,118,443

Public Finance Authority, Series A 5.000%, 06/01/41[1]	3,950,000	4,050,851

Total Wisconsin		15,218,178

Total Municipal Bonds (Cost $247,188,917)		248,765,870

Short-Term Investments - 3.4%

Repurchase Agreements - 3.4%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $8,686,808 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $8,859,796)	8,686,000	8,686,000

Total Short-Term Investments (Cost $8,686,000)		8,686,000

Value

Total Investments - 99.2% (Cost $255,874,917)	$257,451,870

Other Assets, less Liabilities - 0.8%	2,175,099

Net Assets - 100.0%	$259,626,969

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $12,039,830 or 4.6% of net assets.

AG	Assured Guaranty

BAM	Build America Mutual Assurance Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Bonds	—	$248,765,870	—	$248,765,870

Short-Term Investments

Repurchase Agreements	—	8,686,000	—	8,686,000

Total Investments in Securities	—	$257,451,870	—	$257,451,870

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

5

AMG GW&K Securitized Bond SMA Shares Schedule of Portfolio Investments (unaudited) June 30, 2026

	Principal Amount	Value

Asset-Backed Securities - 9.6%

AB BSL CLO 3, Ltd.
Series 2021-3A, Class A1R (3 month SOFR + 1.250%, Cap N/A, Floor 1.250%), 4.925%, 04/20/38[1,2]	$400,000	$400,347

AB BSL CLO 7, Ltd.
Series 2025-7A, Class A1 (3 month SOFR + 1.230%, Cap N/A, Floor 1.230%), 4.902%, 01/15/39[1,2]	500,000	500,133

AGL CLO 23, Ltd.
Series 2022-23A, Class A1R (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 4.825%, 04/20/38[1,2]	500,000	499,050

AGL CLO 39, Ltd.
Series 2025-39A, Class A1 (3 month SOFR + 1.130%, Cap N/A, Floor 1.130%), 4.805%, 04/20/38[1,2]	600,000	599,153

AGL Core CLO, Ltd.
Series 2025-38A, Class A1 (3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 4.904%, 01/22/38[1,2]	500,000	500,401

Aimco CLO 15, Ltd.
Series 2021-15A, Class AR (3 month SOFR + 1.200%, Cap N/A, Floor 1.200%), 4.880%, 04/17/38[1,2]	210,000	209,993

Apidos CLO Lvi
Series 2026-56A, Class A1 (3 month SOFR + 1.160%, Cap N/A, Floor 1.160%), 4.815%, 04/24/39[1,2]	500,000	499,623

Apidos CLO XLII, Ltd.
Series 2022-42A, Class A1R (3 month SOFR + 1.200%, Cap N/A, Floor 1.200%), 4.875%, 04/20/38[1,2]	500,000	499,980

Cifc Funding, Ltd.
Series 2023-3A, Class A1R (3 month SOFR + 1.200%, Cap N/A, Floor 1.200%), 4.863%, 01/20/39[1,2]	500,000	500,216

CIFC Funding, Ltd.
Series 2021-5A, Class A1R (3 month SOFR + 1.260%, Cap N/A, Floor 1.260%), 4.933%, 01/15/38[1,2]	500,000	500,638
Series 2022-1A, Class A (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 5.000%, 04/17/35[1,2]	500,000	500,000

Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/49[1]	500,000	501,926

Elmwood CLO 20, Ltd.
Series 2022-7A, Class AR2 (3 month SOFR + 1.200%, Cap N/A, Floor 1.200%), 4.828%, 01/20/39[1,2]	500,000	500,282

	Principal Amount	Value

Elmwood CLO 22 Ltd.
Series 2023-1A, Class AR (3 month SOFR + 1.200%, Cap N/A, Floor 1.200%), 4.880%, 04/17/38[1,2]	$448,000	$447,984

Elmwood CLO 38, Ltd.
Series 2025-1A, Class A (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 4.814%, 04/22/38[1,2]	500,000	500,100

Elmwood CLO 39, Ltd.
Series 2025-2A, Class A1 (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 4.820%, 04/17/38[1,2]	500,000	499,419

GoldenTree Loan Management US CLO 23, Ltd.
Series 2024-23A, Class A (3 month SOFR + 1.270%, Cap N/A, Floor 1.270%), 4.945%, 01/20/39[1,2]	305,000	305,663

HalseyPoint CLO 3, Ltd.
Series 2020-3A, Class A1R (3 month SOFR + 1.480%, Cap N/A, Floor 1.480%), 5.143%, 07/30/37[1,2]	330,000	330,165

KKR CLO 43, Ltd.
Series 2022-43A, Class A1R2 (3 month SOFR + 1.100%, Cap N/A, Floor 1.100%), 4.771%, 04/15/38[1,2]	250,000	249,574

Magnetite LV, Ltd.
Series 2026-55A, Class A1 (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 4.820%, 04/15/39[1,2]	500,000	499,361

Magnetite XXXIV, Ltd.
Series 2023-34A, Class A1R (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 4.813%, 01/15/38[1,2]	325,000	324,563

Palmer Square CLO, Ltd.
Series 2021-1A, Class A1AR (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 4.825%, 04/20/38[1,2]	191,000	190,646

Sagard-Halseypoint CLO 8, Ltd.
Series 2024-8A, Class A1 (3 month SOFR + 1.390%, Cap N/A, Floor 1.390%), 5.053%, 01/30/38[1,2]	410,000	410,574

TCW CLO LTD
Series 2025-1A, Class A (3 month SOFR + 1.190%, Cap N/A, Floor 1.190%), 4.865%, 04/20/38[1,2]	500,000	499,980

Voya CLO, Ltd.
Series 2021-2A, Class A1R (3 month SOFR + 1.170%, Cap N/A, Floor 1.170%), 4.845%, 04/20/38[1,2]	800,000	800,200
Series 2024-7A, Class A1 (3 month SOFR + 1.310%, Cap N/A, Floor 1.310%), 4.985%, 01/20/38[1,2]	550,000	551,188

Total Asset-Backed Securities (Cost $11,820,907)		11,821,159

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Securitized Bond SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Mortgage-Backed Securities - 16.3%

BANK
Series 2021-BN32, Class A4 2.349%, 04/15/54	$241,000	$218,427
Series 2021-BN35, Class A5 2.285%, 06/15/64	250,000	220,161
Series 2023-BNK45, Class A5 5.203%, 02/15/56	100,000	100,517
Series 2024-BNK47, Class A5 5.716%, 06/15/57	750,000	780,965
Series 2025-BNK49, Class A5 5.623%, 03/15/58[2]	750,000	778,287
Series 2026-BNK52, Class A5 5.586%, 06/15/36[3]	500,000	518,454

BANK5
Series 2023-5YR3, Class A3 6.724%, 09/15/56[2]	325,000	335,921
Series 2023-5YR4, Class A3 6.500%, 12/15/56	497,728	512,247
Series 2024-5YR10, Class A3 5.302%, 10/15/57	635,000	642,178
Series 2024-5YR8, Class A3 5.884%, 08/15/57	500,000	513,692
Series 2025-5YR17, Class A3 5.225%, 11/15/58	300,000	303,467
Series 2025-5YR18, Class A3 5.145%, 12/15/58	500,000	504,584
Series 2025-5YR19, Class A2 4.793%, 12/15/58	500,000	498,066

BANK5 Trust
Series 2025-5YR13, Class A2 5.032%, 01/15/58	300,000	300,859

BBCMS Mortgage Trust
Series 2024-C30, Class A5 5.532%, 11/15/57	750,000	771,505

Benchmark Mortgage Trust
Series 2020-B22, Class A5 1.973%, 01/15/54	350,000	308,361
Series 2023-B40, Class A5 6.054%, 12/15/56	250,000	264,870
Series 2025-V19, Class A3 5.249%, 01/15/58	300,000	303,870

BRAVO Residential Funding Trust
Series 2024-NQM4, Class A1A 4.350%, 01/25/60[1,4]	424,192	418,561

Citigroup Mortgage Loan Trust
Series 2022-J1, Class A1 2.500%, 02/25/52[1,2]	285,561	263,875

COLT Mortgage Loan Trust
Series 2022-3, Class A2 4.156%, 02/25/67[1,2]	438,497	415,996

Connecticut Avenue Securities Series
Series 2025-R01, Class 1A1 4.578%, 01/25/45[1,2]	70,374	70,418

Connecticut Avenue Securities Trust

	Principal Amount	Value

Series 2024-R06, Class 1A1 4.778%, 09/25/44[1,2]	$355,113	$356,000

Series 2026-R02, Class 1A1 4.578%, 02/25/46[1,2]	280,103	280,354

GS Mortgage Securities Trust
Series 2020-GC47, Class A5 2.377%, 05/12/53	601,000	550,419

GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ5, Class A6 2.500%, 10/25/51[1,2]	444,795	414,708

GS Mortgage-Backed Securities Trust
Series 2018-RPL1, Class A1A 3.750%, 10/25/57[1]	391,102	382,914
Series 2021-GR3, Class A6 2.500%, 04/25/52[1,2]	420,488	374,773
Series 2021-PJ8, Class A2 2.500%, 01/25/52[1,2]	546,031	450,280
Series 2022-PJ3, Class A7 2.500%, 08/25/52[1,2]	412,619	391,136
Series 2022-PJ6, Class A3 2.500%, 01/25/53[1,2]	659,094	542,723
Series 2023-PJ2, Class A4 5.500%, 05/25/53[1,2]	300,833	299,294

JP Morgan Mortgage Trust
Series 2014-2, Class B1 3.308%, 06/25/29[1,2]	218,218	214,762
Series 2015-4, Class B1 3.507%, 06/25/45[1,2]	398,771	370,248
Series 2017-2, Class A3 3.500%, 05/25/47[1,2]	498,718	449,695
Series 2017-2, Class B2 3.651%, 05/25/47[1,2]	196,101	181,044
Series 2019-INV3, Class B1 4.331%, 05/25/50[1,2]	281,149	265,309
Series 2019-INV3, Class B2 4.331%, 05/25/50[1,2]	161,723	152,204
Series 2020-5, Class B2 3.570%, 12/25/50[1,2]	300,914	266,237
Series 2020-INV1, Class B2A 3.167%, 08/25/50[1,2]	541,713	463,624
Series 2021-1, Class A3A 2.000%, 06/25/51[1,2]	468,172	370,233
Series 2021-3, Class A15 2.500%, 07/25/51[1,2]	423,277	346,426
Series 2022-1, Class A3 2.500%, 07/25/52[1,2]	1,109,470	912,914
Series 2022-2, Class A5A 2.500%, 08/25/52[1,2]	500,000	336,129
Series 2022-2, Class A6 3.000%, 08/25/52[1,2]	230,555	215,777
Series 2022-4, Class A3 3.000%, 10/25/52[1,2]	669,728	574,920

OBX Trust
Series 2020-EXP3, Class 1A8 3.000%, 01/25/60[1,2]	330,081	287,868

Sequoia Mortgage Trust
Series 2021-1, Class A1 2.500%, 03/25/51[1,2]	636,649	526,597

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Securitized Bond SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Series 2025-S1, Class A4 2.500%, 09/25/54[1,2]	$532,967	$471,165

Wells Fargo Commercial Mortgage Trust
Series 2024-C63, Class A5 5.309%, 08/15/57	450,000	457,183

Total Mortgage-Backed Securities (Cost $20,035,567)		19,950,217

U.S. Government and Agency Obligations - 72.9%

Fannie Mae - 29.7%

Fannie Mae REMICS
Series 2016-85, Class GA 2.500%, 10/25/45	178,497	166,555
Series 2016-49, Class KA 3.000%, 08/25/45	137,730	129,070
Series 2017-33, Class LB 3.000%, 05/25/39	173,556	162,231
Series 2018-43, Class CT 3.000%, 06/25/48	184,376	161,166
Series 2019-9, Class NA 3.000%, 11/25/36	357,332	341,369
Series 2016-64, Class LD 3.500%, 09/25/46	225,000	206,895
Series 2012-75, Class KE 4.000%, 07/25/42	275,000	260,477
Series 2013-92, Class DE 4.000%, 09/25/43	290,000	273,669
Series 2010-123, Class KU 4.500%, 11/25/40	250,476	245,615

FNMA 1.500%, 12/01/35 to 01/01/51	3,704,053	2,871,051
2.000%, 12/01/50 to 04/01/52	9,863,531	7,983,394
2.500%, 11/01/47 to 01/01/52	7,073,836	6,027,530
3.000%, 08/01/50 to 06/01/52	4,289,428	3,818,362
3.500%, 05/01/44	120,157	112,008
4.000%, 11/01/44 to 06/01/53	4,516,193	4,232,017
4.500%, 11/01/39 to 08/01/42	277,942	274,865
5.000%, 01/01/53 to 02/01/55	5,299,514	5,257,810
5.500%, 10/01/52	601,404	609,954
6.000%, 09/01/39 to 07/01/54	3,139,478	3,271,974

Total Fannie Mae		36,406,012

Freddie Mac - 31.6%

FHLMC 1.500%, 05/01/51	995,304	762,882
2.000%, 05/01/51 to 12/01/53	4,131,922	3,354,883
2.500%, 03/01/51 to 12/01/51	5,306,737	4,517,229
3.000%, 04/01/52 to 08/01/52	5,070,221	4,492,547
3.500%, 06/01/49 to 06/01/52	5,660,125	5,252,066
4.500%, 09/01/52 to 06/01/54	5,847,049	5,658,020
5.000%, 11/01/53	967,601	955,642
5.500%, 02/01/54 to 03/01/55	3,278,950	3,343,210
6.000%, 10/01/53 to 12/01/54	3,067,619	3,199,692

Freddie Mac Multifamily Structured Pass Through Certificates
Series K1522, Class A2 2.361%, 10/25/36	1,485,000	1,199,033

	Principal Amount	Value

Freddie Mac Multifamily Structured Pass Through Certificates
Series K-159, Class A2 4.500%, 07/25/33[2]	$1,681,000	$1,669,065

Freddie Mac REMICS
Series 5022, Class MB 2.000%, 10/25/40	1,291,512	956,875
Series 4731, Class LA 3.000%, 04/15/47	162,035	151,385
Series 4910, Class LZ 3.000%, 09/25/49	277,350	188,040
Series 4435, Class ZB 3.500%, 02/15/45	437,232	359,763
Series 4753, Class LZ 3.500%, 02/15/48	234,848	211,553
Series 4839, Class HP 4.000%, 11/15/48	488,246	453,898
Series 4863, Class Z 4.500%, 03/15/49	497,196	480,152

Freddie Mac STACR REMIC Trust
Series 2025-DNA4, Class A1 4.528%, 10/25/45[1,2]	129,500	129,534
Series 2025-DNA3, Class A1 4.578%, 09/25/45[1,2]	400,812	401,416
Series 2024-DNA2, Class A1 4.878%, 05/25/44[1,2]	437,337	438,772
Series 2023-HQA3, Class A1 5.478%, 11/25/43[1,2]	407,487	409,471

Freddie Mac Strips
Series 268, Class 30 3.000%, 08/15/42	204,832	186,133

Total Freddie Mac		38,771,261

Ginnie Mae - 11.0%

GNMA 2.000%, 03/20/51	1,006,026	821,154
2.500%, 09/20/50	4,074,817	3,484,627
Series 2013-100, Class PE 2.500%, 07/20/43	200,111	178,357
Series 2013-4, Class PL 2.500%, 09/20/42	132,000	105,411
3.000%, 11/20/51 to 05/20/53	1,808,962	1,609,339
Series 2013-144, Class ZX 3.000%, 01/20/43	686,948	615,471
Series 2015-42, Class ZB 3.000%, 03/20/45	363,181	322,863
Series 2016-18, Class KM 3.000%, 02/20/46	142,373	128,730
Series 2016-25, Class QW 3.000%, 02/16/46	415,000	343,701
Series 2017-113, Class JB 3.000%, 07/16/47	485,013	425,041
Series 2013-169, Class Z 3.250%, 11/16/43	323,450	281,468
3.500%, 10/20/42 to 02/20/46	2,595,309	2,397,216
Series 2018-38, Class AZ 3.500%, 03/20/48	301,528	222,023

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Securitized Bond SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Ginnie Mae - 11.0% (continued)

GNMA 5.000%, 04/20/49	$2,591,687	$2,607,721

Total Ginnie Mae		13,543,122

U.S. Treasury Obligations - 0.6%

U.S. Treasury Bonds 4.625%, 02/15/55	518,400	492,622
5.000%, 05/15/45	198,000	199,686

Total U.S. Treasury Obligations		692,308

Total U.S. Government and Agency Obligations (Cost $89,055,031)		89,412,703

Short-Term Investments - 1.2%

Repurchase Agreements - 1.2%

Fixed Income Clearing Corp., dated 06/30/26, due 07/01/26, 3.350% total to be received $1,463,136 (collateralized by a U.S. Treasury Note, 4.375%, 05/15/34, totaling $1,492,344)	1,463,000	1,463,000

Total Short-Term Investments (Cost $1,463,000)		1,463,000

Value

Total Investments - 100.0% (Cost $122,374,505)	$122,647,079

Other Assets, less Liabilities - (0.0)%#	(52,411)

Net Assets - 100.0%	$122,594,668

#	Less than (0.05)%.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $24,266,536 or 19.8% of net assets.

[2]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at June 30, 2026, amounted to $518,454, or 0.4% of net assets.
[4]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

CLO	Collateralized Loan Obligation
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Asset-Backed Securities	—	$11,821,159	—	$11,821,159

Mortgage-Backed Securities	—	19,950,217	—	19,950,217

U.S. Government and Agency Obligations†	—	89,412,703	—	89,412,703

Short-Term Investments

Repurchase Agreements	—	1,463,000	—	1,463,000

Total Investments in Securities	—	$122,647,079	—	$122,647,079

†

All U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of U.S. government and agency obligations by agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

9

AMG GW&K High Yield Bond SMA Shares Schedule of Portfolio Investments (unaudited) June 30, 2026

	Principal Amount	Value

Corporate Bonds and Notes - 96.6%

Basic Materials - 5.5%

Celanese US Holdings LLC 7.550%, 11/15/30[1]	$300,000	$317,991

The Chemours Co. 8.000%, 01/15/33[2]	55,000	55,703

Cleveland-Cliffs, Inc. 7.000%, 03/15/32[2]	115,000	114,091

Commercial Metals Co. 4.125%, 01/15/30	175,000	169,593

FMC Corp. 8.000%, 06/01/31[2]	75,000	78,059

Huntsman International LLC 4.500%, 05/01/29	75,000	73,247

Magnera Corp. 4.750%, 11/15/29[2]	75,000	70,013

Methanex US Operations, Inc. 6.250%, 03/15/32[2]	210,000	212,656

Mineral Resources, Ltd. (Australia) 7.000%, 04/01/31[2]	165,000	170,793

Novelis Corp. 4.750%, 01/30/30[2]	145,000	140,264

Olin Corp. 5.000%, 02/01/30	100,000	96,942

United States Steel Corp. 6.650%, 06/01/37	115,000	118,110

Total Basic Materials		1,617,462

Communications - 12.3%

APLD ComputeCo 2 LLC 6.750%, 03/15/31[2]	100,000	100,359

Black Pearl Compute LLC 6.125%, 02/15/31[2]	70,000	70,897

CCO Holdings LLC/CCO Holdings Capital Corp. 5.000%, 02/01/28[2]	215,000	212,307
7.000%, 02/01/33[2]	435,000	426,598

Ciena Corp. 4.000%, 01/31/30[2]	75,000	71,585

Core Scientific Finance I LLC 7.750%, 05/15/31[2]	100,000	101,406

Directv Financing LLC 8.875%, 02/01/30[2]	175,000	178,105

Discovery Communications LLC 5.000%, 09/20/37	180,000	141,300

Discovery Global Holdings, Inc. 4.279%, 03/15/32	175,000	157,036

Edged Compute LLC 7.500%, 04/30/31[2]	70,000	68,224

Gen Digital, Inc. 6.250%, 04/01/33[2]	135,000	133,057

	Principal Amount	Value

Go Daddy Operating Co LLC/GD Finance Co., Inc. 3.500%, 03/01/29[2]	$150,000	$141,300

Gray Media, Inc. 7.250%, 08/15/33[2]	60,000	59,079

Lamar Media Corp. 4.875%, 01/15/29	70,000	69,433

Level 3 Financing, Inc. 6.875%, 06/30/33[2]	220,000	226,028

Match Group Holdings II LLC 4.125%, 08/01/30[2]	75,000	70,587

Neptune Bidco US, Inc. 9.290%, 04/15/29[2]	140,000	142,775

Nexstar Media, Inc. 6.500%, 09/15/33[2]	170,000	169,953

Paramount Global 5.900%, 10/15/40	105,000	82,374
7.875%, 07/30/30	85,000	89,272

Rogers Communications, Inc. (Canada) (7.000% to 02/14/30 then U.S. Treasury Yield Curve CMT 5 year + 2.653%), 7.000%, 04/15/55[3,4]	70,000	71,631

Sirius XM Radio LLC 4.000%, 07/15/28[2]	70,000	68,165

Snap, Inc. 6.875%, 03/01/33[2]	70,000	68,231

Stagwell Global LLC 5.625%, 08/15/29[2]	80,000	77,162

SV RNO Property Owner 1 LLC 5.875%, 03/01/31[2]	100,000	98,558

TELUS Corp. (Canada)
(6.625% to 07/15/30 then U.S. Treasury Yield Curve CMT 5 year + 2.769%), 6.625%, 10/15/55[3,4]	70,000	70,975

Univision Communications, Inc. 7.375%, 06/30/30[2]	141,000	141,381

Versant Media Group, Inc. 7.250%, 01/30/31[2]	68,000	70,351

Windstream Services LLC/Windstream Escrow Finance Corp. 8.250%, 10/01/31[2]	137,000	144,474

WULF Compute LLC 7.750%, 10/15/30[2]	69,000	72,474

Total Communications		3,595,077

Consumer, Cyclical - 17.4%

1011778 BC ULC/New Red Finance, Inc. (Canada) 4.375%, 01/15/28[2]	145,000	143,353

Adient Global Holdings, Ltd. 7.500%, 02/15/33[2]	70,000	72,210

Advance Auto Parts, Inc. 3.900%, 04/15/30	150,000	141,016

The accompanying notes are an integral part of these financial statements.

10

AMG GW&K High Yield Bond SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Consumer, Cyclical - 17.4% (continued)

American Airlines Inc/AAdvantage Loyalty IP, Ltd. (Cayman Islands) 5.750%, 04/20/29[2]	$215,000	$215,418

American Axle & Manufacturing, Inc. 7.750%, 10/15/33[2]	90,000	88,908

Asbury Automotive Group, Inc. 4.625%, 11/15/29[2]	75,000	73,030

Bath & Body Works, Inc. 6.625%, 10/01/30[2]	115,000	117,310

Boyd Gaming Corp. 4.750%, 06/15/31[2]	150,000	144,845

Carnival Corp., Ltd. (Bermuda) 5.875%, 06/15/31[2]	360,000	366,483

Central Garden & Pet Co. 4.125%, 10/15/30	45,000	42,911

Churchill Downs, Inc. 4.750%, 01/15/28[2]	70,000	69,319

Cinemark USA, Inc. 5.250%, 07/15/28[2]	70,000	69,879

The Gap, Inc. 3.625%, 10/01/29[2]	75,000	70,667

Garrett Motion Holdings, Inc./Garrett LX I S.A.R.L 7.750%, 05/31/32[2]	70,000	73,499

Hilton Domestic Operating Co., Inc. 5.500%, 09/15/31[2]	70,000	70,179

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.000%, 06/01/29[2]	55,000	53,682

KB Home 4.800%, 11/15/29	145,000	143,306

Kohl’s Corp. 10.000%, 06/01/30[2]	135,000	146,015

Levi Strauss & Co. 3.500%, 03/01/31[2]	75,000	69,475

Light & Wonder International, Inc. 6.250%, 10/01/33[2]	145,000	144,214

Lithia Motors, Inc. 5.500%, 10/01/30[2]	145,000	143,210

M/I Homes, Inc. 3.950%, 02/15/30	150,000	142,504

Macy’s Retail Holdings LLC 6.125%, 03/15/32[2]	140,000	140,700

MGM Resorts International 6.125%, 09/15/29	70,000	70,687

Murphy Oil USA, Inc. 3.750%, 02/15/31[2]	75,000	70,152

NCL Corp., Ltd. (Bermuda) 6.250%, 03/01/30[2]	115,000	114,723

Newell Brands, Inc. 6.375%, 05/15/30	115,000	116,564

	Principal Amount	Value

Nissan Motor Acceptance Co. LLC 6.125%, 09/30/30[2]	$355,000	$348,972

OneSky Flight LLC 8.875%, 12/15/29[2]	40,000	42,299

Patrick Industries, Inc. 4.750%, 05/01/29[2]	70,000	68,839

Phinia, Inc. 6.625%, 10/15/32[2]	140,000	143,005

QXO Building Products, Inc. 6.500%, 07/15/31[2]	140,000	142,684

Rivers Enterprise Borrower LLC 6.250%, 10/15/30[2]	70,000	70,875

Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.000%, 06/01/31[2]	75,000	71,099

Travel + Leisure Co. 4.625%, 03/01/30[2]	250,000	242,064

United Airlines Holdings, Inc. 4.875%, 03/01/29	70,000	69,180

VF Corp. 2.950%, 04/23/30	78,000	71,113

Victoria’s Secret & Co. 4.625%, 07/15/29[2]	73,000	71,093

Whirlpool Corp. 7.500%, 07/01/31[2]	100,000	101,195

The William Carter Co. 7.375%, 02/15/31[2]	68,000	70,250

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.125%, 02/15/31[2]	136,000	143,727

Yum! Brands, Inc. 3.625%, 03/15/31	157,000	146,124

ZF North America Capital, Inc. 6.750%, 04/23/30[2]	171,000	169,568

Total Consumer, Cyclical		5,086,346

Consumer, Non-cyclical - 13.5%

Adapthealth LLC 5.125%, 03/01/30[2]	145,000	140,685

The ADT Security Corp. 4.125%, 08/01/29[2]	220,000	210,934

AMN Healthcare, Inc. 6.500%, 01/15/31[2]	70,000	70,426

APi Group DE, Inc. 4.125%, 07/15/29[2]	145,000	139,054

Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250%, 01/15/30[2]	70,000	72,100

Block, Inc. 5.625%, 08/15/30[2]	140,000	140,350

Centene Corp. 3.375%, 02/15/30	340,000	316,875

The accompanying notes are an integral part of these financial statements.

11

AMG GW&K High Yield Bond SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Consumer, Non-cyclical - 13.5% (continued)

CVS Health Corp.
(7.000% to 12/10/29 then U.S. Treasury Yield Curve CMT 5 year + 2.886%), 7.000%, 03/10/55[3,4]	$140,000	$145,348

DaVita, Inc. 4.625%, 06/01/30[2]	150,000	145,314

Edgewell Personal Care Co. 4.125%, 04/01/29[2]	75,000	72,506

Elanco Animal Health, Inc. 6.400%, 08/28/28[1]	140,000	143,670

Encompass Health Corp. 4.625%, 04/01/31	150,000	144,828

The GEO Group, Inc. 10.250%, 04/15/31	65,000	70,229

Herc Holdings, Inc. 7.000%, 06/15/30[2]	165,000	170,869

IQVIA, Inc. 6.250%, 06/01/32[2]	70,000	71,167

Lamb Weston Holdings, Inc. 4.875%, 05/15/28[2]	175,000	173,844

Pediatrix Medical Group, Inc. 5.375%, 02/15/30[2]	145,000	143,329

Perrigo Finance Unlimited Co. (Ireland) 6.125%, 09/30/32	70,000	66,858

Post Holdings, Inc. 6.375%, 03/01/33[2]	115,000	114,122

Safeway, Inc. 7.250%, 02/01/31	205,000	215,818

Service Corp. International 3.375%, 08/15/30	75,000	69,571

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.750%, 08/15/32[2]	145,000	145,277

Tenet Healthcare Corp. 5.500%, 11/15/32[2]	285,000	283,391

Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	240,000	253,139

TriNet Group, Inc. 7.125%, 08/15/31[2]	70,000	70,386

United Rentals North America, Inc. 3.875%, 02/15/31	225,000	212,591

US Foods, Inc. 4.750%, 02/15/29[2]	144,000	142,134

Total Consumer, Non-cyclical		3,944,815

Energy - 13.7%

Bristow Group, Inc. 6.750%, 02/01/33[2]	95,000	95,275

CNX Resources Corp. 7.250%, 03/01/32[2]	70,000	72,117

	Principal Amount	Value

Crescent Energy Finance LLC 7.625%, 04/01/32[2]	$205,000	$206,653

Energy Transfer LP
(6.500% to 11/15/30 then U.S. Treasury Yield Curve CMT 5 year + 2.676%), 6.500%, 02/15/56[3,4]	205,000	206,714

Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, 05/15/32	140,000	144,351

Global Partners LP/GLP Finance Corp. 8.250%, 01/15/32[2]	65,000	68,077

Hilcorp Energy I LP/Hilcorp Finance Co. 6.000%, 02/01/31[2]	145,000	140,453

Kodiak Gas Services LLC 5.875%, 04/01/31[2]	100,000	100,256

Matador Resources Co. 6.500%, 04/15/32[2]	70,000	70,382

Murphy Oil Corp. 6.500%, 02/15/34	140,000	138,693

Nabors Industries, Inc. 9.125%, 01/31/30[2]	140,000	146,311

NGL Energy Operating LLC/NGL Energy Finance Corp. 8.375%, 02/15/32[2]	140,000	145,743

Northern Oil & Gas, Inc. 7.875%, 10/15/33[2]	70,000	69,555

Oceaneering International, Inc. 6.000%, 02/01/28	110,000	111,575

PBF Holding Co. LLC/PBF Finance Corp. 9.875%, 03/15/30[2]	205,000	219,183

SM Energy Co. 9.625%, 06/15/33[2]	270,000	296,039

Summit Midstream Holdings LLC 8.625%, 10/31/29[2]	110,000	114,629

Sunoco LP 6.625%, 08/15/32[2]	275,000	279,693

Talos Production, Inc. 9.375%, 02/01/31[2]	135,000	141,793

TerraForm Power Operating LLC 4.750%, 01/15/30[2]	90,000	87,060

Tidewater, Inc. 9.125%, 07/15/30[2]	90,000	96,304

Transocean International, Ltd. (Bermuda) 7.875%, 10/15/32[2]	65,000	67,856

Venture Global Calcasieu Pass LLC 6.000%, 05/01/36[2]	71,000	71,766
6.250%, 01/15/30[2]	69,000	70,669

Venture Global LNG, Inc. 8.375%, 06/01/31[2]	379,000	394,512

Venture Global Plaquemines LNG LLC 6.125%, 12/15/30[2]	142,000	145,288
7.750%, 05/01/35[2]	132,000	148,034

The accompanying notes are an integral part of these financial statements.

12

AMG GW&K High Yield Bond SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Energy - 13.7% (continued)

Vermilion Energy, Inc. (Canada) 6.875%, 05/01/30[2]	$71,000	$70,860

WBI Operating LLC 6.250%, 10/15/30[2]	99,000	99,550

Total Energy		4,019,391

Financials - 15.4%

Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 7.000%, 01/15/31[2]	140,000	142,276

Ally Financial, Inc. 6.700%, 02/14/33	140,000	144,106

Asurion LLC/Asurion Co.-Issuer, Inc. 8.000%, 12/31/32[2]	245,000	246,851

Blackstone Mortgage Trust, Inc. 7.750%, 12/01/29[2]	70,000	72,520

Bread Financial Holdings, Inc. 6.750%, 05/15/31[2]	215,000	219,873

Coinbase Global, Inc. 3.625%, 10/01/31[2]	85,000	74,034

Credit Acceptance Corp. 6.625%, 03/15/30[2]	170,000	170,271

EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM 7.375%, 09/30/30[2]	70,000	69,664

Genworth Holdings, Inc. 6.500%, 06/15/34	140,000	139,300

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 9.750%, 01/15/29	25,000	24,518

Iron Mountain, Inc. 6.250%, 01/15/33[2]	210,000	212,200

Jane Street Group/JSG Finance, Inc. 7.125%, 04/30/31[2]	115,000	118,905

Jefferson Capital Holdings LLC 8.250%, 05/15/30[2]	205,000	215,543

Navient Corp. 9.375%, 07/25/30	210,000	213,384

OneMain Finance Corp. 7.500%, 05/15/31	240,000	247,946

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer 4.875%, 05/15/29[2]	220,000	215,110

PennyMac Financial Services, Inc. 5.750%, 09/15/31[2]	150,000	142,288

PRA Group, Inc. 8.875%, 01/31/30[2]	220,000	227,031

RLJ Lodging Trust LP 4.000%, 09/15/29[2]	100,000	95,250

Rocket Cos., Inc. 6.500%, 08/01/29[2]	335,000	341,932

	Principal Amount	Value

Ryan Specialty LLC 5.875%, 08/01/32[2]	$115,000	$113,144

SBA Communications Corp. 3.875%, 02/15/27	115,000	114,348

SLM Corp. 6.500%, 01/31/30	140,000	141,913

Starwood Property Trust, Inc. 6.500%, 07/01/30[2]	235,000	239,987

StoneX Group, Inc. 7.875%, 03/01/31[2]	65,000	68,248

Synchrony Financial 7.250%, 02/02/33	205,000	213,694

United Wholesale Mortgage LLC 5.750%, 06/15/27[2]	75,000	74,270

Vornado Realty LP 5.750%, 02/01/33	213,000	213,761

Total Financials		4,512,367

Industrials - 11.7%

AECOM 6.000%, 08/01/33[2]	70,000	70,100

ATI, Inc. 4.875%, 10/01/29	145,000	143,411

Avient Corp. 6.250%, 11/01/31[2]	140,000	141,865

Axon Enterprise, Inc. 6.250%, 03/15/33[2]	140,000	143,495

Ball Corp. 2.875%, 08/15/30	160,000	145,998

Builders FirstSource, Inc. 5.000%, 03/01/30[2]	75,000	73,523

BWX Technologies, Inc. 4.125%, 04/15/29[2]	150,000	145,362

Clean Harbors, Inc. 6.375%, 02/01/31[2]	140,000	141,977

Crown Americas LLC 5.875%, 06/01/33	145,000	146,019

FTAI Aviation Investors LLC 7.000%, 05/01/31[2]	140,000	145,005

GFL Environmental, Inc. (Canada) 6.750%, 01/15/31[2]	210,000	216,043

Graphic Packaging International LLC 3.500%, 03/01/29[2]	75,000	71,319

The Manitowoc Co., Inc. 9.250%, 10/01/31[2]	50,000	53,747

Masterbrand, Inc. 7.000%, 07/15/32[2]	70,000	70,947

Mueller Water Products, Inc. 4.000%, 06/15/29[2]	150,000	145,300

Owens-Brockway Glass Container, Inc. 7.250%, 05/15/31[2]	70,000	69,177

The accompanying notes are an integral part of these financial statements.

13

AMG GW&K High Yield Bond SMA Shares Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Industrials - 11.7% (continued)

Park-Ohio Industries, Inc. 8.500%, 08/01/30[2]	$40,000	$41,733

Quikrete Holdings, Inc. 6.375%, 03/01/32[2]	140,000	142,965

Rand Parent LLC 8.500%, 02/15/30[2]	140,000	145,018

Sensata Technologies, Inc. 3.750%, 02/15/31[2]	150,000	140,257

Silgan Holdings, Inc. 4.125%, 02/01/28	175,000	172,701

Standard Industries, Inc. 4.375%, 07/15/30[2]	150,000	142,463

TransDigm, Inc. 6.625%, 03/01/32[2]	415,000	425,633

WESCO Distribution, Inc. 6.625%, 03/15/32[2]	140,000	144,264

XPO, Inc. 7.125%, 02/01/32[2]	138,000	143,113

Total Industrials		3,421,435

Technology - 4.1%

Amentum Holdings, Inc. 7.250%, 08/01/32[2]	70,000	72,098

Cloud Software Group, Inc. 6.500%, 03/31/29[2]	70,000	67,920

CoreWeave, Inc. 9.250%, 06/01/30[2]	240,000	241,559

Elastic, N.V. (Netherlands) 4.125%, 07/15/29[2]	170,000	162,195

NCR Voyix Corp. 5.000%, 10/01/28[2]	75,000	73,149

OAK-Eagle Acquireco, Inc. 7.250%, 07/01/33[2]	70,000	73,228

Open Text Holdings, Inc. 4.125%, 02/15/30[2]	260,000	238,174

ROBLOX Corp. 3.875%, 05/01/30[2]	75,000	70,877

Synaptics, Inc. 4.000%, 06/15/29[2]	150,000	148,058

Zebra Technologies Corp. 6.500%, 06/01/32[2]	71,000	71,865

Total Technology		1,219,123

	Principal Amount	Value

Utilities - 3.0%

DPL LLC 4.350%, 04/15/29	$220,000	$213,134

Leeward Renewable Energy Operations LLC 4.250%, 07/01/29[2]	90,000	85,955

NRG Energy, Inc. 6.250%, 11/01/34[2]	235,000	237,943

PacifiCorp
(7.375% to 06/17/30 then U.S. Treasury Yield Curve CMT 5 year + 3.319%), 7.375%, 09/15/55[3,4]	55,000	55,558

PG&E Corp. 5.250%, 07/01/30	30,000	29,542
(6.850% to 06/15/31 then U.S. Treasury Yield Curve CMT 5 year + 3.225%), 6.850%, 09/15/56[3,4]	60,000	59,787

Puget Energy, Inc. (7.000% to 06/15/31 then U.S. Treasury Yield Curve CMT 5 year + 2.961%), 7.000%, 09/15/56[3,4]	45,000	45,492

Talen Energy Supply LLC 6.125%, 05/01/31[2]	70,000	70,001

XPLR Infrastructure Operating Partners LP 8.375%, 01/15/31[2]	67,000	71,456

Total Utilities		868,868

Total Corporate Bonds and Notes (Cost $28,352,251)		28,284,884

	Shares

Short-Term Investments - 1.7%

Other Investment Companies - 1.7%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[5]	495,646	495,646

Total Short-Term Investments (Cost $495,646)		495,646

Total Investments - 98.3% (Cost $28,847,897)		28,780,530

Other Assets, less Liabilities - 1.7%		485,748

Net Assets - 100.0%		$29,266,278

[1]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $21,178,703 or 72.4% of net assets.

[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.

[4]

Variable rate security. The rate shown is based on the latest available information as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K High Yield Bond SMA Shares Schedule of Portfolio Investments (continued)

[5]	Yield shown represents the June 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

CMT	Constant Maturity Treasury

REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	—	$28,284,884	—	$28,284,884

Short-Term Investments

Other Investment Companies	$495,646	—	—	495,646

Total Investments in Securities	$495,646	$28,284,884	—	$28,780,530

†

All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

15

Statement of Assets and Liabilities (unaudited) June 30, 2026

	AMG GW&K Municipal Enhanced SMA Shares	AMG GW&K Securitized Bond SMA Shares	AMG GW&K High Yield Bond SMA Shares

Assets:

Investments at value[1]	$257,451,870	$122,647,079	$28,780,530

Cash	494	1,664	41,309

Receivable for investments sold	605,220	—	—

Interest receivable	2,743,856	479,265	485,749

Receivable for Fund shares sold	15,439	2,183	—

Receivable from Affiliate	13,177	14,782	6,245

Prepaid expenses and other assets	12,258	18,032	—

Total assets	260,842,314	123,163,005	29,313,833

Liabilities:

Payable for investments purchased	1,154,102	—	41,309

Payable for delayed delivery investments purchased	—	515,456	—

Payable for Fund shares repurchased	7,551	4,810	—

Accrued expenses:

Other	53,692	48,071	6,246

Total liabilities	1,215,345	568,337	47,555

Commitments and Contingencies (Note 7)

Net Assets	$259,626,969	$122,594,668	$29,266,278

[1] Investments at cost	$255,874,917	$122,374,505	$28,847,897

Net Assets Represent:

Paid-in capital	$258,214,201	$121,909,451	$29,328,067

Total distributable earnings/(accumulated losses)	1,412,768	685,217	(61,789)

Net Assets	$259,626,969	$122,594,668	$29,266,278

Net assets	$259,626,969	$122,594,668	$29,266,278

Shares outstanding	25,310,649	12,232,459	2,934,055

Net asset value, offering and redemption price per share	$10.26	$10.02	$9.97

The accompanying notes are an integral part of these financial statements.

16

Statement of Operations (unaudited) For the six months ended June 30, 2026

	AMG GW&K Municipal Enhanced SMA Shares	AMG GW&K Securitized Bond SMA Shares	AMG GW&K High Yield Bond SMA Shares[1]

Investment Income:

Dividend income	—	—	$550

Interest income	$5,564,751	$3,095,251	54,558

Total investment income	5,564,751	3,095,251	55,108

Expenses:

Professional fees	28,611	33,952	4,061

Custodian fees	15,953	13,149	668

Trustee fees and expenses	9,434	4,969	167

Registration fees	8,957	15,086	441

Reports to shareholders	7,088	9,229	605

Transfer agent fees	4,037	2,371	79

Miscellaneous	3,573	1,135	224

Total expenses before offsets	77,653	79,891	6,245

Expense reimbursements	(77,653)	(79,891)	(6,245)

Net expenses	—	—	—

Net investment income	5,564,751	3,095,251	55,108

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments	23,897	210,258	—

Net change in unrealized appreciation/(depreciation) on investments	3,284,438	(1,847,962)	(67,367)

Net realized and unrealized gain (loss)	3,308,335	(1,637,704)	(67,367)

Net increase (decrease) in net assets resulting from operations	$8,873,086	$1,457,547	$(12,259)

1 Commencement of operations was June 17, 2026.

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets For the six months ended June 30, 2026 (unaudited) and the fiscal year ended December 31, 2025

	AMG GW&K Municipal Enhanced SMA Shares		AMG GW&K Securitized Bond SMA Shares		AMG GW&K High Yield Bond SMA Shares

	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025[1]	June 30, 2026[2]

Increase/(Decrease) in Net Assets Resulting From Operations:

Net investment income	$5,564,751	$9,754,412	$3,095,251	$3,418,296	$55,108

Net realized gain/(loss) on investments	23,897	(301,673)	210,258	615,729	—

Net change in unrealized appreciation/(depreciation) on investments	3,284,438	(2,867,608)	(1,847,962)	2,120,536	(67,367)

Net increase/(decrease) in net assets resulting from operations	8,873,086	6,585,131	1,457,547	6,154,561	(12,259)

Distributions to Shareholders:	(5,536,141)	(9,772,879)	(3,058,626)	(3,805,185)	(49,530)

Capital Share Transactions:[3]

Net increase from capital share transactions	38,840,201	38,685,915	4,055,179	117,791,192	29,328,067

Total increase in net assets	42,177,146	35,498,167	2,454,100	120,140,568	29,266,278

Net Assets:

Beginning of period	217,449,823	181,951,656	120,140,568	—	—

End of period	$259,626,969	$217,449,823	$122,594,668	$120,140,568	$29,266,278

[1]	Commencement of operations was June 12, 2025.

[2]	Commencement of operations was June 17, 2026.

[3]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

18

AMG GW&K Municipal Enhanced SMA Shares Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal years ended December 31,		For the fiscal period ended December 31,
	June 30, 2026 (unaudited)	2025	2024	2023[1]

Net Asset Value, Beginning of Period	$10.13	$10.33	$10.51	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.24	0.48	0.47	0.38

Net realized and unrealized gain (loss) on investments	0.13	(0.20)	(0.15)	0.48

Total income from investment operations	0.37	0.28	0.32	0.86

Less Distributions to Shareholders from:

Net investment income	(0.24)	(0.48)	(0.46)	(0.35)

Net realized gain on investments	—	(0.00)[4]	(0.04)	—

Total distributions to shareholders	(0.24)	(0.48)	(0.50)	(0.35)

Net Asset Value, End of Period	$10.26	$10.13	$10.33	$10.51

Total Return[3,5]	3.69%[6]	2.84%	3.14%	8.81%[6]

Ratio of net expenses to average net assets	0.00%[7]	0.00%	0.00%	0.00%[7]

Ratio of gross expenses to average net assets[8]	0.07%[7]	0.08%	0.09%	0.20%[7]

Ratio of net investment income to average net assets[3]	4.80%[7]	4.77%	4.51%	4.55%[7]

Portfolio turnover	6%[6]	41%	17%	12%[6,9]

Net assets end of period (000’s) omitted	$259,627	$217,450	$181,952	$97,930

[1]	Commencement of operations was February 28, 2023.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	Less than $(0.005) per share.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Portfolio turnover rate excludes securities received from processing a subscription in-kind.

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Securitized Bond SMA Shares Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2026 (unaudited)	For the fiscal period ended December 31,
		2025[1]

Net Asset Value, Beginning of Period	$10.16	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.26	0.30

Net realized and unrealized gain (loss) on investments	(0.14)	0.19

Total income from investment operations	0.12	0.49

Less Distributions to Shareholders from:

Net investment income	(0.26)	(0.29)

Net realized gain on investments	—	(0.04)

Total distributions to shareholders	(0.26)	(0.33)

Net Asset Value, End of Period	$10.02	$10.16

Total Return[3,4]	1.18%[5]	4.87%[5,6]

Ratio of net expenses to average net assets	0.00%[7]	0.00%[7,8,9]

Ratio of gross expenses to average net assets[10]	0.13%[7]	0.17%[7,11]

Ratio of net investment income to average net assets[3]	5.23%[7]	2.93%[7]

Portfolio turnover	19%[5]	33%[5]

Net assets end of period (000’s) omitted	$122,595	$120,141

[1]	Commencement of operations was on June 12, 2025.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Includes Net increase from payment by affiliate. Total return would have been 4.66% excluding payment by affiliate.

[7]	Annualized.

[8]	Less than 0.005%.

[9]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Ratio does not reflect the annualization of audit fees.

The accompanying notes are an integral part of these financial statements.

20

AMG GW&K High Yield Bond SMA Shares Financial Highlights For a share outstanding throughout the fiscal period

For the fiscal period ended June 30, 2026[1] (unaudited)

Net Asset Value, Beginning of Period	$10.00

Income (loss) from Investment Operations:

Net investment income[2,3]	0.04

Net realized and unrealized loss on investments	(0.05)

Total loss from investment operations	(0.01)

Less Distributions to Shareholders from:

Net investment income	(0.02)

Net Asset Value, End of Period	$9.97

Total Return[3,4]	(0.13)%[5]

Ratio of net expenses to average net assets	0.00%[6]

Ratio of gross expenses to average net assets[7]	0.37%[6]

Ratio of net investment income to average net assets[3]	3.29%[6]

Portfolio turnover	0%[5]

Net assets end of period (000’s) omitted	$29,266

[1]	Commencement of operations was June 17, 2026.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income would have been lower had certain expenses not been offset.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

21

Notes to Financial Statements (unaudited) June 30, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: AMG GW&K Municipal Enhanced SMA Shares (“Municipal Enhanced”), AMG GW&K Securitized Bond SMA Shares (“Securitized Bond”) and AMG GW&K High Yield Bond SMA Shares (“High Yield Bond”), each a “Fund” and collectively, the “Funds”. Securitized Bond commenced operations on June 12, 2025, and High Yield Bond commenced operations on June 17, 2026.

Each Fund offers a single class of shares for purchase. Shares of each Fund may be purchased only by or on behalf of separately managed account clients where GW&K Investment Management, LLC (“GW&K”), the Funds’ subadviser, has an agreement with sponsors of separately managed account programs (“Program Sponsors”), or directly with the client, to provide management or advisory services to the managed account or to the Program Sponsor for its use in managing such account.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC

(the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate their net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds.

Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted

22

Notes to Financial Statements (continued)

prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Interest income on foreign securities is recorded gross of any withholding tax. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income, if any, will normally be declared and paid monthly. Fund distributions resulting from net realized capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences for Securitized Bond are primarily due to tax equalization utilized. Temporary differences for Securitized Bond are due to wash sale loss deferrals. There were no permanent or temporary differences for Municipal Enhanced or High Yield Bond.

At June 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation/ (Depreciation)

Municipal Enhanced	$255,874,917	$3,422,925	$(1,845,972)	$1,576,953

Securitized Bond	122,374,505	734,687	(462,113)	272,574

High Yield Bond	28,847,897	17,877	(85,244)	(67,367)

e. FEDERAL TAXES

Municipal Enhanced qualifies, and Securitized Bond Fund and High Yield Bond, each intends to qualify as an investment company and each fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of their taxable income and gains to their shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2025, Municipal Enhanced had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total
Municipal Enhanced	—	$301,673	$301,673

As High Yield Bond commenced operations on June 17, 2026, it had no capital loss carryovers for federal income tax purposes. As of December 31, 2025, Securitized Bond had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended December 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

23

Notes to Financial Statements (continued)

For the period ended June 30, 2026 (unaudited) and the fiscal period ended December 31, 2025, the capital stock transactions for the Funds were as follows:

	Municipal Enhanced				Securitized Bond
	June 30, 2026		December 31, 2025		June 30, 2026		December 31, 2025[1]
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,217,171	$52,871,241	9,203,818	$92,427,258	1,050,730	$10,629,251	12,661,989	$126,312,756

Shares issued in reinvestment of distributions	221,389	2,238,596	430,243	4,302,436	299,479	3,022,790	370,737	3,756,915

Shares redeemed	(1,601,901)	(16,269,636)	(5,766,069)	(58,043,779)	(945,784)	(9,596,862)	(1,204,692)	(12,278,479)

Net increase	3,836,659	$38,840,201	3,867,992	$38,685,915	404,425	$4,055,179	11,828,034	$117,791,192

	High Yield Bond
	June 30, 2026[2]

	Shares	Amount

Shares sold	2,931,025	$29,297,890

Shares issued in reinvestment of distributions	4,973	49,530

Shares redeemed	(1,943)	(19,353)

Net increase	2,934,055	$29,328,067

1 Commencement of operations was June 12, 2025.

2 Commencement of operations was June 17, 2026.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and, with respect to Securitized Bond and High Yield Bond, for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, Securitized Bond and High Yield Bond participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, Securitized Bond and High Yield Bond are indemnified for such losses by BNYM on joint repurchase agreements.

At June 30, 2026, the market value of Repurchase Agreements outstanding for Municipal Enhanced, Securitized Bond and High Yield Bond were $8,686,000, $1,463,000 and $0, respectively.

i. DELAYED DELIVERY TRANSACTIONS AND WHEN-ISSUED SECURITIES

The Funds may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each Fund’s Schedule of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Funds’ Statement of Assets and Liabilities. For financial reporting purposes, a Fund does not offset the receivable and payable for delayed delivery investments purchased and sold. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

24

Notes to Financial Statements (continued)

During the six months ended June 30, 2026, Securitized Bond entered into securities transactions on a delayed delivery or when issued basis. At June 30, 2026, the market value of delayed delivery securities held in the Fund amounted to $518,454.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the Funds’ subadviser and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K, who serves as subadviser pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

The Funds do not pay advisory fees to the Investment Manager or GW&K. Shareholders should be aware, however, that each Fund is an integral part of separately managed account programs, and the Investment Manager or GW&K will be compensated directly or indirectly by Program Sponsors or program participants for managed account advisory services.

The Investment Manager has contractually agreed, through at least May 1, 2027 for Municipal Enhanced and Securitized Bond, and May 1, 2028 for High Yield Bond, to waive fees and/or pay or reimburse the Funds’ expenses in order to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of each Fund to the annual rate of 0.00% of the average daily net assets attributable to such Fund. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the period ended June 30, 2026, the Investment Manager reimbursed Municipal Enhanced, Securitized Bond and High Yield Bond $77,653, $79,891, and $6,245, respectively.

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. The Funds do not pay administrative fees to the Investment Manager for these services.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund may be purchased only by or on behalf of separately managed account clients where GW&K has an agreement with the Program Sponsor (typically, a registered investment adviser or broker-dealer), or directly with the client, to provide management or advisory services to the managed account. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At June 30, 2026, the Funds had no interfund loans outstanding. Securitized Bond and High Yield Bond did not lend and the Funds did not borrow during the six months ended June 30, 2026.

The following Fund utilized the interfund lending program during the six months ended June 30, 2026 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Municipal Enhanced	$2,659,619	1	$330	4.528%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2026, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Municipal Enhanced	$45,772,109	$13,001,656

Securitized Bond *	8,271,905	1,937,433

High Yield Bond	28,163,465	—

* The purchases and sales amounts include transactions on a delayed delivery or when issued basis.

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2026 were as follows:

25

Notes to Financial Statements (continued)

	U.S. Government Obligations

Fund	Purchases	Sales

Securitized Bond	$18,696,749	$21,171,727

4. PORTFOLIO SECURITIES LOANED

Securitized Bond and High Yield Bond participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The Funds did not have any securities on loan at June 30, 2026.

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

Bank Loan Risk: Investments in bank loans are subject to credit risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

Changing Distribution Level Risk: The Fund will normally receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amount paid by the Fund will vary and generally depends on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

Collateralized Loan Obligations (“CLO”) and Other Collateralized Obligations Risk: The risks of investing in a CLO generally can be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment risk, and the risk of default of the underlying asset, among others.

Credit and Counterparty Risk: The issuer of bonds or other debt securities or a counterparty to a derivatives contract (including over-the-counter counterparties as well as brokers and clearinghouses in respect of exchange-traded and/or cleared products) may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations. Changes in an issuer’s financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Funds’ investment in that issuer.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market-related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Derivatives Risk: The use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, liquidity risk, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Exchange-Traded Fund Risk: Because ETFs incur their own costs, investing in them could result in a higher cost to the investor.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

26

Notes to Financial Statements (continued)

Floating Rate Instrument Risk: Changes in interest rates may affect the yield on the Fund’s investments in floating rate investments. Floating rate investments may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, a decline in interest rates may result in a reduction in income received from floating rate investments held by the Fund and may adversely affect the value of the Fund’s shares.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

High Yield Risk: Below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and the Funds’ investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Funds. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Funds’ portfolio.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Funds may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Funds.

Leverage Risk: Borrowing and some derivative investments such as futures, forward commitment transactions and swaps may increase volatility and magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of the Funds’ investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. The Funds may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

New Fund Risk: The Fund is a new fund, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. In addition, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Preferred Securities Risk: A preferred security may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred securities have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they are subject to greater credit risk than those debt securities. Preferred securities also may be significantly less liquid than many other securities.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Reinvestment Risk: The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

Restricted Securities Risk: Investing in restricted securities (including, without limitation, Rule 144A securities) may reduce the liquidity of the Fund’s investments in the event that an adequate trading market does not exist for these securities. Limitations on the resale of restricted securities could adversely affect the marketability of the securities, and the Fund may be unable to sell the security at the desired time or price, if at all. The purchase price and subsequent valuation of restricted securities normally reflect a discount, which may be significant, from the market price of comparable unrestricted securities for which a liquid trading market exists.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase. A portion of the Funds’ assets may be invested in fixed income securities that would tend to respond similarly to particular economic or political developments or the interest on which is based on revenues or otherwise related to similar types of projects. An example would be securities of issuers whose revenues are paid from similar types of projects, such as health care (including hospitals) or transportation.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as

27

Notes to Financial Statements (continued)

Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal Home Loan Banks (FHLBs), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of June 30, 2026:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Municipal Enhanced

Fixed Income Clearing Corp.	$8,686,000	—	$8,686,000	$8,686,000	—

Securitized Bond

Fixed Income Clearing Corp.	$1,463,000	—	$1,463,000	$1,463,000	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

28

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended June 30, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended June 30, 2026 is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended June 30, 2026.

Trustee fees and expenses

AMG GW&K Municipal Enhanced SMA Shares	$9,434

AMG GW&K Securitized Bond SMA Shares	4,969

AMG GW&K High Yield Bond SMA Shares	167

29

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

AMG GW&K Municipal Enhanced SMA Shares and AMG GW&K Securitized Bond SMA Shares: Approval of Investment Management Agreement and Subadvisory Agreements on June 3, 2026

At a meeting held on May 27, 2026, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds (the “Trust”), considered, and at a meeting held in-person on June 3, 2026, the Board, and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG GW&K Municipal Enhanced SMA Shares and AMG GW&K Securitized Bond SMA Shares (each, a “Fund,” and collectively, the “Funds”) (the “Investment Management Agreement”); and (ii) the Subadvisory Agreement with respect to each Fund, as amended at any time prior to the date of the meeting (collectively, the “Subadvisory Agreements”), with GW&K Investment Management, LLC, the Funds’ subadviser (the “Subadviser”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadviser, including the nature, extent and quality of services, comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”), other relevant matters, including management fees, the profitability of the Investment Manager and the Subadviser, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and the Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadviser of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of the Subadviser;

assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreements and annual consideration of the Subadvisory Agreements thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, the Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadviser with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding the Subadviser’s organizational and management structure and the Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadviser with portfolio management responsibility for each Fund, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into account the financial condition of the

30

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

Subadviser with respect to its ability to provide the services required under the Subadvisory Agreements. The Trustees also considered the Subadviser’s risk management processes.

PERFORMANCE

The Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about both a Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy. The Board was mindful of the Investment Manager’s expertise, resources and attention to monitoring the Subadviser’s performance, investment style and risk-adjusted performance with respect to the Funds and its discussions with the management of the Funds’ subadviser during the period regarding the factors that contributed to the performance of the Funds.

With respect to AMG GW&K Municipal Enhanced SMA Shares, among other information relating to the Fund’s performance, the Trustees noted that the performance of the Fund’s sole share class for the 1-year and 3-year periods ended March 31, 2026 and the period from the Fund’s inception on February 28, 2023 through March 31, 2026, was above, below, and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg U.S. Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and more recent outperformance relative to the Peer Group and the fact that the Fund ranked in the top half relative to the Peer Group for the 1-year period and the period from the Fund’s inception through March 31, 2026. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

With respect to AMG GW&K Securitized Bond SMA Shares, among other information relating to the Fund’s performance, the Trustees noted that the performance of the Fund’s sole share class for the period from the Fund’s inception on June 12, 2025 through March 31, 2026, was above the median performance of the Peer Group and below the performance of the Fund Benchmark, the Bloomberg U.S. Securitized Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s underperformance relative to the Fund Benchmark and outperformance relative to the Peer Group and the fact that the Fund ranked in the top decile relative to the Peer Group for the period from the Fund’s inception through March 31, 2026. The Trustees also considered that the Fund recently commenced operations and has a relatively limited performance history. It was noted that while the Trustees found the Peer Group comparisons generally useful, they recognized their limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection and size of the Peer Group and its composition over time. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of the Fund’s investment objective, strategies, and policies, as well as overall market conditions.

ADVISORY AND SUBADVISORY FEES; FUND EXPENSES; PROFITABILITY; AND ECONOMIES OF SCALE

The Trustees noted that each Fund pays no advisory fee to the Investment Manager for the services provided under the Investment Management Agreement and that the Investment Manager pays no subadvisory fee to the Subadviser in exchange for the services provided under each Subadvisory Agreement. The Trustees noted that each Fund is an integral part of separately managed account programs, and the Investment Manager or the Subadviser is compensated directly or indirectly by program sponsors or program participants. The Trustees noted that the Investment Manager indirectly benefits from compensation received by the Subadviser because the Investment Manager and the Subadviser are affiliated. The Trustees reviewed information provided by the Investment Manager at the May 27, 2026 and June 3, 2026 meetings and prior meetings setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted payments made from the Subadviser to the Investment Manager. The Trustees also considered management’s discussion of the current asset level of each Fund, and the impact on profitability of both the current asset level and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time.

The Trustees reviewed information regarding the cost to the Subadviser of providing subadvisory services to each Fund and the resulting profitability from the relationship. The Trustees noted that, because the Subadviser is an affiliate of the Investment Manager, a portion of the Subadviser’s revenues or profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the Subadviser would receive no subadvisory fee from the Investment Manager with respect to each Fund, but that it would be separately compensated by program sponsors and program participants. The Trustees also took into account management’s discussion of the services the Subadviser provides in performing its functions under the Subadvisory Agreements. Based on the foregoing, the Trustees concluded that the profitability to the Subadviser is reasonable and that the Subadviser is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also, with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to AMG GW&K Municipal Enhanced SMA Shares, the Trustees noted that the Fund’s management fees (which include both the advisory

31

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

and administration fees) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2026, were both rated in the Low rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.00%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

With respect to AMG GW&K Securitized Bond SMA Shares, the Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2026, were both rated in the Low rating level of the Fund’s Peer Group. The Trustees noted that the rating level corresponded to the Fund’s quintile ranking in its Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2027, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.00%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreements: (a) the Investment Manager and the Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement and (b) the Investment Manager and Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreements would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 3, 2026, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements for each Fund.

Approval of Amendment to Investment Management Agreement and Subadvisory Agreement with GW&K Investment Management, LLC with Respect to AMG GW&K High Yield Bond SMA Shares

At an in-person meeting held on March 18, 2026, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds (the “Trust”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve an amendment to the Investment Management Agreement (the “Investment Management Agreement”) between AMG Funds LLC (the “Investment Manager”) and the Trust relating to AMG GW&K High Yield Bond SMA Shares, a new series of the Trust (the “New Fund”), and a Subadvisory Agreement between the Investment Manager and GW&K Investment Management, LLC (“GW&K”) relating to the New Fund (the “Subadvisory Agreement” and, together with the Investment Management Agreement, the “New Fund Agreements”). The Independent Trustees were separately represented by independent legal counsel in their consideration of the New Fund Agreements and met with their independent legal counsel in a private session at which no representatives of management were present to consider the New Fund and the New Fund Agreements.

In considering the New Fund Agreements, the Trustees reviewed a variety of materials relating to the New Fund, the Investment Manager and GW&K provided in connection with the meeting of the Board held on March 18, 2026, including information regarding the nature, extent and quality of services to be provided by the Investment Manager and GW&K under their respective agreements. Because the New Fund is a newly created series of the Trust and has not yet begun operations, no comparative performance information for the New Fund was provided. The Trustees, however, considered the performance of other funds in the AMG Funds Family of Funds (the “AMG Fund Complex”) subadvised by GW&K for various time periods, including other taxable bond funds such as AMG GW&K Core Bond ESG Fund, AMG GW&K ESG Bond Fund, and AMG GW&K Securitized Bond SMA Shares. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and (b) discussed with legal counsel the legal standards applicable to their consideration of the New Fund Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by the Investment Manager under the Investment Management Agreement, the Trustees took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the Investment Manager’s financial information, operations and personnel, the performance of its duties with respect to other funds in the AMG Fund Complex, which, as of March 18, 2026, consisted of 39 funds, the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and the Administration Agreement between the Investment Manager and the Trust and the Trustees’ knowledge of the Investment Manager’s management team.

In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the quality of the monitoring services intended to be performed by the Investment Manager in overseeing the portfolio management responsibilities of GW&K; (b) the Investment Manager’s ability to supervise the New Fund’s other service providers; and (c) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising GW&K, the Investment Manager will: perform periodic detailed analyses and reviews of the performance by GW&K of its obligations to the New Fund, including without limitation analysis and review of portfolio and other compliance matters and review of GW&K’s investment performance with respect to the New Fund; prepare and present periodic reports to the Trustees regarding the investment performance of GW&K and other information regarding GW&K, at such times and in such forms as the Trustees may reasonably request; review and consider any changes in the personnel of GW&K responsible for performing GW&K’s obligations and make appropriate reports to the Trustees; review and consider any changes in the

32

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

ownership or senior management of GW&K and make appropriate reports to the Trustees; perform periodic in-person, telephonic or videoconference diligence meetings, including with respect to compliance matters, with representatives of GW&K; assist the Trustees and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepare recommendations with respect to the continued retention of GW&K or the replacement of GW&K, including at the request of the Board; identify potential successors to, or replacements of, GW&K or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Trustees a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designate and compensate from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and perform such other review and reporting functions as the Trustees shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of GW&K with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and noted that, as of December 31, 2025, the Investment Manager had approximately $18.2 billion in mutual fund assets under management. The Trustees also considered the Investment Manager’s risk management processes.

In the course of their deliberations regarding the nature, extent and quality of services to be provided by GW&K under the Subadvisory Agreement, the Trustees evaluated, among other things: (a) the expected services to be rendered by GW&K to the New Fund; (b) the qualifications and experience of GW&K personnel; and (c) the GW&K compliance program. The Trustees also took into account the financial condition of GW&K with respect to its ability to provide the services required under the Subadvisory Agreement and noted that, as of December 31, 2025, GW&K managed approximately $52.8 billion in assets. The Trustees also considered GW&K’s risk management processes. The Trustees took into account their knowledge of GW&K and noted that GW&K subadvised 13 other funds in the AMG Fund Complex, and that the Trustees had overseen funds subadvised by GW&K since 2008.

The Trustees also considered information regarding the nature, extent and quality of services provided by the Investment Manager and GW&K, as applicable, to funds in the AMG Fund Complex in connection with the Trustees’ annual consideration of the existing funds’ contractual arrangements. The Trustees considered the investment philosophy, strategies and techniques that are intended to be used in managing the New Fund. Among other things, the Trustees reviewed information about portfolio management and other professional staff and information regarding GW&K’s organizational and management structure. The Trustees considered specific information provided regarding the experience of the individuals at GW&K that are expected to have portfolio management responsibility for the New Fund, including the information set forth in the New Fund’s prospectus and statement of additional information to be filed with the Securities and Exchange Commission. The Trustees noted that the New Fund’s portfolio managers have extensive industry experience in taxable bond and high yield bond products. The Trustees also took into account a presentation made at the March 18, 2026 Board meeting by representatives from GW&K regarding the New Fund, its proposed investment strategy and GW&K’s separately managed account business. In addition, the Trustees observed that, in managing the New Fund’s portfolio, GW&K would use top-down research that focuses on managing duration, yield curve, credit quality, volatility and liquidity, as well as bottom-up research that focuses on fundamental analysis, valuation analysis, and technical analysis.

PERFORMANCE

Because the New Fund has not yet commenced operations, the Trustees noted that they could not draw any conclusions regarding the performance of the New Fund. The Trustees, however, considered the performance of the other funds in the AMG Fund Complex subadvised by GW&K.

ADVISORY FEES; FUND EXPENSES;

PROFITABILITY; AND ECONOMIES OF SCALE

The Trustees noted that the New Fund is proposed to pay no advisory fee to the Investment Manager for the services to be provided under the Investment Management Agreement and that the Investment Manager is proposed to pay no subadvisory fee to GW&K in exchange for the services to be provided by GW&K under the Subadvisory Agreement. The Trustees noted that the New Fund is an integral part of separately managed account programs, and the Investment Manager or GW&K will be compensated directly or indirectly by program sponsors or program participants. The Trustees noted that the Investment Manager would indirectly benefit from compensation received by GW&K because the Investment Manager and GW&K are affiliated. The Trustees also noted payments to be made from the Subadviser to the Investment Manager. The Trustees also took into account the fact that the Investment Manager has contractually agreed, through at least May 1, 2028, to limit the total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the New Fund to the annual rate of 0.00% of the New Fund’s average daily net assets. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and GW&K and the considerations noted above with respect to the Investment Manager and GW&K, the New Fund’s advisory fees and subadvisory fees are reasonable.

In considering the anticipated profitability of the Investment Manager with respect to the provision of investment advisory services to the New Fund, the Trustees considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as investment manager to the New Fund), received by the Investment Manager attributable to managing the New Fund; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the New Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered that the Investment Manager would receive no advisory fee from the New Fund. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is expected to be reasonable and that, since the New Fund does not currently have any assets, the Investment Manager is not realizing any material benefits from economies of scale. With respect to economies of scale, the Trustees also noted that as the New Fund’s

33

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)

assets increase over time, the Investment Manager may realize economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses, but noted the existence of the proposed expense limitation agreement and the expense cap described above.

In considering the anticipated profitability of GW&K with respect to the provision of subadvisory services to the New Fund, although recognizing that profitability with respect to the New Fund is speculative, the Trustees considered information regarding GW&K’s organization, management and financial stability. The Trustees noted that, because GW&K is an affiliate of the Investment Manager, a portion of GW&K’s revenues or anticipated profitability might be shared directly or indirectly with the Investment Manager. The Trustees also noted that GW&K would receive no subadvisory fee from the Investment Manager with respect to the New Fund, but that it would be separately compensated by program sponsors and program participants. The Trustees also took into account management’s discussion of the services GW&K is expected to provide in performing its functions under the Subadvisory Agreement. The Trustees also considered the anticipated net assets of the New Fund for its first year of operations. The Trustees also were provided, at their June 11, 2025 meeting, with the profitability of GW&K with respect to the other funds it subadvises in the AMG Fund Complex. Based on the foregoing, the Trustees concluded that the profitability to GW&K is expected to be reasonable and that, since the New Fund does not currently have any assets, GW&K is not realizing material benefits from economies of scale. Also with respect to economies of scale, the Trustees noted that as the New Fund’s assets increase over time, GW&K may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses, but noted the existence of the proposed expense limitation agreement and the expense cap described above.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the New

Fund Agreements: (a) the Investment Manager and GW&K have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) GW&K’s investment strategy is appropriate for pursuing the New Fund’s investment objectives; (c) GW&K is reasonably likely to execute its investment strategy consistently over time; and (d) the Investment Manager and GW&K maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the New Fund Agreements would be in the best interests of the New Fund and its shareholders. Accordingly, on March 18, 2026, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve the New Fund Agreements.

34

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

1350 Penn Avenue, Suite 102

Pittsburgh, PA 15222

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of a prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 4, 2026

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 4, 2026